UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-09689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)


             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)


                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691


                   Date of fiscal year end: September 30, 2008

                   Date of reporting period: December 31, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS
===============================


WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
COMMON STOCKS: 96.11%

APPAREL & ACCESSORY STORES: 1.91%
       464,600   KOHL'S CORPORATION+                                                                                $    21,278,680
                                                                                                                    ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 2.72%
       841,180   JONES APPAREL GROUP INCORPORATED                                                                        13,450,468
       246,350   VF CORPORATION                                                                                          16,914,391

                                                                                                                         30,364,859
                                                                                                                    ---------------
BUSINESS SERVICES: 6.50%
       976,000   MICROSOFT CORPORATION                                                                                   34,745,600
       796,000   OMNICOM GROUP INCORPORATED<<                                                                            37,833,880

                                                                                                                         72,579,480
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 9.72%
       492,400   AVERY DENNISON CORPORATION<<                                                                            26,166,136
       303,590   AVON PRODUCTS INCORPORATED                                                                              12,000,913
       399,790   COLGATE-PALMOLIVE COMPANY                                                                               31,167,628
       162,480   HENKEL KGAA ADR<<                                                                                        8,245,860
       462,400   JOHNSON & JOHNSON<<                                                                                     30,842,080

                                                                                                                        108,422,617
                                                                                                                    ---------------
COMMUNICATIONS: 3.29%
       984,585   VODAFONE GROUP PLC ADR                                                                                  36,744,712
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS: 8.40%
       731,420   BANK OF AMERICA CORPORATION                                                                             30,178,389
       430,100   JPMORGAN CHASE & COMPANY                                                                                18,773,865
       551,861   STATE STREET CORPORATION                                                                                44,811,113

                                                                                                                         93,763,367
                                                                                                                    ---------------
EATING & DRINKING PLACES: 2.86%
       283,008   DARDEN RESTAURANTS INCORPORATED                                                                          7,842,152
       409,369   MCDONALD'S CORPORATION                                                                                  24,115,928

                                                                                                                         31,958,080
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.74%
     1,503,450   FLEXTRONICS INTERNATIONAL LIMITED+<<                                                                    18,131,607
       772,840   GENERAL ELECTRIC COMPANY                                                                                28,649,179
       742,932   MOLEX INCORPORATED CLASS A<<                                                                            19,516,824
       240,150   TYCO ELECTRONICS LIMITED                                                                                 8,916,770

                                                                                                                         75,214,380
                                                                                                                    ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.93%
       402,030   ILLINOIS TOOL WORKS INCORPORATED                                                                        21,524,686
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS: 3.52%
       343,380   ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                   17,972,509
       248,150   DIAGEO PLC ADR                                                                                          21,298,715

                                                                                                                         39,271,224
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES: 2.04%
       479,000   WAL-MART STORES INCORPORATED                                                                            22,766,870
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
HEALTH SERVICES: 1.23%
       237,600   CARDINAL HEALTH INCORPORATED                                                                       $    13,721,400
                                                                                                                    ---------------
HOLDING & OTHER INVESTMENT OFFICES: 3.39%
         7,990   BERKSHIRE HATHAWAY INCORPORATED CLASS B+                                                                37,840,640
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 8.90%
       675,900   DELL INCORPORATED+                                                                                      16,566,309
       418,600   DIEBOLD INCORPORATED                                                                                    12,131,028
       634,290   DOVER CORPORATION                                                                                       29,234,426
       193,810   EATON CORPORATION                                                                                       18,789,880
       594,800   PITNEY BOWES INCORPORATED                                                                               22,626,192

                                                                                                                         99,347,835
                                                                                                                    ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 2.53%
       744,700   WILLIS GROUP HOLDINGS LIMITED                                                                           28,276,259
                                                                                                                    ---------------
INSURANCE CARRIERS: 6.73%
       560,020   ALLSTATE CORPORATION                                                                                    29,249,845
       659,110   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                               38,426,113
       396,200   MBIA INCORPORATED<<                                                                                      7,381,206

                                                                                                                         75,057,164
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 5.45%
       137,860   BECTON DICKINSON & COMPANY                                                                              11,522,339
     1,357,752   BOSTON SCIENTIFIC CORPORATION+                                                                          15,790,656
       633,310   QUEST DIAGNOSTICS INCORPORATED<<                                                                        33,502,099

                                                                                                                         60,815,094
                                                                                                                    ---------------
MEDICAL PRODUCTS: 1.30%
       250,470   BAXTER INTERNATIONAL INCORPORATED                                                                       14,539,784
                                                                                                                    ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.67%
       469,250   TYCO INTERNATIONAL LIMITED                                                                              18,605,763
                                                                                                                    ---------------
MISCELLANEOUS RETAIL: 1.76%
       785,100   OFFICE DEPOT INCORPORATED+                                                                              10,920,741
       540,985   ZALE CORPORATION+<<                                                                                      8,688,219

                                                                                                                         19,608,960
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 4.24%
       665,800   AMERICAN EXPRESS COMPANY                                                                                34,634,916
     1,420,050   COUNTRYWIDE FINANCIAL CORPORATION<<                                                                     12,695,247

                                                                                                                         47,330,163
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 3.80%
       452,600   EXXON MOBIL CORPORATION<<                                                                               42,404,094
                                                                                                                    ---------------
PRIMARY METAL INDUSTRIES: 1.10%
       238,100   HUBBELL INCORPORATED CLASS B                                                                            12,285,960
                                                                                                                    ---------------
TRAVEL & RECREATION: 1.92%
       480,790   CARNIVAL CORPORATION                                                                                    21,390,347
                                                                                                                    ---------------
WHOLESALE TRADE-DURABLE GOODS: 2.46%
       396,199   KIMBERLY-CLARK CORPORATION                                                                              27,472,439
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------


   C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
TOTAL COMMON STOCKS (COST $1,048,947,546)                                                                             1,072,584,857
                                                                                                                    ---------------

PREFERRED STOCKS: 1.75%
       348,000   HENKEL KGAA ADR PREFERRED                                                                          $    19,540,197

TOTAL PREFERRED STOCKS (COST $16,296,312)                                                                                19,540,197
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL FOR SECURITIES LENDING: 14.57%

COLLATERAL INVESTED IN OTHER ASSETS: 14.57%
$      997,300   BANCO SANTANDER TOTTA LOAN+/-++                                         5.04%       10/15/2008             995,794
       997,300   BANK OF IRELAND+/-++                                                    4.86        10/14/2008             996,203
     3,590,279   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                 VALUE $3,591,206)                                                       4.65        01/02/2008           3,590,279
     1,994,600   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                 AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $1,995,104)             4.55        01/02/2008           1,994,600
    10,571,378   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                 102% COLLATERALIZED (MATURITY VALUE $10,574,080)                        4.60        01/02/2008          10,571,378
       797,840   BNP PARIBAS+/-                                                          4.84        11/07/2008             796,468
     1,994,600   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                 VALUE $1,995,108)                                                       4.58        01/02/2008           1,994,600
       997,300   CAFCO LLC                                                               5.41        01/09/2008             996,342
     2,792,439   CHARIOT FUNDING LLC++                                                   5.61        01/16/2008           2,787,329
     2,592,979   CHEYNE FINANCE LLC+/-++^^(A)(I)                                         4.61        02/25/2008           2,333,681
     1,994,600   CHEYNE FINANCE LLC+/-++^^(A)(I)                                         4.67        05/19/2008           1,795,140
    15,134,812   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                 VALUE $15,138,697)                                                      4.62        01/02/2008          15,134,812
       199,460   COMERICA BANK+/-                                                        5.24        02/08/2008             199,338
    11,365,325   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED (MATURITY VALUE $11,368,229)                             4.60        01/02/2008          11,365,325
       997,300   CULLINAN FINANCE CORPORATION+/-++                                       4.57        02/12/2008             996,223
     2,991,899   CULLINAN FINANCE CORPORATION+/-++                                       4.57        08/04/2008           2,975,564
     2,393,519   CULLINAN FINANCE CORPORATION+/-++                                       4.85        02/25/2008           2,393,519
     8,975,698   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 (MATURITY VALUE $8,977,982)                                             4.58        01/02/2008           8,975,698
     3,989,199   FIVE FINANCE INCORPORATED+/-++                                          5.18        07/09/2008           3,961,115
     2,433,411   GALLEON CAPITAL LLC++                                                   4.60        01/02/2008           2,433,411
     2,792,439   GOVCO LLC++                                                             4.41        01/25/2008           2,784,313
     1,675,464   GOVCO LLC                                                               5.30        01/03/2008           1,675,263
       598,380   GRAMPIAN FUNDING LIMITED                                                5.11        01/03/2008             598,308
     7,778,938   GREENWICH CAPITAL REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 (MATURITY VALUE $7,780,913)                                             4.57        01/02/2008           7,778,938
       398,920   HARRIER FINANCE FUNDING LLC+/-                                          4.88        04/25/2008             398,920
       997,300   HARRIER FINANCE FUNDING LLC+/-++                                        5.20        01/11/2008             997,120
     2,592,979   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                           5.10        08/16/2008           2,592,979
       997,300   INTESA BANK (IRELAND) PLC+/-++                                          4.88        10/24/2008             996,053
    21,142,755   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 (MATURITY VALUE $21,148,182)                                            4.62        01/02/2008          21,142,755
       319,136   JUPITER SECURITIZATION CORPORATION                                      5.41        01/17/2008             318,510
     2,293,789   KESTREL FUNDING US LLC+/-++                                             4.84        02/25/2008           2,293,400
       398,920   KESTREL FUNDING US LLC+/-                                               4.88        04/25/2008             398,920
     1,994,600   LINKS FINANCE LLC+/-++                                                  4.57        08/15/2008           1,971,741
     2,952,007   LIQUID FUNDING LIMITED+/-++                                             5.11        06/11/2008           2,954,369
       184,500   MORGAN STANLEY+/-                                                       5.15        10/15/2008             184,500
    17,665,084   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 (MATURITY VALUE $17,669,579)                                            4.58        01/02/2008          17,665,084
     1,994,600   NORTHERN ROCK PLC+/-++                                                  5.27        10/03/2008           1,975,531
       161,363   RACERS TRUST SERIES 2004-6-MM+/-++                                      5.05        03/22/2008             161,363
     1,436,112   SEDNA FINANCE INCORPORATED+/-++                                         5.21        04/10/2008           1,431,545
       319,136   SHEFFIELD RECEIVABLES CORPORATION++                                     5.85        01/04/2008             319,050
     1,017,246   SHIPROCK FINANCE SERIES 2007-4A+/-++                                    5.10        04/11/2008           1,017,246
       777,894   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                          4.82        02/29/2008             777,314

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                      INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      997,300   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                         5.22%        02/04/2008    $        996,861
       797,840   SLM CORPORATION+/-++                                                   5.23         05/12/2008             793,125
     1,994,600   STANFIELD VICTORIA FUNDING LLC+/-++(K)(A)(I)                           4.88         02/15/2008           1,981,595
     1,236,652   STANFIELD VICTORIA FUNDING LLC+/-++(K)(A)(I)                           5.23         04/03/2008           1,224,545
       428,480   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                   5.51         01/18/2008             427,584
       230,616   THE TRAVELERS INSURANCE COMPANY+/-                                     5.31         02/08/2008             230,611
       997,300   UNICREDITO ITALIANO BANK (IRELAND)+/-                                  5.05         10/14/2008             996,263
       997,300   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                     5.26         10/08/2008             996,422
     2,553,087   VERSAILLES CDS LLC++                                                   6.15         01/04/2008           2,552,398
     1,715,356   VICTORIA FINANCE LLC+/-++(K)(A)(I)                                     4.57         07/28/2008           1,674,633
       997,300   VICTORIA FINANCE LLC+/-++(K)(A)(I)                                     4.60         08/07/2008             997,300
     1,994,600   WHITE PINE FINANCE LLC+/-++(K)                                         4.98         02/22/2008           1,989,114

                                                                                                                        162,580,492
                                                                                                                   ----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $162,958,058)                                                             162,580,492
                                                                                                                   ----------------

SHARES
SHORT-TERM INVESTMENTS: 1.94%
    21,680,248   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                            21,680,248
                                                                                                                   ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $21,680,248)                                                                          21,680,248
                                                                                                                   ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,249,882,164)*                                               114.37%                                       $  1,276,385,794

OTHER ASSETS AND LIABILITIES, NET                                    (14.37)                                           (160,330,178)
                                                                     ------                                        ----------------

TOTAL NET ASSETS                                                     100.00%                                       $  1,116,055,616
                                                                     ------                                        ----------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)   ILLIQUID SECURITY.

(K) SUBSEQUENT TO DECEMBER 31, 2007, THIS SECURITY HAS BEEN CLASSIFIED AS A DEFAULTED SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $21,680,248.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
COMMON STOCKS: 92.04%

APPAREL & ACCESSORY STORES: 1.41%
        89,900   AEROPOSTALE INCORPORATED+<<                                                                        $     2,382,350
                                                                                                                    ---------------
BIOPHARMACEUTICALS: 2.27%
        83,600   GILEAD SCIENCES INCORPORATED+                                                                            3,846,436
                                                                                                                    ---------------
BUSINESS SERVICES: 13.61%
        52,500   ADOBE SYSTEMS INCORPORATED+                                                                              2,243,325
        64,300   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A                                                       2,182,342
        93,400   eBAY INCORPORATED+                                                                                       3,099,946
       117,700   JUNIPER NETWORKS INCORPORATED+<<                                                                         3,907,640
       133,200   MICROSOFT CORPORATION                                                                                    4,741,920
        68,400   OMNICOM GROUP INCORPORATED                                                                               3,251,052
       160,400   ORACLE CORPORATION+                                                                                      3,621,832

                                                                                                                         23,048,057
                                                                                                                    ---------------
COMMUNICATIONS: 1.43%
        58,200   AT&T INCORPORATED                                                                                        2,418,792
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS: 2.31%
        51,000   NORTHERN TRUST CORPORATION                                                                               3,905,580
                                                                                                                    ---------------
E-COMMERCE/SERVICES: 1.99%
        36,400   AMAZON.COM INCORPORATED+                                                                                 3,372,096
                                                                                                                    ---------------
EDUCATIONAL SERVICES: 1.78%
        35,300   ITT EDUCATIONAL SERVICES INCORPORATED+                                                                   3,010,031
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES: 1.82%
       279,500   ALLIED WASTE INDUSTRIES INCORPORATED+<<                                                                  3,080,090
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.06%
        73,600   AMPHENOL CORPORATION CLASS A                                                                             3,412,832
       142,300   CISCO SYSTEMS INCORPORATED+                                                                              3,852,061
       138,000   NVIDIA CORPORATION+                                                                                      4,694,760

                                                                                                                         11,959,653
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 2.95%
        52,300   JACOBS ENGINEERING GROUP INCORPORATED+<<                                                                 5,000,403
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS: 4.00%
        50,500   PEPSICO INCORPORATED                                                                                     3,832,950
        47,900   THE COCA-COLA COMPANY                                                                                    2,939,623

                                                                                                                          6,772,573
                                                                                                                    ---------------
FOOD STORES: 1.74%
        86,300   SAFEWAY INCORPORATED                                                                                     2,952,323
                                                                                                                    ---------------
HOLDING & OTHER INVESTMENT OFFICES: 1.84%
        26,500   AFFILIATED MANAGERS GROUP INCORPORATED+<<                                                                3,112,690
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 20.45%
        61,500   AGCO CORPORATION+<<                                                                                      4,180,770
        24,900   APPLE INCORPORATED+                                                                                      4,932,192
        60,200   CAMERON INTERNATIONAL CORPORATION+                                                                       2,897,426
       130,800   EMC CORPORATION                                                                                          2,423,724

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
        89,500   HEWLETT-PACKARD COMPANY                                                                            $     4,517,960
       139,100   INTEL CORPORATION                                                                                        3,708,406
        38,800   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                              4,194,280
        63,400   NATIONAL OILWELL VARCO INCORPORATED+                                                                     4,657,364
        41,400   PARKER HANNIFIN CORPORATION<<                                                                            3,117,834

                                                                                                                         34,629,956
                                                                                                                    ---------------
INSURANCE CARRIERS: 2.43%
        47,000   WELLPOINT INCORPORATED+                                                                                  4,123,310
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 6.48%
        44,800   BECTON DICKINSON & COMPANY                                                                               3,744,384
        82,300   DENTSPLY INTERNATIONAL INCORPORATED                                                                      3,705,146
        44,600   WATERS CORPORATION+                                                                                      3,526,522

                                                                                                                         10,976,052
                                                                                                                    ---------------
MEDICAL MANAGEMENT SERVICES: 3.32%
        77,100   EXPRESS SCRIPTS INCORPORATED+                                                                            5,628,300
                                                                                                                    ---------------
MEDICAL PRODUCTS: 2.30%
        67,100   BAXTER INTERNATIONAL INCORPORATED                                                                        3,895,155
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 2.89%
        26,500   DEVON ENERGY CORPORATION                                                                                 2,356,115
        32,900   OCCIDENTAL PETROLEUM CORPORATION                                                                         2,532,971

                                                                                                                          4,889,086
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.30%
        78,600   NASDAQ STOCK MARKET INCORPORATED+<<                                                                      3,889,914
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT: 5.88%
        54,600   AUTOLIV INCORPORATED                                                                                     2,877,966
        41,100   NORTHROP GRUMMAN CORPORATION                                                                             3,232,104
        50,300   UNITED TECHNOLOGIES CORPORATION                                                                          3,849,960

                                                                                                                          9,960,030
                                                                                                                    ---------------
WHOLESALE TRADE-DURABLE GOODS: 1.78%
        34,500   W.W. GRAINGER INCORPORATED                                                                               3,019,440
                                                                                                                    ---------------
TOTAL COMMON STOCKS (COST $125,069,695)                                                                                 155,872,317
                                                                                                                    ---------------

PRINCIPAL                                                                         INTEREST RATE    MATURITY DATE
COLLATERAL FOR SECURITIES LENDING: 12.04%

COLLATERAL INVESTED IN OTHER ASSETS: 12.04%
$      125,107   BANCO SANTANDER TOTTA LOAN+/-++                                      5.04%          10/15/2008             124,918
       125,107   BANK OF IRELAND+/-++                                                 4.86           10/14/2008             124,970
       450,386   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                 VALUE $450,502)                                                      4.65           01/02/2008             450,386
       250,214   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                 AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $250,277)            4.55           01/02/2008             250,214
     1,326,136   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                 102% COLLATERALIZED (MATURITY VALUE $1,326,475)                      4.60           01/02/2008           1,326,136
       100,086   BNP PARIBAS+/-                                                       4.84           11/07/2008              99,914
       250,214   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 (MATURITY VALUE $250,278)                                            4.58           01/02/2008             250,214

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE    MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      125,107   CAFCO LLC                                                            5.41%          01/09/2008     $       124,987
       350,300   CHARIOT FUNDING LLC++                                                5.61           01/16/2008             349,659
       325,279   CHEYNE FINANCE LLC+/-++^^(A)(I)                                      4.61           02/25/2008             292,751
       250,214   CHEYNE FINANCE LLC+/-++^^(A)(I)                                      4.67           05/19/2008             225,193
     1,898,599   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 (MATURITY VALUE $1,899,086)                                          4.62           01/02/2008           1,898,599
        25,021   COMERICA BANK+/-                                                     5.24           02/08/2008              25,006
     1,425,733   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED (MATURITY VALUE $1,426,097)                           4.60           01/02/2008           1,425,733
       125,107   CULLINAN FINANCE CORPORATION+/-++                                    4.57           02/12/2008             124,972
       375,321   CULLINAN FINANCE CORPORATION+/-++                                    4.57           08/04/2008             373,272
       300,257   CULLINAN FINANCE CORPORATION+/-++                                    4.85           02/25/2008             300,257
     1,125,964   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 (MATURITY VALUE $1,126,250)                                          4.58           01/02/2008           1,125,964
       500,429   FIVE FINANCE INCORPORATED+/-++                                       5.18           07/09/2008             496,905
       305,261   GALLEON CAPITAL LLC++                                                4.60           01/02/2008             305,261
       350,300   GOVCO LLC++                                                          4.41           01/25/2008             349,281
       210,180   GOVCO LLC                                                            5.30           01/03/2008             210,155
        75,064   GRAMPIAN FUNDING LIMITED                                             5.11           01/03/2008              75,055
       975,836   GREENWICH CAPITAL REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 (MATURITY VALUE $976,084)                                            4.57           01/02/2008             975,836
        50,043   HARRIER FINANCE FUNDING LLC+/-                                       4.88           04/25/2008              50,043
       125,107   HARRIER FINANCE FUNDING LLC+/-++                                     5.20           01/11/2008             125,085
       325,279   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                        5.10           08/16/2008             325,279
       125,107   INTESA BANK (IRELAND) PLC+/-++                                       4.88           10/24/2008             124,951
     2,652,271   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 (MATURITY VALUE $2,652,952)                                          4.62           01/02/2008           2,652,271
        40,034   JUPITER SECURITIZATION CORPORATION                                   5.41           01/17/2008              39,956
       287,746   KESTREL FUNDING US LLC+/-++                                          4.84           02/25/2008             287,697
        50,043   KESTREL FUNDING US LLC+/-                                            4.88           04/25/2008              50,043
       250,214   LINKS FINANCE LLC+/-++                                               4.57           08/15/2008             247,347
       370,317   LIQUID FUNDING LIMITED+/-++                                          5.11           06/11/2008             370,613
        23,145   MORGAN STANLEY+/-                                                    5.15           10/15/2008              23,145
     2,216,011   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 (MATURITY VALUE $2,216,575)                                          4.58           01/02/2008           2,216,011
       250,214   NORTHERN ROCK PLC+/-++                                               5.27           10/03/2008             247,822
        20,242   RACERS TRUST SERIES 2004-6-MM+/-++                                   5.05           03/22/2008              20,242
       180,154   SEDNA FINANCE INCORPORATED+/-++                                      5.21           04/10/2008             179,581
        40,034   SHEFFIELD RECEIVABLES CORPORATION++                                  5.85           01/04/2008              40,023
       127,609   SHIPROCK FINANCE SERIES 2007-4A+/-++                                 5.10           04/11/2008             127,609
        97,584   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                       4.82           02/29/2008              97,511
       125,107   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                       5.22           02/04/2008             125,052
       100,086   SLM CORPORATION+/-++                                                 5.23           05/12/2008              99,494
       250,214   STANFIELD VICTORIA FUNDING LLC+/-++(K)(A)(I)                         4.88           02/15/2008             248,583
       155,133   STANFIELD VICTORIA FUNDING LLC+/-++(K)(A)(I)                         5.23           04/03/2008             153,614
        53,751   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                 5.51           01/18/2008              53,639
        28,930   THE TRAVELERS INSURANCE COMPANY+/-                                   5.31           02/08/2008              28,929
       125,107   UNICREDITO ITALIANO BANK (IRELAND)+/-                                5.05           10/14/2008             124,977
       125,107   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                   5.26           10/08/2008             124,997
       320,274   VERSAILLES CDS LLC++                                                 6.15           01/04/2008             320,188
       215,184   VICTORIA FINANCE LLC+/-++(K)(A)(I)                                   4.57           07/28/2008             210,076
       125,107   VICTORIA FINANCE LLC+/-++(K)(A)(I)                                   4.60           08/07/2008             125,107
       250,214   WHITE PINE FINANCE LLC+/-++(K)                                       4.98           02/22/2008             249,526

                                                                                                                         20,395,049
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $20,459,466)                                                               20,395,049
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS: 8.00%
    13,547,187   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                            13,547,187
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS (COST $13,547,187)                                                                          13,547,187
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $159,076,348)*                                          112.08%                                               $   189,814,553

OTHER ASSETS AND LIABILITIES, NET                             (12.08)                                                   (20,463,605)
                                                              ------                                                ---------------

TOTAL NET ASSETS                                              100.00%                                               $   169,350,948
                                                              ------                                                ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)   ILLIQUID SECURITY.

(K) SUBSEQUENT TO DECEMBER 31, 2007, THIS SECURITY HAS BEEN CLASSIFIED AS A DEFAULTED SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $13,547,187.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
COMMON STOCKS: 96.96%

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 1.34%
        31,100   WARNACO GROUP INCORPORATED+<<                                                                      $     1,082,280
                                                                                                                    ---------------
AUTO PARTS & EQUIPMENT: 0.53%
        20,300   AMERIGON INCORPORATED+                                                                                     429,142
                                                                                                                    ---------------
BIOTECHNOLOGY: 1.19%
        52,800   OBAGI MEDICAL PRODUCTS INCORPORATED+                                                                       965,712
                                                                                                                    ---------------
BUSINESS SERVICES: 24.27%
        54,100   BLUEPHOENIX SOLUTIONS LIMITED                                                                              980,292
        10,000   CAPELLA EDUCATION COMPANY+                                                                                 654,600
        64,200   CONCUR TECHNOLOGIES INCORPORATED<<                                                                       2,324,682
        16,300   CTRIP.COM INTERNATIONAL ADR                                                                                936,761
        23,200   DEALERTRACK HOLDINGS INCORPORATED+<<                                                                       776,504
        51,500   DOUBLE-TAKE SOFTWARE INCORPORATED                                                                        1,118,580
        68,800   FALCONSTOR SOFTWARE INCORPORATED+<<                                                                        774,688
        15,400   HMS HOLDINGS CORPORATION+<<                                                                                511,434
         9,100   HURON CONSULTING GROUP INCORPORATED+                                                                       733,733
        48,500   INTERACTIVE INTELLIGENCE INCORPORATED+                                                                   1,277,975
        11,700   MERCADOLIBRE INCORPORATED+<<                                                                               864,396
        80,820   OMNICELL INCORPORATED+                                                                                   2,176,483
        31,500   OMNITURE INCORPORATED+<<                                                                                 1,048,635
        40,500   PHASE FORWARD INCORPORATED                                                                                 880,875
        57,900   PROS HOLDINGS INCORPORATED+                                                                              1,135,998
        52,400   SHANDA INTERACTIVE ENTERTAINMENT LIMITED+                                                                1,747,016
        48,850   VOCUS INCORPORATED+<<                                                                                    1,686,791

                                                                                                                         19,629,443
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 11.88%
        31,300   BIOMARIN PHARMACEUTICAL INCORPORATED<<                                                                   1,108,020
        17,700   CHATTEM INCORPORATED+<<                                                                                  1,337,058
        21,100   FMC CORPORATION                                                                                          1,151,005
        27,200   IDEXX LABORATORIES INCORPORATED+                                                                         1,594,736
        18,900   INVERNESS MEDICAL INNOVATIONS INCORPORATED+<<                                                            1,061,802
        34,800   MGI PHARMA INCORPORATED+                                                                                 1,410,444
        21,900   ONYX PHARMACEUTICALS INCORPORATED+                                                                       1,218,078
        15,300   TERRA INDUSTRIES INCORPORATED+                                                                             730,728

                                                                                                                          9,611,871
                                                                                                                    ---------------
COMMUNICATIONS: 4.62%
        29,700   CBEYOND INCORPORATED+<<                                                                                  1,158,003
        23,600   DG FASTCHANNEL INCORPORATED+                                                                               605,104
        10,700   EQUINIX INCORPORATED<<                                                                                   1,081,449
        26,400   GEOEYE INCORPORATED+                                                                                       888,360

                                                                                                                          3,732,916
                                                                                                                    ---------------
COMMUNICATIONS EQUIPMENT: 0.97%
        10,700   GENERAL CABLE CORPORATION+<<                                                                               784,096
                                                                                                                    ---------------
EATING & DRINKING PLACES: 1.20%
         6,600   CHIPOTLE MEXICAN GRILL INCORPORATED+<<                                                                     970,662
                                                                                                                    ---------------
EDUCATIONAL SERVICES: 1.92%
        19,300   NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP INCORPORATED+                                                  1,555,387
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 10.53%
         9,300   ATHEROS COMMUNICATIONS INCORPORATED+<<                                                             $       284,022
        41,400   CHINA SECURITY & SURVEILLANCE TECHNOLOGY INCORPORATED+<<                                                   904,176
        64,898   COMTECH GROUP INCORPORATED+<<                                                                            1,045,507
        37,650   DIODES INCORPORATED+<<                                                                                   1,132,136
        32,550   HARMONIC INCORPORATED+                                                                                     341,124
        25,500   JA SOLAR HOLDINGS COMPANY LIMITED+                                                                       1,780,155
        84,000   MICROTUNE INCORPORATED+<<                                                                                  548,520
        35,200   SOLERA HOLDINGS INCORPORATED+                                                                              872,256
        46,800   ULTRALIFE BATTERIES INCORPORATED+                                                                          943,020
        20,000   UNIVERSAL ELECTRONICS INCORPORATED+                                                                        668,800

                                                                                                                          8,519,716
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.80%
        20,200   STANLEY INCORPORATED+                                                                                      646,804
                                                                                                                    ---------------
FOOTWEAR: 4.63%
        32,300   CROCS INCORPORATED<<                                                                                     1,188,963
        16,500   DECKERS OUTDOOR CORPORATION+                                                                             2,558,490

                                                                                                                          3,747,453
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.70%
        38,800   NUANCE COMMUNICATIONS INCORPORATED+<<                                                                      724,784
        40,200   THE MIDDLEBY CORPORATION+<<                                                                              3,080,124

                                                                                                                          3,804,908
                                                                                                                    ---------------
INSURANCE CARRIERS: 0.52%
         6,500   THE NAVIGATORS GROUP INCORPORATED+                                                                         422,500
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 4.49%
        20,900   HOLOGIC INCORPORATED<<                                                                                   1,434,576
        35,500   ICON PLC                                                                                                 2,196,030

                                                                                                                          3,630,606
                                                                                                                    ---------------
MEDICAL EQUIPMENT & SUPPLIES: 3.52%
        70,891   CYNOSURE INCORPORATED+<<                                                                                 1,875,776
        24,600   NUVASIVE INCORPORATED+                                                                                     972,192

                                                                                                                          2,847,968
                                                                                                                    ---------------
MEMBERSHIP ORGANIZATIONS: 2.35%
        17,800   BLUEPHOENIX SOLUTIONS LIMITED+<<                                                                           322,536
        31,000   INVESTOOLS INCORPORATED+                                                                                   549,940
        28,000   TEAM INCORPORATED+                                                                                       1,024,240

                                                                                                                          1,896,716
                                                                                                                    ---------------
METAL MINING: 0.41%
        23,100   SHENGDATECH INCORPORATED+<<                                                                                333,795
                                                                                                                    ---------------
MISCELLANEOUS RETAIL: 0.43%
        12,500   DICK'S SPORTING GOODS INCORPORATED+<<                                                                      347,000
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 5.63%
        73,900   ARENA RESOURCES INCORPORATED+<<                                                                          3,082,369
         8,800   CNX GAS CORPORATION+<<                                                                                     281,160

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
OIL & GAS EXTRACTION (continued)
        36,800   GMX RESOURCES INCORPORATED+<<                                                                      $     1,187,904

                                                                                                                          4,551,433
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.02%
           500   SANDRIDGE ENERGY INCORPORATED+<<                                                                            17,930
                                                                                                                    ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.79%
        21,500   DOLAN MEDIA COMPANY+                                                                                       627,155
        32,100   SHUTTERFLY INCORPORATED+<<                                                                                 822,402

                                                                                                                          1,449,557
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.80%
        31,575   FCSTONE GROUP INCORPORATED+<<                                                                            1,453,397
                                                                                                                    ---------------
TRANSPORTATION BY AIR: 0.70%
        11,400   AIR METHODS CORPORATION+                                                                                   566,238
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT: 3.88%
        18,900   HEICO CORPORATION                                                                                          805,140
        23,700   TRANSDIGN GROUP INCORPORATED+                                                                            1,070,529
         8,700   TRIUMPH GROUP INCORPORATED                                                                                 716,445
        49,600   WONDER AUTO TECHNOLOGY INCORPORATED+                                                                       549,072

                                                                                                                          3,141,186
                                                                                                                    ---------------
WATER TRANSPORTATION: 0.85%
        21,900   DIANA SHIPPING INCORPORATED<<                                                                              688,974
                                                                                                                    ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.89%
         5,500   WIMM-BILL-DANN FOODS OJSC ADR                                                                              720,720
                                                                                                                    ---------------
WHOLESALE TRADE-DURABLE GOODS: 1.10%
        42,100   LKQ CORPORATION+<<                                                                                         884,936
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $65,425,874)                                                                                   78,433,346
                                                                                                                    ---------------

PRINCIPAL                                                                             INTEREST RATE   MATURITY DATE
COLLATERAL FOR SECURITIES LENDING: 38.38%

COLLATERAL INVESTED IN OTHER ASSETS: 38.38%
$      190,463   BANCO SANTANDER TOTTA LOAN+/-++                                           5.04%        10/15/2008          190,176
       190,463   BANK OF IRELAND+/-++                                                      4.86         10/14/2008          190,254
       685,668   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                 VALUE $685,845)                                                           4.65         01/02/2008          685,668
       380,927   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                 AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $381,023)                 4.55         01/02/2008          380,927
     2,018,911   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                 102% COLLATERALIZED (MATURITY VALUE $2,019,427)                           4.60         01/02/2008        2,018,911
       152,371   BNP PARIBAS+/-                                                            4.84         11/07/2008          152,109
       380,927   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                 VALUE $381,024)                                                           4.58         01/02/2008          380,927
       190,463   CAFCO LLC                                                                 5.41         01/09/2008          190,280
       533,297   CHARIOT FUNDING LLC++                                                     5.61         01/16/2008          532,321
       495,205   CHEYNE FINANCE LLC+/-++^^(A)(I)                                           4.61         02/25/2008          445,684
       380,927   CHEYNE FINANCE LLC+/-++^^(A)(I)                                           4.67         05/19/2008          342,834
     2,890,431   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                 VALUE $2,891,173)                                                         4.62         01/02/2008        2,890,431
        38,093   COMERICA BANK+/-                                                          5.24         02/08/2008           38,069

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  2,170,538   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
               COLLATERALIZED (MATURITY VALUE $2,171,093)                                  4.60%        01/02/2008    $   2,170,538
     190,463   CULLINAN FINANCE CORPORATION+/-++                                           4.57         02/12/2008          190,258
     571,390   CULLINAN FINANCE CORPORATION+/-++                                           4.57         08/04/2008          568,270
     457,112   CULLINAN FINANCE CORPORATION+/-++                                           4.85         02/25/2008          457,112
   1,714,170   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $1,714,606)                                                 4.58         01/02/2008        1,714,170
     761,853   FIVE FINANCE INCORPORATED+/-++                                              5.18         07/09/2008          756,490
     464,730   GALLEON CAPITAL LLC++                                                       4.60         01/02/2008          464,730
     533,297   GOVCO LLC++                                                                 4.41         01/25/2008          531,745
     319,978   GOVCO LLC                                                                   5.30         01/03/2008          319,940
     114,278   GRAMPIAN FUNDING LIMITED                                                    5.11         01/03/2008          114,264
   1,485,614   GREENWICH CAPITAL REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $1,485,991)                                                 4.57         01/02/2008        1,485,614
      76,185   HARRIER FINANCE FUNDING LLC+/-                                              4.88         04/25/2008           76,185
     190,463   HARRIER FINANCE FUNDING LLC+/-++                                            5.20         01/11/2008          190,429
     495,205   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                               5.10         08/16/2008          495,205
     190,463   INTESA BANK (IRELAND) PLC+/-++                                              4.88         10/24/2008          190,225
   4,037,822   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $4,038,858)                                                 4.62         01/02/2008        4,037,822
      60,948   JUPITER SECURITIZATION CORPORATION                                          5.41         01/17/2008           60,829
     438,066   KESTREL FUNDING US LLC+/-++                                                 4.84         02/25/2008          437,991
      76,185   KESTREL FUNDING US LLC+/-                                                   4.88         04/25/2008           76,185
     380,927   LINKS FINANCE LLC+/-++                                                      4.57         08/15/2008          376,561
     563,771   LIQUID FUNDING LIMITED+/-++                                                 5.11         06/11/2008          564,222
      35,236   MORGAN STANLEY+/-                                                           5.15         10/15/2008           35,236
   3,373,660   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $3,374,518)                                                 4.58         01/02/2008        3,373,660
     380,927   NORTHERN ROCK PLC+/-++                                                      5.27         10/03/2008          377,285
      30,817   RACERS TRUST SERIES 2004-6-MM+/-++                                          5.05         03/22/2008           30,817
     274,267   SEDNA FINANCE INCORPORATED+/-++                                             5.21         04/10/2008          273,395
      60,948   SHEFFIELD RECEIVABLES CORPORATION++                                         5.85         01/04/2008           60,932
     194,273   SHIPROCK FINANCE SERIES 2007-4A+/-++                                        5.10         04/11/2008          194,273
     148,561   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                              4.82         02/29/2008          148,451
     190,463   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                              5.22         02/04/2008          190,379
     152,371   SLM CORPORATION+/-++                                                        5.23         05/12/2008          151,470
     380,927   STANFIELD VICTORIA FUNDING LLC+/-++(K)(A)(I)                                4.88         02/15/2008          378,443
     236,174   STANFIELD VICTORIA FUNDING LLC+/-++(K)(A)(I)                                5.23         04/03/2008          233,862
      81,831   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                        5.51         01/18/2008           81,660
      44,043   THE TRAVELERS INSURANCE COMPANY+/-                                          5.31         02/08/2008           44,042
     190,463   UNICREDITO ITALIANO BANK (IRELAND)+/-                                       5.05         10/14/2008          190,265
     190,463   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                          5.26         10/08/2008          190,296
     487,586   VERSAILLES CDS LLC++                                                        6.15         01/04/2008          487,454
     327,597   VICTORIA FINANCE LLC+/-++(K)(A)(I)                                          4.57         07/28/2008          319,820
     190,463   VICTORIA FINANCE LLC+/-++(K)(A)(I)                                          4.60         08/07/2008          190,463
     380,927   WHITE PINE FINANCE LLC+/-++(K)                                              4.98         02/22/2008          379,879

                                                                                                                         31,049,458
                                                                                                                      -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $31,124,238)                                                               31,049,458
                                                                                                                      -------------

SHARES
SHORT-TERM INVESTMENTS: 2.72%
   2,195,205   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                               2,195,205
                                                                                                                      -------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,195,205)                                                                            2,195,205
                                                                                                                      -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $98,745,317)*                                                                      138.06%                      $ 111,678,009

OTHER ASSETS AND LIABILITIES, NET                                                        (38.06)                        (30,785,523)
                                                                                         ------                       -------------

TOTAL NET ASSETS                                                                         100.00%                      $  80,892,486
                                                                                         ------                       -------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)   ILLIQUID SECURITY.

(K) SUBSEQUENT TO DECEMBER 31, 2007, THIS SECURITY HAS BEEN CLASSIFIED AS A DEFAULTED SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,195,205.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
COMMON STOCKS: 97.40%

BUSINESS SERVICES: 2.19%
       193,925   MICROSOFT CORPORATION                                                                              $     6,903,730
       318,825   SYMANTEC CORPORATION+<<                                                                                  5,145,836

                                                                                                                         12,049,566
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 12.06%
        98,250   ABBOTT LABORATORIES                                                                                      5,516,738
        76,997   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                    7,594,214
       151,925   BRISTOL-MYERS SQUIBB COMPANY                                                                             4,029,051
        55,075   COLGATE-PALMOLIVE COMPANY                                                                                4,293,647
       147,459   E.I. DU PONT DE NEMOURS & COMPANY                                                                        6,501,467
        87,640   JOHNSON & JOHNSON<<                                                                                      5,845,588
       386,185   PFIZER INCORPORATED                                                                                      8,777,985
       186,860   PROCTER & GAMBLE COMPANY                                                                                13,719,261
        96,931   ROHM & HAAS COMPANY<<                                                                                    5,144,128
       109,400   WYETH                                                                                                    4,834,386

                                                                                                                         66,256,465
                                                                                                                    ---------------
COMMUNICATIONS: 5.99%
       475,090   AT&T INCORPORATED                                                                                       19,744,740
       300,786   VERIZON COMMUNICATIONS INCORPORATED                                                                     13,141,340

                                                                                                                         32,886,080
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS: 12.61%
       368,830   BANK OF AMERICA CORPORATION                                                                             15,217,926
       136,905   BANK OF NEW YORK MELLON CORPORATION                                                                      6,675,488
       398,740   CITIGROUP INCORPORATED<<                                                                                11,738,906
       325,540   JPMORGAN CHASE & COMPANY                                                                                14,209,821
        62,350   STATE STREET CORPORATION                                                                                 5,062,820
       237,256   US BANCORP                                                                                               7,530,505
       233,140   WACHOVIA CORPORATION                                                                                     8,866,314

                                                                                                                         69,301,780
                                                                                                                    ---------------
EATING & DRINKING PLACES: 1.23%
       115,220   MCDONALD'S CORPORATION                                                                                   6,787,610
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES: 5.36%
       107,866   DOMINION RESOURCES INCORPORATED                                                                          5,118,242
         1,275   EXELON CORPORATION                                                                                         104,091
        52,995   FIRSTENERGY CORPORATION                                                                                  3,833,658
       157,720   FPL GROUP INCORPORATED                                                                                  10,672,912
       135,875   MDU RESOURCES GROUP INCORPORATED                                                                         3,751,509
        60,840   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                             5,976,922

                                                                                                                         29,457,334
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.64%
       164,600   CISCO SYSTEMS INCORPORATED+                                                                              4,455,722
       134,975   EMERSON ELECTRIC COMPANY                                                                                 7,647,684
       480,994   GENERAL ELECTRIC COMPANY                                                                                17,830,448
       170,995   NOKIA OYJ ADR                                                                                            6,564,498

                                                                                                                         36,498,352
                                                                                                                    ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 2.03%
       110,575   COMMERCIAL METALS COMPANY                                                                                3,245,376

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT (continued)
       109,560   FORTUNE BRANDS INCORPORATED                                                                        $     7,927,762

                                                                                                                         11,173,138
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS: 2.04%
        71,712   KRAFT FOODS INCORPORATED CLASS A                                                                         2,339,963
       117,045   PEPSICO INCORPORATED                                                                                     8,883,716

                                                                                                                         11,223,679
                                                                                                                    ---------------
FOOD STORES: 0.87%
       139,700   SAFEWAY INCORPORATED                                                                                     4,779,137
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES: 1.68%
       184,795   TARGET CORPORATION                                                                                       9,239,750
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.62%
        72,866   3M COMPANY                                                                                               6,144,061
       218,470   HEWLETT-PACKARD COMPANY                                                                                 11,028,366
       260,550   INTEL CORPORATION                                                                                        6,946,263
        62,442   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                              6,749,980

                                                                                                                         30,868,670
                                                                                                                    ---------------
INSURANCE CARRIERS: 7.21%
       194,418   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                               11,334,569
       163,705   METLIFE INCORPORATED                                                                                    10,087,502
       214,050   THE TRAVELERS COMPANIES INCORPORATED                                                                    11,515,890
        76,175   WELLPOINT INCORPORATED+                                                                                  6,682,833

                                                                                                                         39,620,794
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.66%
        38,734   BECTON DICKINSON & COMPANY                                                                               3,237,388
        85,125   ROCKWELL AUTOMATION INCORPORATED                                                                         5,870,220

                                                                                                                          9,107,608
                                                                                                                    ---------------
MEDICAL PRODUCTS: 0.87%
        81,875   MERCK & COMPANY INCORPORATED                                                                             4,757,756
                                                                                                                    ---------------
MISCELLANEOUS RETAIL: 0.92%
       126,775   CVS CAREMARK CORPORATION                                                                                 5,039,306
                                                                                                                    ---------------
MOTION PICTURES: 1.50%
       270,550   TIME WARNER INCORPORATED                                                                                 4,466,781
       117,015   WALT DISNEY COMPANY                                                                                      3,777,244

                                                                                                                          8,244,025
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.42%
       127,200   AMERICAN CAPITAL STRATEGIES LIMITED<<                                                                    4,192,512
       108,610   AMERICAN EXPRESS COMPANY                                                                                 5,649,892
        73,625   CAPITAL ONE FINANCIAL CORPORATION<<                                                                      3,479,518

                                                                                                                         13,321,922
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 2.52%
       131,250   CHESAPEAKE ENERGY CORPORATION                                                                            5,145,000
       180,975   HALLIBURTON COMPANY                                                                                      6,860,762

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
OIL & GAS EXTRACTION (continued)
         2,200   SCHLUMBERGER LIMITED                                                                               $       216,414
        30,025   TIDEWATER INCORPORATED<<                                                                                 1,647,172

                                                                                                                         13,869,348
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 13.30%
       210,170   CHEVRON CORPORATION                                                                                     19,615,166
       198,100   CONOCOPHILLIPS<<                                                                                        17,492,230
       282,286   EXXON MOBIL CORPORATION<<                                                                               26,447,375
       102,050   MARATHON OIL CORPORATION                                                                                 6,210,763
        47,000   VALERO ENERGY CORPORATION                                                                                3,291,410

                                                                                                                         73,056,944
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.64%
        16,572   AMERIPRISE FINANCIAL INCORPORATED                                                                          913,283
        19,525   GOLDMAN SACHS GROUP INCORPORATED                                                                         4,198,851
        62,350   LEHMAN BROTHERS HOLDINGS INCORPORATED<<                                                                  4,080,184
        47,500   MERRILL LYNCH & COMPANY INCORPORATED                                                                     2,549,800
       155,250   MORGAN STANLEY                                                                                           8,245,328

                                                                                                                         19,987,446
                                                                                                                    ---------------
TOBACCO PRODUCTS: 1.31%
        94,975   ALTRIA GROUP INCORPORATED                                                                                7,178,211
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT: 3.36%
       164,880   HONEYWELL INTERNATIONAL INCORPORATED                                                                    10,151,662
       108,400   UNITED TECHNOLOGIES CORPORATION                                                                          8,296,936

                                                                                                                         18,448,598
                                                                                                                    ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.37%
        65,025   SYSCO CORPORATION                                                                                        2,029,424
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $400,880,536)                                                                                 535,182,943
                                                                                                                    ---------------

PRINCIPAL                                                                            INTEREST RATE   MATURITY DATE
COLLATERAL FOR SECURITIES LENDING: 13.65%

COLLATERAL INVESTED IN OTHER ASSETS: 13.65%
$      460,014   BANCO SANTANDER TOTTA LOAN+/-++                                         5.04%         10/15/2008           459,320
       460,014   BANK OF IRELAND+/-++                                                    4.86          10/14/2008           459,508
     1,656,052   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 (MATURITY VALUE $1,656,480)                                             4.65          01/02/2008         1,656,052
       920,029   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                 AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $920,262)               4.55          01/02/2008           920,029
     4,876,153   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                 102% COLLATERALIZED (MATURITY VALUE $4,877,399)                         4.60          01/02/2008         4,876,153
       368,012   BNP PARIBAS+/-                                                          4.84          11/07/2008           367,379
       920,029   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 (MATURITY VALUE $920,263)                                               4.58          01/02/2008           920,029
       460,014   CAFCO LLC                                                               5.41          01/09/2008           459,573
     1,288,041   CHARIOT FUNDING LLC++                                                   5.61          01/16/2008         1,285,683
     1,196,038   CHEYNE FINANCE LLC+/-++^^(A)(I)                                         4.61          02/25/2008         1,076,434
       920,029   CHEYNE FINANCE LLC+/-++^^(A)(I)                                         4.67          05/19/2008           828,026
     6,981,083   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 (MATURITY VALUE $6,982,875)                                             4.62          01/02/2008         6,981,083
        92,003   COMERICA BANK+/-                                                        5.24          02/08/2008            91,947
     5,242,369   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED (MATURITY VALUE $5,243,709)                              4.60          01/02/2008         5,242,369

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                      INTEREST RATE    MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      460,014   CULLINAN FINANCE CORPORATION+/-++                                       4.57%         02/12/2008   $       459,518
     1,380,043   CULLINAN FINANCE CORPORATION+/-++                                       4.57          08/04/2008         1,372,508
     1,104,035   CULLINAN FINANCE CORPORATION+/-++                                       4.85          02/25/2008         1,104,035
     4,140,130   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 (MATURITY VALUE $4,141,183)                                             4.58          01/02/2008         4,140,130
     1,840,058   FIVE FINANCE INCORPORATED+/-++                                          5.18          07/09/2008         1,827,104
     1,122,435   GALLEON CAPITAL LLC++                                                   4.60          01/02/2008         1,122,435
     1,288,041   GOVCO LLC++                                                             4.41          01/25/2008         1,284,292
       772,824   GOVCO LLC                                                               5.30          01/03/2008           772,732
       276,009   GRAMPIAN FUNDING LIMITED                                                5.11          01/03/2008           275,976
     3,588,113   GREENWICH CAPITAL REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 (MATURITY VALUE $3,589,024)                                             4.57          01/02/2008         3,588,113
       184,006   HARRIER FINANCE FUNDING LLC+/-                                          4.88          04/25/2008           184,006
       460,014   HARRIER FINANCE FUNDING LLC+/-++                                        5.20          01/11/2008           459,932
     1,196,038   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                           5.10          08/16/2008         1,196,038
       460,014   INTESA BANK (IRELAND) PLC+/-++                                          4.88          10/24/2008           459,439
     9,752,307   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 (MATURITY VALUE $9,754,810)                                             4.62          01/02/2008         9,752,307
       147,205   JUPITER SECURITIZATION CORPORATION                                      5.41          01/17/2008           146,916
     1,058,033   KESTREL FUNDING US LLC+/-++                                             4.84          02/25/2008         1,057,853
       184,006   KESTREL FUNDING US LLC+/-                                               4.88          04/25/2008           184,006
       920,029   LINKS FINANCE LLC+/-++                                                  4.57          08/15/2008           909,485
     1,361,643   LIQUID FUNDING LIMITED+/-++                                             5.11          06/11/2008         1,362,732
        85,103   MORGAN STANLEY+/-                                                       5.15          10/15/2008            85,103
     8,148,196   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 (MATURITY VALUE $8,150,269)                                             4.58          01/02/2008         8,148,196
       920,029   NORTHERN ROCK PLC+/-++                                                  5.27          10/03/2008           911,233
        74,430   RACERS TRUST SERIES 2004-6-MM+/-++                                      5.05          03/22/2008            74,430
       662,421   SEDNA FINANCE INCORPORATED+/-++                                         5.21          04/10/2008           660,314
       147,205   SHEFFIELD RECEIVABLES CORPORATION++                                     5.85          01/04/2008           147,165
       469,215   SHIPROCK FINANCE SERIES 2007-4A+/-++                                    5.10          04/11/2008           469,215
       358,811   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                          4.82          02/29/2008           358,544
       460,014   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                          5.22          02/04/2008           459,812
       368,012   SLM CORPORATION+/-++                                                    5.23          05/12/2008           365,837
       920,029   STANFIELD VICTORIA FUNDING LLC+/-++(K)(A)(I)                            4.88          02/15/2008           914,030
       570,418   STANFIELD VICTORIA FUNDING LLC+/-++(K)(A)(I)                            5.23          04/03/2008           564,834
       197,641   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                    5.51          01/18/2008           197,228
       106,374   THE TRAVELERS INSURANCE COMPANY+/-                                      5.31          02/08/2008           106,372
       460,014   UNICREDITO ITALIANO BANK (IRELAND)+/-                                   5.05          10/14/2008           459,536
       460,014   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                      5.26          10/08/2008           459,610
     1,177,637   VERSAILLES CDS LLC++                                                    6.15          01/04/2008         1,177,319
       791,225   VICTORIA FINANCE LLC+/-++(K)(A)(I)                                      4.57          07/28/2008           772,441
       460,014   VICTORIA FINANCE LLC+/-++(K)(A)(I)                                      4.60          08/07/2008           460,014
       920,029   WHITE PINE FINANCE LLC+/-++(K)                                          4.98          02/22/2008           917,499

                                                                                                                         74,991,874
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $75,141,013)                                                               74,991,874
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS: 1.40%
     7,673,210   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             7,673,210
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $7,673,210)                                                                            7,673,210
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $483,694,759)*                                         112.45%                                                $   617,848,027

OTHER ASSETS AND LIABILITIES, NET                            (12.45)                                                    (68,415,953)
                                                             ------                                                 ---------------

TOTAL NET ASSETS                                             100.00%                                                $   549,432,074
                                                             ------                                                 ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)   ILLIQUID SECURITY.

(K) SUBSEQUENT TO DECEMBER 31, 2007, THIS SECURITY HAS BEEN CLASSIFIED AS A DEFAULTED SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,673,210.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------


   EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
COMMON STOCKS: 98.04%

APPAREL & ACCESSORY STORES: 1.22%
       369,300   GAP INCORPORATED                                                                                   $     7,858,704
                                                                                                                    ---------------
BIOPHARMACEUTICALS: 1.26%
       109,000   GENZYME CORPORATION+                                                                                     8,113,960
                                                                                                                    ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.38%
       183,900   D.R. HORTON INCORPORATED<<                                                                               2,421,963
                                                                                                                    ---------------
BUSINESS SERVICES: 1.47%
       128,900   ADOBE SYSTEMS INCORPORATED+                                                                              5,507,897
       219,850   SUN MICROSYSTEMS INCORPORATED+                                                                           3,985,881

                                                                                                                          9,493,778
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 7.06%
       279,900   BRISTOL-MYERS SQUIBB COMPANY                                                                             7,422,948
       420,600   CELANESE CORPORATION CLASS A                                                                            17,799,792
        72,000   CYTEC INDUSTRIES INCORPORATED                                                                            4,433,760
        93,200   INVITROGEN CORPORATION<<+                                                                                8,705,812
        97,600   PROCTER & GAMBLE COMPANY                                                                                 7,165,792

                                                                                                                         45,528,104
                                                                                                                    ---------------
COMMUNICATIONS: 7.19%
       608,500   AT&T INCORPORATED                                                                                       25,289,260
       144,400   DIRECTV GROUP INCORPORATED+                                                                              3,338,528
       113,900   TURKCELL ILETISIM HIZMETLERI AS ADR                                                                      3,140,223
       334,000   VERIZON COMMUNICATIONS INCORPORATED                                                                     14,592,460

                                                                                                                         46,360,471
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS: 9.87%
       492,200   BANK OF AMERICA CORPORATION                                                                             20,308,172
       220,900   BANK OF NEW YORK MELLON CORPORATION                                                                     10,771,084
       225,400   CITIGROUP INCORPORATED                                                                                   6,635,776
       439,700   JPMORGAN CHASE & COMPANY                                                                                19,192,905
       384,300   NEW YORK COMMUNITY BANCORP INCORPORATED<<                                                                6,755,994

                                                                                                                         63,663,931
                                                                                                                    ---------------
EATING & DRINKING PLACES: 1.67%
        76,100   DARDEN RESTAURANTS INCORPORATED                                                                          2,108,731
       148,000   JACK IN THE BOX INCORPORATED+                                                                            3,813,960
        81,800   MCDONALD'S CORPORATION                                                                                   4,818,838

                                                                                                                         10,741,529
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES: 9.18%
       358,800   AMERICAN ELECTRIC POWER COMPANY INCORPORATED<<                                                          16,705,728
       232,300   EDISON INTERNATIONAL                                                                                    12,397,851
       121,200   FIRSTENERGY CORPORATION                                                                                  8,767,608
       230,200   NORTHEAST UTILITIES                                                                                      7,207,562
       174,100   NRG ENERGY INCORPORATED<<+                                                                               7,545,494
       290,000   XCEL ENERGY INCORPORATED                                                                                 6,545,300

                                                                                                                         59,169,543
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 3.90%
       181,400   COOPER INDUSTRIES LIMITED CLASS A                                                                        9,592,432

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
       305,500   GENERAL ELECTRIC COMPANY                                                                           $    11,324,885
       124,100   NVIDIA CORPORATION+                                                                                      4,221,882

                                                                                                                         25,139,199
                                                                                                                    ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.84%
       112,900   SNAP-ON INCORPORATED                                                                                     5,446,296
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS: 1.56%
        82,200   H.J. HEINZ COMPANY                                                                                       3,837,096
       120,800   MOLSON COORS BREWING COMPANY                                                                             6,235,696

                                                                                                                         10,072,792
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES: 0.71%
       158,600   TJX COMPANIES INCORPORATED                                                                               4,556,578
                                                                                                                    ---------------
HOLDING & OTHER INVESTMENT OFFICES: 2.59%
       181,400   ANNALY MORTGAGE MANAGEMENT INCORPORATED                                                                  3,297,852
        54,900   EXTERRAN HOLDINGS INCORPORATED+                                                                          4,490,820
       141,100   PROLOGIS<<                                                                                               8,942,918

                                                                                                                         16,731,590
                                                                                                                    ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.53%
        64,700   BEST BUY COMPANY INCORPORATED                                                                            3,406,455
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 8.32%
       130,200   CNH GLOBAL N.V.                                                                                          8,569,764
        45,200   CUMMINS INCORPORATED                                                                                     5,757,124
       185,500   HEWLETT-PACKARD COMPANY                                                                                  9,364,040
       118,800   INTEL CORPORATION                                                                                        3,167,208
        58,200   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                              6,291,420
       179,000   SANDISK CORPORATION<<+                                                                                   5,937,430
        35,000   SPX CORPORATION                                                                                          3,599,750
       158,200   TERADATA CORPORATION+                                                                                    4,336,262
       101,300   TEREX CORPORATION<<+                                                                                     6,642,241

                                                                                                                         53,665,239
                                                                                                                    ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 3.47%
       105,400   AON CORPORATION                                                                                          5,026,526
       136,300   HUMANA INCORPORATED+                                                                                    10,264,753
       296,500   UNUMPROVIDENT CORPORATION                                                                                7,053,735

                                                                                                                         22,345,014
                                                                                                                    ---------------
INSURANCE CARRIERS: 5.11%
       137,100   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                7,992,930
        81,800   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                           7,132,142
        96,400   PRUDENTIAL FINANCIAL INCORPORATED                                                                        8,969,056
       164,700   THE TRAVELERS COMPANIES INCORPORATED                                                                     8,860,860

                                                                                                                         32,954,988
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.51%
        56,500   THERMO FISHER SCIENTIFIC INCORPORATED<<+                                                                 3,258,920
                                                                                                                    ---------------
MEDICAL MANAGEMENT SERVICES: 0.68%
        43,300   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                     4,390,620
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
MEDICAL PRODUCTS: 1.61%
       179,000   MERCK & COMPANY INCORPORATED                                                                       $    10,401,690
                                                                                                                    ---------------
METAL MINING: 1.74%
       109,800   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                     11,247,912
                                                                                                                    ---------------
MISCELLANEOUS RETAIL: 0.81%
       130,600   CVS CAREMARK CORPORATION                                                                                 5,191,350
                                                                                                                    ---------------
MOTION PICTURES: 0.90%
       180,200   WALT DISNEY COMPANY                                                                                      5,816,856
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 2.21%
       115,900   ANADARKO PETROLEUM CORPORATION<<                                                                         7,613,471
        85,800   OCCIDENTAL PETROLEUM CORPORATION                                                                         6,605,742

                                                                                                                         14,219,213
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 10.70%
       135,000   CHEVRON CORPORATION                                                                                     12,599,550
        62,600   CONOCOPHILLIPS<<                                                                                         5,527,580
       335,200   EXXON MOBIL CORPORATION<<                                                                               31,404,888
        14,600   FRONTIER OIL CORPORATION<<                                                                                 592,468
       172,500   MARATHON OIL CORPORATION                                                                                10,498,350
       119,600   VALERO ENERGY CORPORATION                                                                                8,375,588

                                                                                                                         68,998,424
                                                                                                                    ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 1.35%
       194,800   HEALTH CARE REIT INCORPORATED<<                                                                          8,705,612
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.72%
       111,000   AMERIPRISE FINANCIAL INCORPORATED                                                                        6,117,210
        44,700   GOLDMAN SACHS GROUP INCORPORATED                                                                         9,612,735
       181,000   INVESCO LIMITED<<                                                                                        5,679,780
        78,470   RAYMOND JAMES FINANCIAL INCORPORATED                                                                     2,562,830

                                                                                                                         23,972,555
                                                                                                                    ---------------
TOBACCO PRODUCTS: 3.55%
       194,400   ALTRIA GROUP INCORPORATED                                                                               14,692,752
        96,400   LOEWS CORPORATION - CAROLINA GROUP                                                                       8,222,920

                                                                                                                         22,915,672
                                                                                                                    ---------------
TRANSPORTATION BY AIR: 0.61%
       109,400   UAL CORPORATION+                                                                                         3,901,204
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT: 3.32%
       532,100   FORD MOTOR COMPANY<<+                                                                                    3,581,033
       102,500   GOODRICH CORPORATION                                                                                     7,237,525
        76,900   ITT CORPORATION                                                                                          5,078,476
        68,300   MAGNA INTERNATIONAL INCORPORATED CLASS A                                                                 5,493,363

                                                                                                                         21,390,397
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $573,408,965)                                                                                 632,080,559
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------


   EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL FOR SECURITIES LENDING: 14.08%

COLLATERAL INVESTED IN OTHER ASSETS: 14.08%
$    556,950   BANCO SANTANDER TOTTA LOAN+/-++                                             5.04%        10/15/2008    $     556,109
     556,950   BANK OF IRELAND+/-++                                                        4.86         10/14/2008          556,337
   2,005,019   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
               VALUE $2,005,537)                                                           4.65         01/02/2008        2,005,019
   1,113,900   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
               AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $1,114,182)                 4.55         01/02/2008        1,113,900
   5,903,668   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
               102% COLLATERALIZED (MATURITY VALUE $5,905,177)                             4.60         01/02/2008        5,903,668
     445,560   BNP PARIBAS+/-                                                              4.84         11/07/2008          444,794
   1,113,900   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
               VALUE $1,114,183)                                                           4.58         01/02/2008        1,113,900
     556,950   CAFCO LLC                                                                   5.41         01/09/2008          556,415
   1,559,460   CHARIOT FUNDING LLC++                                                       5.61         01/16/2008        1,556,606
   1,448,070   CHEYNE FINANCE LLC+/-++^^(A)(I)                                             4.61         02/25/2008        1,303,263
   1,113,900   CHEYNE FINANCE LLC+/-++^^(A)(I)                                             4.67         05/19/2008        1,002,510
   8,452,154   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
               VALUE $8,454,323)                                                           4.62         01/02/2008        8,452,154
     111,390   COMERICA BANK+/-                                                            5.24         02/08/2008          111,322
   6,347,055   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
               COLLATERALIZED (MATURITY VALUE $6,348,677)                                  4.60         01/02/2008        6,347,055
     556,950   CULLINAN FINANCE CORPORATION+/-++                                           4.57         02/12/2008          556,348
   1,670,850   CULLINAN FINANCE CORPORATION+/-++                                           4.57         08/04/2008        1,661,727
   1,336,680   CULLINAN FINANCE CORPORATION+/-++                                           4.85         02/25/2008        1,336,680
   5,012,549   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $5,013,824)                                                 4.58         01/02/2008        5,012,549
   2,227,799   FIVE FINANCE INCORPORATED+/-++                                              5.18         07/09/2008        2,212,116
   1,358,958   GALLEON CAPITAL LLC++                                                       4.60         01/02/2008        1,358,958
   1,559,460   GOVCO LLC++                                                                 4.41         01/25/2008        1,554,922
     935,676   GOVCO LLC                                                                   5.30         01/03/2008          935,563
     334,170   GRAMPIAN FUNDING LIMITED                                                    5.11         01/03/2008          334,130
   4,344,209   GREENWICH CAPITAL REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $4,345,312)                                                 4.57         01/02/2008        4,344,209
     222,780   HARRIER FINANCE FUNDING LLC+/-                                              4.88         04/25/2008          222,780
     556,950   HARRIER FINANCE FUNDING LLC+/-++                                            5.20         01/11/2008          556,850
   1,448,070   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                               5.10         08/16/2008        1,448,070
     556,950   INTESA BANK (IRELAND) PLC+/-++                                              4.88         10/24/2008          556,254
  11,807,337   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $11,810,368)                                                4.62         01/02/2008       11,807,337
     178,224   JUPITER SECURITIZATION CORPORATION                                          5.41         01/17/2008          177,875
   1,280,985   KESTREL FUNDING US LLC+/-++                                                 4.84         02/25/2008        1,280,767
     222,780   KESTREL FUNDING US LLC+/-                                                   4.88         04/25/2008          222,780
   1,113,900   LINKS FINANCE LLC+/-++                                                      4.57         08/15/2008        1,101,134
   1,648,572   LIQUID FUNDING LIMITED+/-++                                                 5.11         06/11/2008        1,649,890
     103,036   MORGAN STANLEY+/-                                                           5.15         10/15/2008          103,036
   9,865,204   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $9,867,714)                                                 4.58         01/02/2008        9,865,204
   1,113,900   NORTHERN ROCK PLC+/-++                                                      5.27         10/03/2008        1,103,251
      90,114   RACERS TRUST SERIES 2004-6-MM+/-++                                          5.05         03/22/2008           90,114
     802,008   SEDNA FINANCE INCORPORATED+/-++                                             5.21         04/10/2008          799,457
     178,224   SHEFFIELD RECEIVABLES CORPORATION++                                         5.85         01/04/2008          178,176
     568,089   SHIPROCK FINANCE SERIES 2007-4A+/-++                                        5.10         04/11/2008          568,089
     434,421   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                              4.82         02/29/2008          434,097
     556,950   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                              5.22         02/04/2008          556,705
     445,560   SLM CORPORATION+/-++                                                        5.23         05/12/2008          442,927
   1,113,900   STANFIELD VICTORIA FUNDING LLC+/-++(K)(A)(I)                                4.88         02/15/2008        1,106,637
     690,618   STANFIELD VICTORIA FUNDING LLC+/-++(K)(A)(I)                                5.23         04/03/2008          683,857
     239,288   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                        5.51         01/18/2008          238,788
     128,789   THE TRAVELERS INSURANCE COMPANY+/-                                          5.31         02/08/2008          128,787
     556,950   UNICREDITO ITALIANO BANK (IRELAND)+/-                                       5.05         10/14/2008          556,371
     556,950   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                          5.26         10/08/2008          556,460
   1,425,792   VERSAILLES CDS LLC++                                                        6.15         01/04/2008        1,425,407

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    957,954   VICTORIA FINANCE LLC+/-++(K)(A)(I)                                          4.57%        07/28/2008    $     935,212
     556,950   VICTORIA FINANCE LLC+/-++(K)(A)(I)                                          4.60         08/07/2008          556,950
   1,113,900   WHITE PINE FINANCE LLC+/-++(K)                                              4.98         02/22/2008        1,110,836

                                                                                                                         90,794,352
                                                                                                                      -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $91,054,377)                                                               90,794,352
                                                                                                                      -------------
SHARES
SHORT-TERM INVESTMENTS: 1.89%
  12,157,719   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              12,157,719
                                                                                                                      -------------

TOTAL SHORT-TERM INVESTMENTS (COST $12,157,719)                                                                          12,157,719
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $676,621,061)*                                          114.01%                                                 $ 735,032,630

OTHER ASSETS AND LIABILITIES, NET                             (14.01)                                                   (90,296,408)
                                                              ------                                                  -------------

TOTAL NET ASSETS                                              100.00%                                                 $ 644,736,222
                                                              ------                                                  -------------


<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)   ILLIQUID SECURITY.

(K) SUBSEQUENT TO DECEMBER 31, 2007, THIS SECURITY HAS BEEN CLASSIFIED AS A DEFAULTED SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $12,157,719.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                            VALUE
COMMON STOCKS: 98.48%

AMUSEMENT & RECREATION SERVICES: 0.23%
        38,543   HARRAH'S ENTERTAINMENT INCORPORATED<<                                                              $     3,420,691
        64,808   INTERNATIONAL GAME TECHNOLOGY                                                                            2,847,015

                                                                                                                          6,267,706
                                                                                                                    ---------------
APPAREL & ACCESSORY STORES: 0.34%
        17,702   ABERCROMBIE & FITCH COMPANY CLASS A<<                                                                    1,415,629
        95,701   GAP INCORPORATED                                                                                         2,036,517
        64,452   KOHL'S CORPORATION+                                                                                      2,951,902
        63,856   LIMITED BRANDS INCORPORATED<<                                                                            1,208,794
        38,627   NORDSTROM INCORPORATED<<                                                                                 1,418,770

                                                                                                                          9,031,612
                                                                                                                    ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.10%
        17,519   JONES APPAREL GROUP INCORPORATED                                                                           280,129
        20,441   LIZ CLAIBORNE INCORPORATED<<                                                                               415,974
        12,099   POLO RALPH LAUREN CORPORATION                                                                              747,597
        18,089   VF CORPORATION                                                                                           1,241,991

                                                                                                                          2,685,691
                                                                                                                    ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.06%
        28,350   AUTONATION INCORPORATED+<<                                                                                 443,961
         9,070   AUTOZONE INCORPORATED+                                                                                   1,087,584

                                                                                                                          1,531,545
                                                                                                                    ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.02%
        11,923   RYDER SYSTEM INCORPORATED<<                                                                                560,500
                                                                                                                    ---------------
BIOPHARMACEUTICALS: 0.62%
        79,286   CELGENE CORPORATION+                                                                                     3,663,806
        54,652   GENZYME CORPORATION+                                                                                     4,068,295
       191,254   GILEAD SCIENCES INCORPORATED+                                                                            8,799,597

                                                                                                                         16,531,698
                                                                                                                    ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.10%
        24,978   CENTEX CORPORATION<<                                                                                       630,944
        56,956   D.R. HORTON INCORPORATED<<                                                                                 750,111
        15,827   KB HOME<<                                                                                                  341,863
        28,639   LENNAR CORPORATION CLASS A<<                                                                               512,352
        43,665   PULTE HOMES INCORPORATED                                                                                   460,229

                                                                                                                          2,695,499
                                                                                                                    ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.65%
       346,770   HOME DEPOT INCORPORATED                                                                                  9,341,984
       300,534   LOWE'S COMPANIES INCORPORATED                                                                            6,798,079
        21,423   SHERWIN-WILLIAMS COMPANY                                                                                 1,243,391

                                                                                                                         17,383,454
                                                                                                                    ---------------
BUSINESS SERVICES: 6.72%
       117,901   ADOBE SYSTEMS INCORPORATED+                                                                              5,037,910
        20,648   AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                         931,225
        34,143   AKAMAI TECHNOLOGIES INCORPORATED+<<                                                                      1,181,348
        47,445   AUTODESK INCORPORATED+                                                                                   2,360,863

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                            VALUE
BUSINESS SERVICES (continued)
       108,120   AUTOMATIC DATA PROCESSING INCORPORATED                                                             $     4,814,584
        40,234   BMC SOFTWARE INCORPORATED+                                                                               1,433,940
        80,519   CA INCORPORATED                                                                                          2,008,949
        38,980   CITRIX SYSTEMS INCORPORATED+                                                                             1,481,630
        59,663   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A                                                       2,024,962
        35,751   COMPUTER SCIENCES CORPORATION+<<                                                                         1,768,602
        58,808   COMPUWARE CORPORATION+                                                                                     522,215
        26,761   CONVERGYS CORPORATION+                                                                                     440,486
       233,622   EBAY INCORPORATED+                                                                                       7,753,914
        64,720   ELECTRONIC ARTS INCORPORATED+                                                                            3,780,295
       105,224   ELECTRONIC DATA SYSTEMS CORPORATION                                                                      2,181,294
        27,090   EQUIFAX INCORPORATED                                                                                       984,992
        35,392   FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                      1,471,953
        33,829   FISERV INCORPORATED+<<                                                                                   1,877,171
        47,568   GOOGLE INCORPORATED CLASS A+                                                                            32,892,321
        39,861   IMS HEALTH INCORPORATED                                                                                    918,397
        96,859   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                             785,526
        68,366   INTUIT INCORPORATED+<<                                                                                   2,161,049
       107,178   JUNIPER NETWORKS INCORPORATED+<<                                                                         3,558,310
     1,653,220   MICROSOFT CORPORATION                                                                                   58,854,632
        26,285   MONSTER WORLDWIDE INCORPORATED+                                                                            851,634
        71,887   NOVELL INCORPORATED+                                                                                       493,864
        67,171   OMNICOM GROUP INCORPORATED                                                                               3,192,638
       810,289   ORACLE CORPORATION+<<                                                                                   18,296,326
        33,094   ROBERT HALF INTERNATIONAL INCORPORATED<<                                                                   894,862
       170,257   SUN MICROSYSTEMS INCORPORATED+                                                                           3,086,750
       178,207   SYMANTEC CORPORATION+<<                                                                                  2,876,261
        40,667   TOTAL SYSTEM SERVICES INCORPORATED                                                                       1,138,676
        71,456   UNISYS CORPORATION+<<                                                                                      337,987
        45,401   VERISIGN INCORPORATED+<<                                                                                 1,707,532
       274,611   YAHOO! INCORPORATED+<<                                                                                   6,387,452

                                                                                                                        180,490,550
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 9.74%
       317,521   ABBOTT LABORATORIES                                                                                     17,828,804
        44,257   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                    4,365,068
       223,487   AMGEN INCORPORATED+                                                                                     10,378,736
        21,879   AVERY DENNISON CORPORATION                                                                               1,162,650
        88,163   AVON PRODUCTS INCORPORATED                                                                               3,485,083
        22,140   BARR PHARMACEUTICALS INCORPORATED+<<                                                                     1,175,634
        60,281   BIOGEN IDEC INCORPORATED+                                                                                3,431,195
       406,543   BRISTOL-MYERS SQUIBB COMPANY                                                                            10,781,520
        28,459   CLOROX COMPANY                                                                                           1,854,673
       104,745   COLGATE-PALMOLIVE COMPANY                                                                                8,165,920
       194,054   DOW CHEMICAL COMPANY                                                                                     7,649,609
       184,735   E.I. DU PONT DE NEMOURS & COMPANY                                                                        8,144,966
        16,649   EASTMAN CHEMICAL COMPANY                                                                                 1,017,087
        35,891   ECOLAB INCORPORATED                                                                                      1,837,978
       202,777   ELI LILLY & COMPANY                                                                                     10,826,264
        23,397   ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                              1,020,343
        64,080   FOREST LABORATORIES INCORPORATED+                                                                        2,335,716
        32,374   HOSPIRA INCORPORATED+                                                                                    1,380,427
        16,712   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                            804,349
       588,030   JOHNSON & JOHNSON<<                                                                                     39,221,601
        50,226   KING PHARMACEUTICALS INCORPORATED+<<                                                                       514,314
       112,358   MONSANTO COMPANY                                                                                        12,549,265
        62,135   MYLAN LABORATORIES INCORPORATED+<<                                                                         873,618
     1,403,383   PFIZER INCORPORATED                                                                                     31,898,896
        33,646   PPG INDUSTRIES INCORPORATED                                                                              2,362,959
        64,913   PRAXAIR INCORPORATED                                                                                     5,758,432
       638,144   PROCTER & GAMBLE COMPANY                                                                                46,852,532
        25,749   ROHM & HAAS COMPANY                                                                                      1,366,499

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                            VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
       332,819   SCHERING-PLOUGH CORPORATION                                                                        $     8,866,298
        26,716   SIGMA-ALDRICH CORPORATION                                                                                1,458,694
       275,165   WYETH                                                                                                   12,159,541

                                                                                                                        261,528,671
                                                                                                                    ---------------
COAL MINING: 0.22%
        37,283   CONSOL ENERGY INCORPORATED                                                                               2,666,480
        54,410   PEABODY ENERGY CORPORATION                                                                               3,353,832

                                                                                                                          6,020,312
                                                                                                                    ---------------
COMMUNICATIONS: 4.30%
        83,165   AMERICAN TOWER CORPORATION CLASS A                                                                       3,542,829
     1,246,182   AT&T INCORPORATED                                                                                       51,791,324
        22,681   CENTURYTEL INCORPORATED<<                                                                                  940,354
        67,350   CITIZENS COMMUNICATIONS COMPANY                                                                            857,366
       102,312   CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                3,531,810
       631,473   COMCAST CORPORATION CLASS A+<<                                                                          11,530,697
       147,515   DIRECTV GROUP INCORPORATED+                                                                              3,410,547
        31,399   EMBARQ CORPORATION                                                                                       1,555,192
        37,883   IAC/INTERACTIVECORP+<<                                                                                   1,019,810
       322,648   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<                                                        2,261,762
       584,404   SPRINT NEXTEL CORPORATION<<                                                                              7,673,225
       593,902   VERIZON COMMUNICATIONS INCORPORATED                                                                     25,947,578
        98,036   WINDSTREAM CORPORATION                                                                                   1,276,429

                                                                                                                        115,338,923
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS: 7.67%
       911,982   BANK OF AMERICA CORPORATION                                                                             37,628,377
       233,975   BANK OF NEW YORK MELLON CORPORATION                                                                     11,408,621
       112,902   BB&T CORPORATION                                                                                         3,462,704
     1,025,815   CITIGROUP INCORPORATED<<                                                                                30,199,994
        31,031   COMERICA INCORPORATED                                                                                    1,350,779
        40,033   COMMERCE BANCORP INCORPORATED                                                                            1,526,859
       109,448   FIFTH THIRD BANCORP                                                                                      2,750,428
        25,970   FIRST HORIZON NATIONAL CORPORATION<<                                                                       471,356
       106,936   HUDSON CITY BANCORP INCORPORATED                                                                         1,606,179
        75,184   HUNTINGTON BANCSHARES INCORPORATED                                                                       1,109,716
       690,214   JPMORGAN CHASE & COMPANY                                                                                30,127,841
        79,884   KEYCORP                                                                                                  1,873,280
        15,354   M&T BANK CORPORATION                                                                                     1,252,426
        53,353   MARSHALL & ILSLEY CORPORATION<<                                                                          1,412,787
       130,192   NATIONAL CITY CORPORATION                                                                                2,142,960
        39,318   NORTHERN TRUST CORPORATION                                                                               3,010,972
        71,828   PNC FINANCIAL SERVICES GROUP                                                                             4,715,508
       142,827   REGIONS FINANCIAL CORPORATION                                                                            3,377,859
        74,059   SOVEREIGN BANCORP INCORPORATED                                                                             844,275
        79,357   STATE STREET CORPORATION                                                                                 6,443,788
        71,763   SUNTRUST BANKS INCORPORATED                                                                              4,484,470
       354,793   US BANCORP                                                                                              11,261,130
       405,911   WACHOVIA CORPORATION                                                                                    15,436,795
       178,504   WASHINGTON MUTUAL INCORPORATED<<                                                                         2,429,439
       693,364   WELLS FARGO & COMPANY<<@                                                                                20,932,659
       154,297   WESTERN UNION COMPANY                                                                                    3,746,331
        22,198   ZIONS BANCORPORATION<<                                                                                   1,036,425

                                                                                                                        206,043,958
                                                                                                                    ---------------
E-COMMERCE/SERVICES: 0.22%
        63,129   AMAZON.COM INCORPORATED+<<                                                                               5,848,271
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                            VALUE
EATING & DRINKING PLACES: 0.73%
        29,156   DARDEN RESTAURANTS INCORPORATED                                                                    $       807,913
       243,032   MCDONALD'S CORPORATION                                                                                  14,317,015
        17,957   WENDY'S INTERNATIONAL INCORPORATED                                                                         464,009
       104,508   YUM! BRANDS INCORPORATED                                                                                 3,999,521

                                                                                                                         19,588,458
                                                                                                                    ---------------
EDUCATIONAL SERVICES: 0.07%
        28,102   APOLLO GROUP INCORPORATED CLASS A+<<                                                                     1,971,355
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES: 3.93%
       137,518   AES CORPORATION+                                                                                         2,941,510
        34,158   ALLEGHENY ENERGY INCORPORATED                                                                            2,172,790
        59,493   ALLIED WASTE INDUSTRIES INCORPORATED+<<                                                                    655,613
        42,741   AMEREN CORPORATION                                                                                       2,316,990
        82,192   AMERICAN ELECTRIC POWER COMPANY INCORPORATED<<                                                           3,826,860
        66,011   CENTERPOINT ENERGY INCORPORATED<<                                                                        1,130,768
        46,251   CMS ENERGY CORPORATION                                                                                     803,842
        55,790   CONSOLIDATED EDISON INCORPORATED<<                                                                       2,725,342
        37,120   CONSTELLATION ENERGY GROUP INCORPORATED                                                                  3,805,914
       120,171   DOMINION RESOURCES INCORPORATED<<                                                                        5,702,114
        33,639   DTE ENERGY COMPANY                                                                                       1,478,770
       259,113   DUKE ENERGY CORPORATION                                                                                  5,226,309
       101,869   DYNEGY INCORPORATED CLASS A+                                                                               727,345
        66,947   EDISON INTERNATIONAL                                                                                     3,572,961
       143,935   EL PASO CORPORATION                                                                                      2,481,439
        39,940   ENTERGY CORPORATION                                                                                      4,773,629
       135,609   EXELON CORPORATION                                                                                      11,071,119
        62,637   FIRSTENERGY CORPORATION                                                                                  4,531,161
        83,646   FPL GROUP INCORPORATED                                                                                   5,660,325
        15,670   INTEGRYS ENERGY GROUP INCORPORATED                                                                         809,982
         9,272   NICOR INCORPORATED                                                                                         392,669
        56,336   NISOURCE INCORPORATED<<                                                                                  1,064,187
        41,150   PEPCO HOLDINGS INCORPORATED                                                                              1,206,930
        72,750   PG&E CORPORATION                                                                                         3,134,798
        20,627   PINNACLE WEST CAPITAL CORPORATION                                                                          874,791
        76,478   PPL CORPORATION                                                                                          3,983,739
        53,260   PROGRESS ENERGY INCORPORATED                                                                             2,579,382
        52,256   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                             5,133,629
        35,495   QUESTAR CORPORATION                                                                                      1,920,280
        53,714   SEMPRA ENERGY                                                                                            3,323,822
       129,924   SPECTRA ENERGY CORPORATION<<                                                                             3,354,638
        43,289   TECO ENERGY INCORPORATED<<                                                                                 745,004
       156,057   THE SOUTHERN COMPANY                                                                                     6,047,209
       104,455   WASTE MANAGEMENT INCORPORATED                                                                            3,412,529
        86,286   XCEL ENERGY INCORPORATED                                                                                 1,947,475

                                                                                                                        105,535,865
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.20%
       124,036   ADVANCED MICRO DEVICES INCORPORATED+<<                                                                     930,270
        69,013   ALTERA CORPORATION                                                                                       1,333,331
        62,332   ANALOG DEVICES INCORPORATED                                                                              1,975,924
        96,677   BROADCOM CORPORATION CLASS A+                                                                            2,527,137
        17,663   CIENA CORPORATION+                                                                                         602,485
     1,246,636   CISCO SYSTEMS INCORPORATED+                                                                             33,746,437
        37,000   COOPER INDUSTRIES LIMITED CLASS A                                                                        1,956,560
       161,759   EMERSON ELECTRIC COMPANY                                                                                 9,165,265
     2,076,617   GENERAL ELECTRIC COMPANY                                                                                76,980,192
        12,426   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                               915,920
        42,754   JABIL CIRCUIT INCORPORATED                                                                                 652,854
        45,096   JDS UNIPHASE CORPORATION+<<                                                                                599,777

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                            VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
        37,427   KLA-TENCOR CORPORATION<<                                                                           $     1,802,484
        25,843   L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                 2,737,807
        45,920   LINEAR TECHNOLOGY CORPORATION                                                                            1,461,634
       145,052   LSI LOGIC CORPORATION+                                                                                     770,226
        47,077   MEMC ELECTRONIC MATERIALS INCORPORATED+<<                                                                4,165,844
        44,022   MICROCHIP TECHNOLOGY INCORPORATED<<                                                                      1,383,171
       156,249   MICRON TECHNOLOGY INCORPORATED+<<                                                                        1,132,805
        29,088   MOLEX INCORPORATED                                                                                         794,102
       469,380   MOTOROLA INCORPORATED                                                                                    7,528,855
        48,280   NATIONAL SEMICONDUCTOR CORPORATION                                                                       1,093,059
        70,724   NETWORK APPLIANCE INCORPORATED+                                                                          1,765,271
        23,865   NOVELLUS SYSTEMS INCORPORATED+                                                                             657,958
       114,158   NVIDIA CORPORATION+                                                                                      3,883,655
        28,127   QLOGIC CORPORATION+<<                                                                                      399,403
       336,264   QUALCOMM INCORPORATED                                                                                   13,231,988
        33,476   ROCKWELL COLLINS INCORPORATED<<                                                                          2,409,268
        90,239   TELLABS INCORPORATED+                                                                                      590,163
       287,302   TEXAS INSTRUMENTS INCORPORATED                                                                           9,595,887
       102,162   TYCO ELECTRONICS LIMITED                                                                                 3,793,275
        15,882   WHIRLPOOL CORPORATION<<                                                                                  1,296,448
        60,409   XILINX INCORPORATED                                                                                      1,321,145

                                                                                                                        193,200,600
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.34%
        18,169   FLUOR CORPORATION                                                                                        2,647,587
        24,827   JACOBS ENGINEERING GROUP INCORPORATED+<<                                                                 2,373,709
        44,069   MOODY'S CORPORATION<<                                                                                    1,573,263
        68,526   PAYCHEX INCORPORATED                                                                                     2,482,012

                                                                                                                          9,076,571
                                                                                                                    ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.31%
        20,650   BALL CORPORATION                                                                                           929,250
        31,388   FORTUNE BRANDS INCORPORATED                                                                              2,271,236
        84,946   ILLINOIS TOOL WORKS INCORPORATED                                                                         4,548,009
        11,838   SNAP-ON INCORPORATED                                                                                       571,065

                                                                                                                          8,319,560
                                                                                                                    ---------------
FINANCIAL SERVICES: 0.04%
        31,524   JANUS CAPITAL GROUP INCORPORATED                                                                         1,035,563
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS: 3.80%
       150,788   ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                    7,892,244
       132,100   ARCHER DANIELS MIDLAND COMPANY                                                                           6,133,403
        45,716   CAMPBELL SOUP COMPANY                                                                                    1,633,433
        58,805   COCA-COLA ENTERPRISES INCORPORATED                                                                       1,530,694
       100,120   CONAGRA FOODS INCORPORATED                                                                               2,381,855
        39,838   CONSTELLATION BRANDS INCORPORATED CLASS A+                                                                 941,770
        69,379   GENERAL MILLS INCORPORATED                                                                               3,954,603
        65,120   H.J. HEINZ COMPANY                                                                                       3,039,802
        23,759   HERCULES INCORPORATED                                                                                      459,737
        54,229   KELLOGG COMPANY                                                                                          2,843,226
       317,916   KRAFT FOODS INCORPORATED CLASS A                                                                        10,373,599
        26,249   MCCORMICK & COMPANY INCORPORATED                                                                           995,100
        28,081   MOLSON COORS BREWING COMPANY                                                                             1,449,541
        28,497   PEPSI BOTTLING GROUP INCORPORATED                                                                        1,124,492
       330,760   PEPSICO INCORPORATED<<                                                                                  25,104,684
       148,806   SARA LEE CORPORATION                                                                                     2,389,824
       408,377   THE COCA-COLA COMPANY                                                                                   25,062,096
        34,524   THE HERSHEY COMPANY<<                                                                                    1,360,246

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                              VALUE
FOOD & KINDRED PRODUCTS (continued)
      56,266   TYSON FOODS INCORPORATED CLASS A                                                                      $      862,558
      44,760   WM. WRIGLEY JR. COMPANY                                                                                    2,620,698

                                                                                                                        102,153,605
                                                                                                                     --------------
FOOD STORES: 0.41%
     139,966   KROGER COMPANY                                                                                             3,738,492
      90,904   SAFEWAY INCORPORATED                                                                                       3,109,826
     150,082   STARBUCKS CORPORATION+                                                                                     3,072,179
      28,634   WHOLE FOODS MARKET INCORPORATED<<                                                                          1,168,267

                                                                                                                         11,088,764
                                                                                                                     --------------
FORESTRY: 0.12%
      43,054   WEYERHAEUSER COMPANY                                                                                       3,174,802
                                                                                                                     --------------
FURNITURE & FIXTURES: 0.14%
      34,954   LEGGETT & PLATT INCORPORATED<<                                                                               609,598
      75,780   MASCO CORPORATION                                                                                          1,637,606
      57,390   NEWELL RUBBERMAID INCORPORATED                                                                             1,485,253

                                                                                                                          3,732,457
                                                                                                                     --------------
GENERAL MERCHANDISE STORES: 1.52%
      18,576   BIG LOTS INCORPORATED+<<                                                                                     297,030
      28,864   FAMILY DOLLAR STORES INCORPORATED                                                                            555,055
      45,558   JCPENNEY COMPANY INCORPORATED                                                                              2,004,096
      88,970   MACY'S INCORPORATED                                                                                        2,301,654
      14,989   SEARS HOLDINGS CORPORATION+<<                                                                              1,529,627
     170,721   TARGET CORPORATION                                                                                         8,536,050
      89,798   TJX COMPANIES INCORPORATED                                                                                 2,579,897
     485,514   WAL-MART STORES INCORPORATED                                                                              23,076,480

                                                                                                                         40,879,889
                                                                                                                     --------------
HEALTH SERVICES: 0.27%
      74,293   CARDINAL HEALTH INCORPORATED                                                                               4,290,421
      23,671   LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                                1,787,871
      97,417   TENET HEALTHCARE CORPORATION+<<                                                                              494,878
      21,293   WATSON PHARMACEUTICALS INCORPORATED+<<                                                                       577,892

                                                                                                                          7,151,062
                                                                                                                     --------------
HOLDING & OTHER INVESTMENT OFFICES: 0.99%
      19,640   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A<<                                                          682,097
      16,181   AVALONBAY COMMUNITIES INCORPORATED                                                                         1,523,279
      24,506   BOSTON PROPERTIES INCORPORATED                                                                             2,249,896
      25,245   DEVELOPERS DIVERSIFIED REALTY CORPORATION                                                                    966,631
      55,697   EQUITY RESIDENTIAL                                                                                         2,031,270
      50,098   GENERAL GROWTH PROPERTIES INCORPORATED<<                                                                   2,063,036
     107,341   HOST HOTELS & RESORTS INCORPORATED                                                                         1,829,091
      51,926   KIMCO REALTY CORPORATION                                                                                   1,890,106
      35,399   PLUM CREEK TIMBER COMPANY<<                                                                                1,629,770
      52,916   PROLOGIS                                                                                                   3,353,816
      25,583   PUBLIC STORAGE INCORPORATED<<                                                                              1,878,048
      45,823   SIMON PROPERTY GROUP INCORPORATED<<                                                                        3,980,186
      27,532   VORNADO REALTY TRUST<<                                                                                     2,421,439

                                                                                                                         26,498,665
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.s

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                              VALUE
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.21%
      54,415   BED BATH & BEYOND INCORPORATED+<<                                                                     $    1,599,257
      72,109   BEST BUY COMPANY INCORPORATED                                                                              3,796,539
      34,635   CIRCUIT CITY STORES INCORPORATED                                                                             145,467

                                                                                                                          5,541,263
                                                                                                                     --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.18%
      64,232   MARRIOTT INTERNATIONAL INCORPORATED CLASS A<<                                                              2,195,450
      40,919   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                           1,801,664
      36,559   WYNDHAM WORLDWIDE CORPORATION                                                                                861,330

                                                                                                                          4,858,444
                                                                                                                     --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 8.20%
     146,553   3M COMPANY                                                                                                12,357,349
     179,905   APPLE INCORPORATED+                                                                                       35,635,582
     283,172   APPLIED MATERIALS INCORPORATED                                                                             5,029,135
      65,380   BAKER HUGHES INCORPORATED                                                                                  5,302,318
      12,849   BLACK & DECKER CORPORATION<<                                                                                 894,933
     130,676   CATERPILLAR INCORPORATED<<                                                                                 9,481,851
      20,984   CUMMINS INCORPORATED<<                                                                                     2,672,732
      91,182   DEERE & COMPANY                                                                                            8,490,868
     460,476   DELL INCORPORATED+                                                                                        11,286,267
      40,832   DOVER CORPORATION                                                                                          1,881,947
      30,102   EATON CORPORATION                                                                                          2,918,389
     431,141   EMC CORPORATION                                                                                            7,989,043
      32,679   GAMESTOP CORPORATION CLASS A+                                                                              2,029,693
     529,738   HEWLETT-PACKARD COMPANY                                                                                   26,741,174
      55,978   INGERSOLL-RAND COMPANY LIMITED CLASS A                                                                     2,601,298
   1,201,437   INTEL CORPORATION                                                                                         32,030,310
     283,141   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                               30,607,542
      19,463   LEXMARK INTERNATIONAL INCORPORATED+                                                                          678,480
      26,676   MANITOWOC COMPANY INCORPORATED                                                                             1,302,589
      73,286   NATIONAL OILWELL VARCO INCORPORATED+                                                                       5,383,590
      25,191   PALL CORPORATION                                                                                           1,015,701
      34,566   PARKER HANNIFIN CORPORATION<<                                                                              2,603,165
      44,566   PITNEY BOWES INCORPORATED                                                                                  1,695,291
      46,893   SANDISK CORPORATION+<<                                                                                     1,555,441
      41,160   SMITH INTERNATIONAL INCORPORATED                                                                           3,039,666
      16,886   STANLEY WORKS                                                                                                818,633
      37,191   TERADATA CORPORATION+                                                                                      1,019,405
      21,082   TEREX CORPORATION+<<                                                                                       1,382,347
      35,221   TRANE INCORPORATED                                                                                         1,645,173

                                                                                                                        220,089,912
                                                                                                                     --------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.38%
      60,330   AON CORPORATION                                                                                            2,877,138
      34,814   HUMANA INCORPORATED+                                                                                       2,621,842
     106,880   MARSH & MCLENNAN COMPANIES INCORPORATED<<                                                                  2,829,114
      74,143   UNUMPROVIDENT CORPORATION                                                                                  1,763,862

                                                                                                                         10,091,956
                                                                                                                     --------------
INSURANCE CARRIERS: 5.33%
      67,722   ACE LIMITED                                                                                                4,183,865
     102,821   AETNA INCORPORATED                                                                                         5,935,856
     100,235   AFLAC INCORPORATED                                                                                         6,277,718
     117,270   ALLSTATE CORPORATION                                                                                       6,125,012
      20,866   AMBAC FINANCIAL GROUP INCORPORATED<<                                                                         537,717
     521,144   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                 30,382,695
      19,624   ASSURANT INCORPORATED<<                                                                                    1,312,846

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                              VALUE
INSURANCE CARRIERS (continued)
      78,859   CHUBB CORPORATION                                                                                     $    4,304,124
      57,362   CIGNA CORPORATION                                                                                          3,082,060
      34,109   CINCINNATI FINANCIAL CORPORATION                                                                           1,348,670
      90,132   GENWORTH FINANCIAL INCORPORATED                                                                            2,293,859
      64,488   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                             5,622,709
      34,745   LEUCADIA NATIONAL CORPORATION                                                                              1,636,490
      55,320   LINCOLN NATIONAL CORPORATION                                                                               3,220,730
      90,322   LOEWS CORPORATION                                                                                          4,546,809
      25,804   MBIA INCORPORATED<<                                                                                          480,729
     152,177   METLIFE INCORPORATED                                                                                       9,377,147
      16,806   MGIC INVESTMENT CORPORATION<<                                                                                376,959
      53,752   PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                     3,700,288
      93,287   PRUDENTIAL FINANCIAL INCORPORATED                                                                          8,679,422
      19,428   SAFECO CORPORATION                                                                                         1,081,751
     143,445   THE PROGRESSIVE CORPORATION<<                                                                              2,748,406
     132,523   THE TRAVELERS COMPANIES INCORPORATED                                                                       7,129,737
      18,940   TORCHMARK CORPORATION                                                                                      1,146,438
     265,512   UNITEDHEALTH GROUP INCORPORATED<<                                                                         15,452,798
     117,396   WELLPOINT INCORPORATED+                                                                                   10,299,151
      36,627   XL CAPITAL LIMITED CLASS A<<                                                                               1,842,704

                                                                                                                        143,126,690
                                                                                                                     --------------
LEATHER & LEATHER PRODUCTS: 0.09%
      75,644   COACH INCORPORATED+                                                                                        2,313,194
                                                                                                                     --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.54%
      79,427   AGILENT TECHNOLOGIES INCORPORATED+                                                                         2,918,148
      34,558   APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                               1,172,207
      50,116   BECTON DICKINSON & COMPANY                                                                                 4,188,695
     275,693   BOSTON SCIENTIFIC CORPORATION+                                                                             3,206,313
      20,937   C.R. BARD INCORPORATED                                                                                     1,984,828
     102,306   COVIDIEN LIMITED                                                                                           4,531,133
      52,020   DANAHER CORPORATION                                                                                        4,564,235
      59,173   EASTMAN KODAK COMPANY<<                                                                                    1,294,114
      11,214   MILLIPORE CORPORATION+<<                                                                                     820,641
      24,356   PERKINELMER INCORPORATED                                                                                     633,743
      32,223   QUEST DIAGNOSTICS INCORPORATED<<                                                                           1,704,597
      88,213   RAYTHEON COMPANY                                                                                           5,354,529
      30,662   ROCKWELL AUTOMATION INCORPORATED                                                                           2,114,452
      35,679   TERADYNE INCORPORATED+                                                                                       368,921
      86,697   THERMO FISHER SCIENTIFIC INCORPORATED+<<                                                                   5,000,683
      20,635   WATERS CORPORATION+                                                                                        1,631,609

                                                                                                                         41,488,848
                                                                                                                     --------------
MEDICAL EQUIPMENT & SUPPLIES: 0.59%
     232,327   MEDTRONIC INCORPORATED                                                                                    11,679,078
      70,346   ST. JUDE MEDICAL INCORPORATED+                                                                             2,858,861
      25,709   VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                       1,340,981

                                                                                                                         15,878,920
                                                                                                                     --------------

MEDICAL MANAGEMENT SERVICES: 0.42%
      31,824   COVENTRY HEALTH CARE INCORPORATED+<<                                                                       1,885,572
      51,789   EXPRESS SCRIPTS INCORPORATED+                                                                              3,780,597
      54,957   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                       5,572,640

                                                                                                                         11,238,809
                                                                                                                     --------------
MEDICAL PRODUCTS: 1.66%
      63,076   ALLERGAN INCORPORATED                                                                                      4,052,002

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                              VALUE
MEDICAL PRODUCTS (continued)
     130,288   BAXTER INTERNATIONAL INCORPORATED                                                                     $    7,563,218
     447,239   MERCK & COMPANY INCORPORATED                                                                              25,989,058
      48,920   STRYKER CORPORATION                                                                                        3,655,302
      48,231   ZIMMER HOLDINGS INCORPORATED+                                                                              3,190,481

                                                                                                                         44,450,061
                                                                                                                     --------------
METAL MINING: 0.47%
      78,477   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                        8,039,184
      92,845   NEWMONT MINING CORPORATION                                                                                 4,533,621

                                                                                                                         12,572,805
                                                                                                                     --------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.06%
      22,232   VULCAN MATERIALS COMPANY<<                                                                                 1,758,329
                                                                                                                     --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.28%
      30,220   HASBRO INCORPORATED                                                                                          773,028
      75,379   MATTEL INCORPORATED                                                                                        1,435,216
      27,871   TIFFANY & COMPANY                                                                                          1,282,902
     101,674   TYCO INTERNATIONAL LIMITED                                                                                 4,031,374

                                                                                                                          7,522,520
                                                                                                                     --------------
MISCELLANEOUS RETAIL: 1.16%
      89,195   COSTCO WHOLESALE CORPORATION                                                                               6,222,243
     303,470   CVS CAREMARK CORPORATION                                                                                  12,062,933
      11,738   DILLARD'S INCORPORATED CLASS A                                                                               220,440
      56,081   OFFICE DEPOT INCORPORATED+                                                                                   780,087
      15,492   OFFICEMAX INCORPORATED                                                                                       320,065
      26,935   RADIOSHACK CORPORATION<<                                                                                     454,124
     145,295   STAPLES INCORPORATED                                                                                       3,351,956
     203,756   WALGREEN COMPANY                                                                                           7,759,028

                                                                                                                         31,170,876
                                                                                                                     --------------
MOTION PICTURES: 1.29%
     475,323   NEWS CORPORATION CLASS A                                                                                   9,739,368
     742,724   TIME WARNER INCORPORATED                                                                                  12,262,373
     391,126   WALT DISNEY COMPANY                                                                                       12,625,547

                                                                                                                        34,627,288
                                                                                                                     --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.78%
      63,547   FEDEX CORPORATION                                                                                          5,666,486
     215,926   UNITED PARCEL SERVICE INCORPORATED CLASS B                                                                15,270,287

                                                                                                                         20,936,773
                                                                                                                     --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.34%
      39,396   AMERICAN CAPITAL STRATEGIES LIMITED<<                                                                      1,298,492
     240,292   AMERICAN EXPRESS COMPANY                                                                                  12,499,990
      80,301   CAPITAL ONE FINANCIAL CORPORATION<<                                                                        3,795,025
      38,964   CIT GROUP INCORPORATED                                                                                       936,305
     118,910   COUNTRYWIDE FINANCIAL CORPORATION<<                                                                        1,063,055
      98,127   DISCOVER FINANCIAL SERVICES                                                                                1,479,755
     200,993   FANNIE MAE                                                                                                 8,035,700
     135,935   FREDDIE MAC<<                                                                                              4,631,305
     105,981   SLM CORPORATION+                                                                                           2,134,457

                                                                                                                         35,874,084
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                               VALUE
OFFICE EQUIPMENT: 0.11%
     189,950   XEROX CORPORATION                                                                                     $    3,075,291
                                                                                                                     --------------
OIL & GAS EXTRACTION: 3.97%
      95,826   ANADARKO PETROLEUM CORPORATION<<                                                                           6,294,810
      68,046   APACHE CORPORATION                                                                                         7,317,667
      60,169   BJ SERVICES COMPANY                                                                                        1,459,700
      93,332   CHESAPEAKE ENERGY CORPORATION                                                                              3,658,614
      91,430   DEVON ENERGY CORPORATION                                                                                   8,129,041
      29,767   ENSCO INTERNATIONAL INCORPORATED                                                                           1,774,709
      50,546   EOG RESOURCES INCORPORATED                                                                                 4,511,231
     181,058   HALLIBURTON COMPANY                                                                                        6,863,909
      58,195   NABORS INDUSTRIES LIMITED+<<                                                                               1,593,961
      55,077   NOBLE CORPORATION                                                                                          3,112,401
      35,273   NOBLE ENERGY INCORPORATED                                                                                  2,804,909
     170,259   OCCIDENTAL PETROLEUM CORPORATION                                                                          13,108,240
      30,656   RANGE RESOURCES CORPORATION                                                                                1,574,492
      22,866   ROWAN COMPANIES INCORPORATED<<                                                                               902,292
     245,725   SCHLUMBERGER LIMITED                                                                                      24,171,968
      65,936   TRANSOCEAN INCORPORATED+                                                                                   9,438,793
      69,304   WEATHERFORD INTERNATIONAL LIMITED+                                                                         4,754,254
      99,359   XTO ENERGY INCORPORATED                                                                                    5,103,078

                                                                                                                        106,574,069
                                                                                                                     --------------
PAPER & ALLIED PRODUCTS: 0.20%
      20,654   BEMIS COMPANY INCORPORATED                                                                                   565,507
      87,973   INTERNATIONAL PAPER COMPANY                                                                                2,848,566
      37,961   MEADWESTVACO CORPORATION                                                                                   1,188,179
      26,811   PACTIV CORPORATION+                                                                                          713,977

                                                                                                                          5,316,229
                                                                                                                     --------------

PERSONAL SERVICES: 0.08%
      27,746   CINTAS CORPORATION                                                                                           932,821
      66,787   H & R BLOCK INCORPORATED                                                                                   1,240,235

                                                                                                                          2,173,056
                                                                                                                     --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 7.61%
      11,510   ASHLAND INCORPORATED                                                                                         545,919
     433,857   CHEVRON CORPORATION                                                                                       40,491,874
     328,675   CONOCOPHILLIPS<<                                                                                          29,022,003
   1,122,662   EXXON MOBIL CORPORATION<<                                                                                105,182,203
      57,106   HESS CORPORATION<<                                                                                         5,759,711
     145,947   MARATHON OIL CORPORATION                                                                                   8,882,334
      38,656   MURPHY OIL CORPORATION<<                                                                                   3,279,575
      24,160   SUNOCO INCORPORATED                                                                                        1,750,150
      28,146   TESORO PETROLEUM CORPORATION<<                                                                             1,342,564
     113,103   VALERO ENERGY CORPORATION                                                                                  7,920,603

                                                                                                                        204,176,936
                                                                                                                     --------------
PIPELINES: 0.16%
     121,957   THE WILLIAMS COMPANIES INCORPORATED                                                                        4,363,621
                                                                                                                     --------------
PRIMARY METAL INDUSTRIES: 0.71%
     174,276   ALCOA INCORPORATED                                                                                         6,369,788
      21,012   ALLEGHENY TECHNOLOGIES INCORPORATED                                                                        1,815,437
      59,163   NUCOR CORPORATION                                                                                          3,503,633
      28,382   PRECISION CASTPARTS CORPORATION                                                                            3,936,583
      17,996   TITANIUM METALS CORPORATION<<                                                                                475,994

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
PRIMARY METAL INDUSTRIES (continued)
        24,270   UNITED STATES STEEL CORPORATION<<                                                                  $     2,934,486

                                                                                                                         19,035,921
                                                                                                                    ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.71%
       140,762   CBS CORPORATION CLASS B<<                                                                                3,835,765
        18,408   E.W. SCRIPPS COMPANY CLASS A                                                                               828,544
        47,700   GANNETT COMPANY INCORPORATED                                                                             1,860,300
        67,602   MCGRAW-HILL COMPANIES INCORPORATED                                                                       2,961,644
         7,799   MEREDITH CORPORATION                                                                                       428,789
        29,558   NEW YORK TIMES COMPANY CLASS A<<                                                                           518,152
        44,095   RR DONNELLEY & SONS COMPANY                                                                              1,664,145
       134,843   VIACOM INCORPORATED CLASS B+<<                                                                           5,922,305
         1,191   WASHINGTON POST COMPANY CLASS B                                                                            942,593

                                                                                                                         18,962,237
                                                                                                                    ---------------
RAILROAD TRANSPORTATION: 0.73%
        61,240   BURLINGTON NORTHERN SANTA FE CORPORATION                                                                 5,097,005
        86,388   CSX CORPORATION<<                                                                                        3,799,344
        79,569   NORFOLK SOUTHERN CORPORATION                                                                             4,013,460
        53,963   UNION PACIFIC CORPORATION                                                                                6,778,832

                                                                                                                         19,688,641
                                                                                                                    ---------------
REAL ESTATE: 0.03%
        40,667   CB RICHARD ELLIS GROUP INCORPORATED CLASS A+<<                                                             876,374
                                                                                                                    ---------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.08%
        33,189   SEALED AIR CORPORATION                                                                                     767,993
        49,281   THE GOODYEAR TIRE & RUBBER COMPANY+                                                                      1,390,710

                                                                                                                          2,158,703
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.01%
        47,650   AMERIPRISE FINANCIAL INCORPORATED                                                                        2,625,992
        23,724   BEAR STEARNS COMPANIES INCORPORATED<<                                                                    2,093,643
       192,476   CHARLES SCHWAB CORPORATION                                                                               4,917,762
        11,253   CME GROUP INCORPORATED                                                                                   7,719,558
        87,072   E*TRADE FINANCIAL CORPORATION+<<                                                                           309,106
        17,767   FEDERATED INVESTORS INCORPORATED CLASS B<<                                                                 731,290
        33,228   FRANKLIN RESOURCES INCORPORATED                                                                          3,802,280
        81,714   GOLDMAN SACHS GROUP INCORPORATED                                                                        17,572,596
        14,293   INTERCONTINENTAL EXCHANGE INCORPORATED+<<                                                                2,751,403
        27,591   LEGG MASON INCORPORATED                                                                                  2,018,282
       108,912   LEHMAN BROTHERS HOLDINGS INCORPORATED<<                                                                  7,127,201
       175,896   MERRILL LYNCH & COMPANY INCORPORATED                                                                     9,442,097
       218,060   MORGAN STANLEY                                                                                          11,581,167
        54,452   NYSE EURONEXT INCORPORATED                                                                               4,779,252
        54,257   T.ROWE PRICE GROUP INCORPORATED                                                                          3,303,166

                                                                                                                         80,774,795
                                                                                                                    ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.29%
       323,801   CORNING INCORPORATED                                                                                     7,767,986
                                                                                                                    ---------------
TOBACCO PRODUCTS: 1.37%
       432,805   ALTRIA GROUP INCORPORATED                                                                               32,711,402
        35,157   REYNOLDS AMERICAN INCORPORATED<<                                                                         2,318,956

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
TOBACCO PRODUCTS (continued)
        32,188   UST INCORPORATED<<                                                                                 $     1,763,902

                                                                                                                         36,794,260
                                                                                                                    ---------------
TRANSPORTATION BY AIR: 0.07%
       150,829   SOUTHWEST AIRLINES COMPANY<<                                                                             1,840,114
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT: 3.19%
       159,259   BOEING COMPANY                                                                                          13,928,792
        18,069   BRUNSWICK CORPORATION<<                                                                                    308,076
       433,603   FORD MOTOR COMPANY+<<                                                                                    2,918,148
        82,678   GENERAL DYNAMICS CORPORATION                                                                             7,357,515
       116,300   GENERAL MOTORS CORPORATION                                                                               2,894,707
        34,499   GENUINE PARTS COMPANY                                                                                    1,597,304
        25,668   GOODRICH CORPORATION                                                                                     1,812,417
        49,615   HARLEY-DAVIDSON INCORPORATED<<                                                                           2,317,517
       153,445   HONEYWELL INTERNATIONAL INCORPORATED                                                                     9,447,609
        37,255   ITT CORPORATION                                                                                          2,460,320
       122,016   JOHNSON CONTROLS INCORPORATED                                                                            4,397,457
        71,310   LOCKHEED MARTIN CORPORATION                                                                              7,506,091
        69,526   NORTHROP GRUMMAN CORPORATION                                                                             5,467,525
        75,683   PACCAR INCORPORATED<<                                                                                    4,123,210
        51,215   TEXTRON INCORPORATED                                                                                     3,651,630
       203,117   UNITED TECHNOLOGIES CORPORATION                                                                         15,546,575

                                                                                                                         85,734,893
                                                                                                                    ---------------
TRANSPORTATION SERVICES: 0.14%
        34,880   C.H. ROBINSON WORLDWIDE INCORPORATED                                                                     1,887,706
        43,789   EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                      1,956,493

                                                                                                                          3,844,199
                                                                                                                    ---------------
TRAVEL & RECREATION: 0.20%
        89,753   CARNIVAL CORPORATION                                                                                     3,993,111
        42,675   EXPEDIA INCORPORATED+<<                                                                                  1,349,384

                                                                                                                          5,342,495
                                                                                                                    ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.67%
        34,512   AMERISOURCEBERGEN CORPORATION                                                                            1,548,553
        17,753   BROWN-FORMAN CORPORATION CLASS B                                                                         1,315,675
        27,042   DEAN FOODS COMPANY+                                                                                        699,306
        59,463   MCKESSON CORPORATION<<                                                                                   3,895,421
        78,910   NIKE INCORPORATED CLASS B                                                                                5,069,178
        43,439   SUPERVALU INCORPORATED                                                                                   1,629,831
       124,964   SYSCO CORPORATION                                                                                        3,900,126

                                                                                                                         18,058,090
                                                                                                                    ---------------
WHOLESALE TRADE-DURABLE GOODS: 0.31%
        86,940   KIMBERLY-CLARK CORPORATION                                                                               6,028,420
        28,730   PATTERSON COMPANIES INCORPORATED+<<                                                                        975,384
        13,840   W.W. GRAINGER INCORPORATED                                                                               1,211,274

                                                                                                                          8,215,078
                                                                                                                    ---------------
TOTAL COMMON STOCKS (COST $2,012,434,839)                                                                             2,643,679,366
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                             VALUE
RIGHTS: 0.00%
      32,300   SEAGATE TECHNOLOGY RIGHTS+(A)                                                                        $             0

TOTAL RIGHTS (COST $0)                                                                                                            0
                                                                                                                    ---------------
PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL FOR SECURITIES LENDING: 15.36%

COLLATERAL INVESTED IN OTHER ASSETS: 15.36%
$  2,529,486   BANCO SANTANDER TOTTA LOAN+/-++                                           5.04%        10/15/2008          2,525,667
   2,529,486   BANK OF IRELAND+/-++                                                      4.86         10/14/2008          2,526,704
   9,106,150   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $9,108,502)                                               4.65         01/02/2008          9,106,150
   5,058,972   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
               AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $5,060,251)               4.55         01/02/2008          5,058,972
  26,812,553   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
               102% COLLATERALIZED (MATURITY VALUE $26,819,405)                          4.60         01/02/2008         26,812,553
   2,023,589   BNP PARIBAS+/-                                                            4.84         11/07/2008          2,020,108
   5,058,972   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $5,060,259)                                               4.58         01/02/2008          5,058,972
   2,529,486   CAFCO LLC                                                                 5.41         01/09/2008          2,527,058
   7,082,561   CHARIOT FUNDING LLC++                                                     5.61         01/16/2008          7,069,600
   6,576,664   CHEYNE FINANCE LLC+/-++^^(A)(I)                                           4.61         02/25/2008          5,918,998
   5,058,972   CHEYNE FINANCE LLC+/-++^^(A)(I)                                           4.67         05/19/2008          4,553,075
  38,386,949   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $38,396,802)                                              4.62         01/02/2008         38,386,949
     505,897   COMERICA BANK+/-                                                          5.24         02/08/2008            505,589
  28,826,269   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
               COLLATERALIZED (MATURITY VALUE $28,833,636)                               4.60         01/02/2008         28,826,269
   2,529,486   CULLINAN FINANCE CORPORATION+/-++                                         4.57         02/12/2008          2,526,754
   7,588,458   CULLINAN FINANCE CORPORATION+/-++                                         4.57         08/04/2008          7,547,025
   6,070,767   CULLINAN FINANCE CORPORATION+/-++                                         4.85         02/25/2008          6,070,767
  22,765,375   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $22,771,168)                                              4.58         01/02/2008         22,765,375
  10,117,944   FIVE FINANCE INCORPORATED+/-++                                            5.18         07/09/2008         10,046,714
   6,171,946   GALLEON CAPITAL LLC++                                                     4.60         01/02/2008          6,171,946
   7,082,561   GOVCO LLC++                                                               4.41         01/25/2008          7,061,951
   4,249,537   GOVCO LLC                                                                 5.30         01/03/2008          4,249,027
   1,517,692   GRAMPIAN FUNDING LIMITED                                                  5.11         01/03/2008          1,517,510
  19,729,992   GREENWICH CAPITAL REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $19,735,001)                                              4.57         01/02/2008         19,729,992
   1,011,794   HARRIER FINANCE FUNDING LLC+/-                                            4.88         04/25/2008          1,011,794
   2,529,486   HARRIER FINANCE FUNDING LLC+/-++                                          5.20         01/11/2008          2,529,031
   6,576,664   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             5.10         08/16/2008          6,576,664
   2,529,486   INTESA BANK (IRELAND) PLC+/-++                                            4.88         10/24/2008          2,526,324
  53,625,106   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $53,638,870)                                              4.62         01/02/2008         53,625,106
     809,436   JUPITER SECURITIZATION CORPORATION                                        5.41         01/17/2008            807,849
   5,817,818   KESTREL FUNDING US LLC+/-++                                               4.84         02/25/2008          5,816,829
   1,011,794   KESTREL FUNDING US LLC+/-                                                 4.88         04/25/2008          1,011,794
   5,058,972   LINKS FINANCE LLC+/-++                                                    4.57         08/15/2008          5,000,996
   7,487,279   LIQUID FUNDING LIMITED+/-++                                               5.11         06/11/2008          7,493,269
     467,955   MORGAN STANLEY+/-                                                         5.15         10/15/2008            467,955
  44,804,565   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $44,815,965)                                              4.58         01/02/2008         44,804,565
   5,058,972   NORTHERN ROCK PLC+/-++                                                    5.27         10/03/2008          5,010,608
     409,271   RACERS TRUST SERIES 2004-6-MM+/-++                                        5.05         03/22/2008            409,271
   3,642,460   SEDNA FINANCE INCORPORATED+/-++                                           5.21         04/10/2008          3,630,877
     809,436   SHEFFIELD RECEIVABLES CORPORATION++                                       5.85         01/04/2008            809,217
   2,580,076   SHIPROCK FINANCE SERIES 2007-4A+/-++                                      5.10         04/11/2008          2,580,076
   1,972,999   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                            4.82         02/29/2008          1,971,529
   2,529,486   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                            5.22         02/04/2008          2,528,373
   2,023,589   SLM CORPORATION+/-++                                                      5.23         05/12/2008          2,011,629

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  5,058,972   STANFIELD VICTORIA FUNDING LLC+/-++(K)(A)(I)                              4.88%        02/15/2008    $     5,025,988
   3,136,563   STANFIELD VICTORIA FUNDING LLC+/-++(K)(A)(I)                              5.23         04/03/2008          3,105,856
   1,086,768   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                      5.51         01/18/2008          1,084,497
     584,918   THE TRAVELERS INSURANCE COMPANY+/-                                        5.31         02/08/2008            584,907
   2,529,486   UNICREDITO ITALIANO BANK (IRELAND)+/-                                     5.05         10/14/2008          2,526,855
   2,529,486   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        5.26         10/08/2008          2,527,260
   6,475,484   VERSAILLES CDS LLC++                                                      6.15         01/04/2008          6,473,736
   4,350,716   VICTORIA FINANCE LLC+/-++(K)(A)(I)                                        4.57         07/28/2008          4,247,430
   2,529,486   VICTORIA FINANCE LLC+/-++(K)(A)(I)                                        4.60         08/07/2008          2,529,486
   5,058,972   WHITE PINE FINANCE LLC+/-++(K)                                            4.98         02/22/2008          5,045,060

                                                                                                                        412,358,556
                                                                                                                    ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $413,489,452)                                                             412,358,556
                                                                                                                    ---------------
SHARES
SHORT-TERM INVESTMENTS: 0.54%
  13,463,965   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              13,463,965
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
US TREASURY BILLS: 0.04%
      40,000   US TREASURY BILL^##                                                       3.12         05/08/2008             39,543
     150,000   US TREASURY BILL^##                                                       3.99         02/07/2008            149,556
     585,000   US TREASURY BILL^##                                                       4.16         02/07/2008            583,267
     330,000   US TREASURY BILL^##                                                       4.17         02/07/2008            329,022
      10,000   US TREASURY BILL^##                                                       4.93         02/07/2008              9,970

                                                                                                                          1,111,358
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $14,574,142)                                                                          14,575,323
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,440,498,433)*                                   114.38%                                                    $ 3,070,613,245

OTHER ASSETS AND LIABILITIES, NET                        (14.38)                                                       (386,148,284)
                                                         ------                                                     ---------------

TOTAL NET ASSETS                                         100.00%                                                    $ 2,684,464,961
                                                         ------                                                     ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

@     LONG-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $15,971,061.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)   ILLIQUID SECURITY.

(K) SUBSEQUENT TO DECEMBER 31, 2007, THIS SECURITY HAS BEEN CLASSIFIED AS A DEFAULTED SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $13,463,965.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                              VALUE
COMMON STOCKS: 97.14%

AUSTRALIA:7.29%
     190,551   AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                                 $   1,225,844
      64,717   ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                     1,790,498
      61,100   QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                           1,773,902
      33,018   RIO TINTO LIMITED (METAL MINING)                                                                           3,841,091
      75,125   SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                        923,154
      24,905   WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                          1,091,630

                                                                                                                         10,646,119
                                                                                                                      -------------
BELGIUM:0.87%
      14,500   DELHAIZE GROUP (FOOD STORES)                                                                               1,272,929
                                                                                                                      -------------
FINLAND:2.23%
      32,000   FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                             1,437,459
      47,291   NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                1,816,795

                                                                                                                          3,254,254
                                                                                                                      -------------
FRANCE:14.62%
       6,700   ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                            1,439,114
      21,552   ARCELOR SA (PRIMARY METAL INDUSTRIES)                                                                      1,673,577
      14,900   BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                     1,238,088
      11,011   CARREFOUR SA (FOOD STORES)                                                                                   857,018
      15,913   COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                  1,819,310
      14,304   LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                    1,728,629
      10,790   PPR SA (APPAREL & ACCESSORY STORES)                                                                        1,733,191
      37,518   PUBLICIS GROUPE (COMMUNICATIONS)                                                                           1,467,822
      19,400   SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                            1,775,884
      18,176   TECHNIP SA (OIL & GAS EXTRACTION)                                                                          1,445,744
      37,700   TOTAL SA (OIL & GAS EXTRACTION)                                                                            3,121,577
       3,900   VALLOUREC (STEEL PRODUCERS, PRODUCTS)                                                                      1,054,804
      43,669   VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                      2,004,979

                                                                                                                         21,359,737
                                                                                                                      -------------
GERMANY:8.45%
       8,400   ALLIANZ SE (INSURANCE CARRIERS)                                                                            1,809,694
      41,900   ARCANDOR AG (GENERAL MERCHANDISE STORES)                                                                   1,001,743
      17,100   DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                              1,657,333
      11,800   DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                                 1,540,786
      36,180   DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                         796,301
      10,300   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                2,189,710
      26,352   GEA GROUP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                            918,692
      10,900   SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                             1,733,127
      24,916   SYMRISE AG (CHEMICALS & ALLIED PRODUCTS)+                                                                    702,670

                                                                                                                         12,350,056
                                                                                                                      -------------
GREECE:0.98%
      39,424   ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                    1,427,650
                                                                                                                      -------------
HONG KONG: 6.87%
     180,000   BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                        1,219,649
      88,000   CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                                 1,607,712
      88,000   CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                          1,532,476
   1,016,000   GUANGDONG INVESTMENT LIMITED (BUSINESS SERVICES)                                                             571,382
     478,000   HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                                 2,135,730
      78,940   SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                              1,658,021

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                              VALUE
HONG KONG (continued)
     221,000   TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                        $   1,320,985

                                                                                                                         10,045,955
                                                                                                                      -------------
IRELAND:0.56%
     103,920   EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                                   820,801
                                                                                                                      -------------
ITALY: 2.00%
      48,142   ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                          1,757,009
     142,500   UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                          1,172,121

                                                                                                                          2,929,130
                                                                                                                      -------------
JAPAN: 19.00%
     107,000   BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                           745,512
         145   EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                     1,192,702
      17,400   FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)            1,686,897
     142,000   FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     949,905
      46,300   HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
               EQUIPMENT)                                                                                                 1,374,414
         127   INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                        1,378,276
     112,300   ISETAN COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                        1,512,742
      48,000   KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                              1,443,021
      69,600   MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                                 1,883,702
     112,000   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                      1,056,152
      77,000   MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                               1,660,617
      26,400   MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                                                                        1,516,010
     103,000   NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                             1,675,505
      91,200   NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                 1,528,043
      28,300   NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                   925,845
     129,000   SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                     1,378,799
      28,800   SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                           1,791,107
     259,000   SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
               EQUIPMENT)                                                                                                 1,184,395
      38,900   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                  2,071,764
      33,700   YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                      806,528

                                                                                                                         27,761,936
                                                                                                                      -------------
NETHERLANDS: 3.23%
      42,578   ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                         1,344,346
      38,900   ING GROEP NV (FINANCIAL SERVICES)                                                                          1,515,755
       7,483   RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                              292,446
      47,500   WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                               1,562,535

                                                                                                                          4,715,082
                                                                                                                      -------------
RUSSIA: 1.74%
      17,757   LUKOIL ADR (OIL & GAS EXTRACTION)                                                                          1,535,981
      98,078   VTB BANK OJSC GDR (NON-DEPOSITORY CREDIT INSTITUTIONS)+                                                    1,000,396

                                                                                                                          2,536,377
                                                                                                                      -------------
SINGAPORE: 0.68%
     232,000   CAPITALAND LIMITED (REAL ESTATE)                                                                             998,157
                                                                                                                      -------------
SPAIN: 2.72%
      40,879   INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 1,108,629

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                              VALUE
SPAIN(continued)
      88,500   TELEFONICA SA (COMMUNICATIONS)                                                                         $   2,868,846

                                                                                                                          3,977,475
                                                                                                                      -------------
SWEDEN: 1.15%
      47,100   SKANSKA AB CLASS B (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                           881,472
     338,500   TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                     792,286

                                                                                                                          1,673,758
                                                                                                                      -------------
SWITZERLAND: 7.00%
      37,200   CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                   2,239,275
      12,200   HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                            1,300,527
      41,700   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                  2,280,462
      15,700   ROCHE HOLDING AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                            2,713,993
       5,800   ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                          1,702,222

                                                                                                                         10,236,479
                                                                                                                      -------------
TAIWAN:0.60%
      88,539   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (SEMICONDUCTORS)                                      881,848
                                                                                                                      -------------
UNITED KINGDOM: 17.15%
     101,600   AVIVA PLC (INSURANCE CARRIERS)                                                                             1,354,070
     110,670   BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                    1,098,279
     168,000   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                     1,696,685
     124,018   BP PLC (OIL & GAS EXTRACTION)                                                                              1,515,531
     111,600   BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                              1,372,770
      72,600   EASYJET PLC (TRANSPORTATION BY AIR)+                                                                         881,816
      66,930   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                          1,699,793
      23,978   JOHNSON MATTHEY PLC (CHEMICALS & ALLIED PRODUCTS)                                                            895,031
     644,760   LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                             1,674,689
     102,839   NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)        1,705,555
      17,792   RIO TINTO PLC (METAL MINING)                                                                               1,872,473
     165,504   ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                                 1,796,385
   6,686,362   ROLLS ROYCE GROUP PLC B SHARES (TRANSPORTATION EQUIPMENT)+                                                    13,310
      49,500   ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                       2,089,641
     100,136   SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                         1,468,730
      48,830   SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)           979,661
     655,586   VODAFONE GROUP PLC (COMMUNICATIONS)                                                                        2,461,018
      33,499   WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                             492,505

                                                                                                                         25,067,942
                                                                                                                      -------------

TOTAL COMMON STOCKS (COST $117,363,412)                                                                                 141,955,685
                                                                                                                      -------------
COLLATERAL FOR SECURITIES LENDING: 1.91%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.91%
   2,797,084   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                           2,797,084
                                                                                                                      -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $2,797,084)                                                                 2,797,084
                                                                                                                      -------------
SHORT-TERM INVESTMENTS: 2.83%
   4,129,436   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                               4,129,436

TOTAL SHORT-TERM INVESTMENTS (COST $4,129,436)                                                                            4,129,436
                                                                                                                      -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $124,289,932)*                                           101.88%                                                $ 148,882,205

OTHER ASSETS AND LIABILITIES, NET                               (1.88)                                                   (2,743,490)
                                                               ------                                                 -------------

TOTAL NET ASSETS                                               100.00%                                                $ 146,138,715
                                                               ------                                                 -------------

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,129,436.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
COMMON STOCKS: 96.08%

AUSTRALIA: 0.06%
       116,735   BABCOCK & BROWN INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT OFFICES)                          $       163,055
                                                                                                                    ---------------
BELGIUM: 0.46%
        13,856   DELHAIZE GROUP (FOOD STORES)                                                                             1,216,393
           496   UMICORE (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                         122,911

                                                                                                                          1,339,304
                                                                                                                    ---------------
BRAZIL: 0.35%
       186,581   VIVO PARTICIPACOES SA ADR (COMMUNICATIONS)                                                               1,020,598
                                                                                                                    ---------------
CANADA: 1.40%
        62,567   CANADIAN PACIFIC RAILWAY LIMITED (RAILROAD TRANSPORTATION)                                               4,044,331
                                                                                                                    ---------------
CHINA: 2.04%
     1,829,500   CHINA CONSTRUCTION BANK CLASS H (FINANCIAL SERVICES)                                                     1,532,087
       210,000   CHINA LIFE INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                                1,073,408
     2,092,700   CHINA PETROLEUM & CHEMICAL CORPORATION (SINOPEC) (OIL COMPANIES)                                         3,102,321
        28,000   CHINA RAILWAY GROUP LIMITED CLASS H (RAILROAD TRANSPORTATION)+                                              38,567
       146,900   SHANGHAI ELECTRIC GROUP COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)           121,352

                                                                                                                          5,867,735
                                                                                                                    ---------------
FINLAND: 2.69%
       172,323   FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                           7,740,850
                                                                                                                    ---------------
FRANCE: 12.37%
        19,306   ALSTOM SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                       4,146,797
        65,892   BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                   5,475,173
        39,447   CARREFOUR SA (FOOD STORES)                                                                               3,070,275
        51,675   ELECTRICITE DE FRANCE (ELECTRIC, GAS & SANITARY SERVICES)                                                6,155,135
        45,260   FRANCE TELECOM SA (COMMUNICATIONS)                                                                       1,623,511
        43,815   LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                  5,295,014
        42,633   TECHNIP SA (OIL & GAS EXTRACTION)                                                                        3,391,087
         1,570   VALLOUREC (STEEL PRODUCERS, PRODUCTS)                                                                      424,626
        81,730   VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                 6,044,410

                                                                                                                         35,626,028
                                                                                                                    ---------------
GERMANY: 17.16%
        14,240   ALLIANZ AG (INSURANCE CARRIERS)                                                                          3,067,861
        82,887   BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)               7,580,069
        69,820   DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                            6,766,957
       236,500   DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                     5,205,228
        42,217   FRAPORT AG (TRANSPORTATION SERVICES)                                                                     3,324,404
        20,654   IVG IMMOBILIEN AG (REAL ESTATE)                                                                            705,980
        36,998   LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                             4,902,324
        27,092   RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                               3,798,582
        20,614   SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                           3,277,678
        48,712   UNITED INTERNET AG (COMMUNICATIONS)                                                                      1,186,762
        33,343   WACKER CHEMIE AG (CHEMICALS & ALLIED PRODUCTS)                                                           9,617,910

                                                                                                                         49,433,755
                                                                                                                    ---------------
HONG KONG: 12.71%
       680,000   BANK OF CHINA LIMITED (DEPOSITORY INSTITUTIONS)                                                            325,334
       568,400   BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                      3,851,380
       337,600   CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY (HONG KONG) LIMITED (MOTOR FREIGHT
                 TRANSPORTATION & WAREHOUSING)                                                                            2,067,039

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
HONG KONG (continued)
       703,200   CHINA NETCOM GROUP CORPORATION (HONG KONG) LIMITED (COMMUNICATIONS)                                $     2,095,090
     1,425,000   CHINA RESOURCES LAND (HONG KONG) LIMITED (REAL ESTATE)                                                   3,102,494
     2,612,300   CHINA UNICOM (HONG KONG) LIMITED (BUSINESS SERVICES)                                                     5,925,687
     1,457,350   DENWAY MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                           925,165
       597,998   HUTCHINSON WHAMPOA LIMITED (DIVERSIFIED OPERATIONS)                                                      6,736,625
       141,300   NEW WORLD DEVELOPMENT LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)             494,693
       615,729   NWS HOLDINGS LIMITED (BUSINESS SERVICES)                                                                 1,952,766
       223,900   SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                            4,702,696
       324,494   SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                                                4,446,580

                                                                                                                         36,625,549
                                                                                                                    ---------------
INDIA: 0.26%
        10,392   HOUSING DEVELOPMENT FINANCE CORPORATION (BUSINESS SERVICES)                                                750,457
                                                                                                                    ---------------
ITALY: 1.22%
        11,216   FIAT SPA (TRANSPORTATION EQUIPMENT)                                                                        288,645
       239,681   INTESA SANPAOLO SPA (DEPOSITORY INSTITUTIONS)                                                            1,886,188
        65,026   MEDIOBANCA SPA (DEPOSITORY INSTITUTIONS)                                                                 1,336,366

                                                                                                                          3,511,199
                                                                                                                    ---------------
JAPAN: 8.23%
       112,700   CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                     3,070,056
        13,600   DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                               553,442
           981   JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                            5,800,405
         3,243   JUPITER TELECOMMUNICATIONS COMPANY LIMITED (COMMUNICATIONS)+                                             2,728,413
        70,000   MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                          1,667,746
       732,600   MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                             3,113,064
        64,883   MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                             1,399,296
        12,680   ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                                  2,132,614
        28,400   SUZUKI MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                        851,438
       106,150   TOKYU LAND CORPORATION (REAL ESTATE)                                                                       908,255
       112,000   URBAN CORPORATION (REAL ESTATE)                                                                          1,478,170

                                                                                                                         23,702,899
                                                                                                                    ---------------
LUXEMBOURG: 1.05%
        10,944   RTL GROUP SA (COMMUNICATIONS)                                                                            1,270,113
        46,047   TENARIS SA (PRIMARY METAL INDUSTRIES)                                                                    1,021,078
        16,700   TENARIS SA ADR (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                    746,991

                                                                                                                          3,038,182
                                                                                                                    ---------------
MEXICO: 0.46%
        55,600   GRUPO TELEVISA SA ADR (COMMUNICATIONS)                                                                   1,321,612
                                                                                                                    ---------------
NETHERLANDS: 1.52%
       138,981   ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                       4,388,160
                                                                                                                    ---------------
NORWAY: 5.46%
       436,068   ORKLA ASA (MISCELLANEOUS RETAIL)                                                                         8,349,328
        36,450   RENEWABLE ENERGY CORPORATION AS (ELECTRIC, GAS & SANITARY SERVICES)+                                     1,828,279
       230,200   SEADRILL LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)+                                              5,555,697

                                                                                                                         15,733,304
                                                                                                                    ---------------
QATAR: 0.29%
        19,612   INDUSTRIES QATAR (CHEMICALS & ALLIED PRODUCTS)                                                             829,613
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
RUSSIA: 6.03%
        99,600   GAZPROM OAO (OIL & GAS EXTRACTION)                                                                 $     5,647,320
        10,659   GOLDEN TELECOM INCORPORATED (COMMUNICATIONS)+                                                            1,076,026
        56,031   LUKOIL ADR (OIL & GAS EXTRACTION)                                                                        4,835,475
         5,250   MINING & METALLURGICAL COMPANY NORILSK NICKEL GDR (METAL MINING)                                         1,421,438
         3,200   NOVOROSSIYSK COMMERCIAL SEA PORT (BUSINESS SERVICES)+                                                       64,000
        26,103   RAO UNIFIED ENERGY SYSTEM GDR (ELECTRIC, GAS & SANITARY SERVICES)                                        3,393,390
        15,445   TMK OAO GDR (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                       695,025
         6,250   URALKALI GDR (CHEMICALS & ALLIED PRODUCTS)+                                                                232,813

                                                                                                                         17,365,487
                                                                                                                    ---------------
SINGAPORE: 0.08%
        43,000   OVERSEA-CHINESE BANKING CORPORATION LIMITED (DEPOSITORY INSTITUTIONS)                                      245,079
                                                                                                                    ---------------
SOUTH AFRICA: 0.75%
        91,439   NASPERS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                               2,164,226
                                                                                                                    ---------------
SOUTH KOREA: 2.66%
        51,480   KOOKMIN BANK (FINANCIAL SERVICES)                                                                        3,794,797
        16,189   NHN CORPORATION (BUSINESS SERVICES)+                                                                     3,860,374

                                                                                                                          7,655,171
                                                                                                                    ---------------
SPAIN: 4.69%
        78,856   GAMESA CORPORATION TECNOLOGICA SA (ELECTRIC, GAS & SANITARY SERVICES)                                    3,648,716
        39,695   INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                               2,401,946
       230,322   TELEFONICA SA (COMMUNICATIONS)                                                                           7,466,196

                                                                                                                         13,516,858
                                                                                                                    ---------------
SWEDEN: 0.09%
        12,800   ASSA ABLOY AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)             256,687
                                                                                                                    ---------------
SWITZERLAND: 8.09%
        29,871   ADECCO SA (BUSINESS SERVICES)                                                                            1,605,714
        17,042   COMPAGNIE FINANCIERE RICHEMONT AG (GENERAL MERCHANDISE STORES)                                           1,164,325
        31,795   HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          3,389,365
        19,938   NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                      9,155,336
       238,000   PICC PROPERTY & CASUALTY COMPANY LIMITED (INSURANCE CARRIERS)                                              335,352
        37,641   ROCHE HOLDING AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                          6,506,841
         6,202   ROCHE HOLDINGS AG - BEARER SHARES (MEDICAL PRODUCTS)                                                     1,159,675

                                                                                                                         23,316,608
                                                                                                                    ---------------
UNITED KINGDOM: 5.96%
        44,835   ANGLO AMERICAN PLC (METAL MINING)                                                                        2,721,548
       376,651   LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                           3,546,811
       323,535   NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                               5,365,735
        11,775   STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                           429,747
       798,094   WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED PRODUCTS)                                              5,099,258

                                                                                                                         17,163,099
                                                                                                                    ---------------
TOTAL COMMON STOCKS (COST $221,768,563)                                                                                 276,819,846
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING: 2.87%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.87%
     8,266,114   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                         8,266,114
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $8,266,114)                                                                 8,266,114
                                                                                                                    ---------------

SHORT-TERM INVESTMENTS: 4.31%
    12,403,310   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                       $    12,403,310
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $12,403,310)                                                                          12,403,310
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $242,437,987)*                                     103.26%                                                    $   297,489,270

OTHER ASSETS AND LIABILITIES, NET                         (3.26)                                                         (9,388,126)
                                                         ------                                                     ---------------

TOTAL NET ASSETS                                         100.00%                                                    $   288,101,144
                                                         ------                                                     ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $12,403,310.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
COMMON STOCKS: 91.58%

AUSTRALIA: 5.57%
         4,004   ABC LEARNING (SCHOOLS)                                                                             $        18,054
         3,715   AGL ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                      43,247
         9,792   ALUMINA LIMITED (METAL MINING)                                                                              54,208
         7,594   AMCOR LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                    45,831
        17,212   AMP LIMITED (INSURANCE CARRIERS)                                                                           149,369
           741   ANSELL LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                    7,802
         2,908   ARISTOCRAT LEISURE LIMITED (AMUSEMENT & RECREATION SERVICES)                                                28,493
         4,651   ASCIANO GROUP (TRANSPORTATION SERVICES)                                                                     28,352
         1,568   ASX LIMITED (BUSINESS SERVICES)                                                                             82,544
        16,804   AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                    402,144
         7,391   AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                                      47,547
         1,996   BABCOCK & BROWN LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                       46,951
         2,130   BENDIGO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                              27,478
        30,381   BHP BILLITON LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                          1,062,060
         1,354   BILLABONG INTERNATIONAL LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
                 MATERIALS)                                                                                                  17,530
         6,739   BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                            56,569
        13,924   BOART LONGYEAR GROUP (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)+                       28,434
         6,024   BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                      32,125
        13,462   BRAMBLES LIMITED (BUSINESS SERVICES)                                                                       135,172
         1,446   CALTEX AUSTRALIA LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                          24,418
         8,707   CENTRO PROPERTIES GROUP (REAL ESTATE)                                                                        7,616
        11,898   CENTRO RETAIL GROUP (REAL ESTATE)                                                                            9,840
        12,027   CFS GANDEL RETAIL TRUST (REAL ESTATE)                                                                       24,598
         4,085   CHALLENGER FINANCIAL SERVICES GROUP LIMITED (FINANCE & FINANCIAL SERVICES)                                  17,694
         4,494   COCA-COLA AMATIL LIMITED (FOOD & KINDRED PRODUCTS)                                                          37,161
           465   COCHLEAR LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                 OPTICAL)                                                                                                    30,400
        11,751   COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                                   605,867
         7,580   COMMONWEALTH PROPERTY OFFICE FUND (REAL ESTATE)                                                             10,230
         4,263   COMPUTERSHARE LIMITED (BUSINESS SERVICES)                                                                   36,775
         3,850   CROWN LIMITED (MEMBERSHIP ORGANIZATIONS)+                                                                   45,468
         5,046   CSL LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                                  159,857
         7,480   CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                20,255
        26,574   DB RREEF TRUST (REAL ESTATE)                                                                                46,389
         1,589   DOWNER EDI LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                         7,462
        11,099   FAIRFAX MEDIA LIMITED (COMMUNICATIONS)                                                                      45,324
        11,561   FORTESCUE METALS GROUP LIMITED (METAL MINING)+                                                              76,133
        18,094   FOSTER'S GROUP LIMITED (FOOD & KINDRED PRODUCTS)                                                           103,506
         3,051   FUTURIS CORPORATION LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                         5,723
        11,918   GOODMAN FIELDER LIMITED (DURABLE GOODS - CONSUMER)                                                          19,702
        18,854   GPT GROUP (REAL ESTATE)                                                                                     66,359
         4,800   HARVEY NORMAN HOLDINGS LIMITED (GENERAL MERCHANDISE STORES)                                                 28,369
         1,238   ILUKA RESOURCES LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                           4,973
         5,191   ING INDUSTRIAL FUND (REAL ESTATE)                                                                           11,501
        15,586   INSURANCE AUSTRALIA GROUP LIMITED (INSURANCE CARRIERS)                                                      56,096
         4,797   JAMES HARDIE INDUSTRIES NV (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                         26,946
         1,277   LEIGHTON HOLDINGS LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                  67,570
         3,112   LEND LEASE CORPORATION LIMITED (REAL ESTATE)                                                                46,991
         3,152   LION NATHAN LIMITED (FOOD & KINDRED PRODUCTS)                                                               26,466
        16,220   MACQUAIRE OFFICE TRUST (REAL ESTATE)                                                                        19,830
         7,250   MACQUARIE AIRPORTS (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                            25,607
         2,271   MACQUARIE COMMUNICATIONS INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT OFFICES)                          10,748
        13,297   MACQUARIE GOODMAN GROUP (PROPERTIES)                                                                        56,591
         2,489   MACQUARIE GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                                          166,532
        24,373   MACQUARIE INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT OFFICES)                                         64,464
         3,370   MAYNE GROUP LIMITED (HEALTH SERVICES)                                                                       11,717
         9,381   MIRVAC GROUP (REAL ESTATE)                                                                                  49,026
        14,632   NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                  481,971
         3,678   NEWCREST MINING LIMITED (METAL MINING)                                                                     106,055
         6,545   ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)                                                                 35,102
         2,859   ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                      79,085
         8,008   ORIGIN ENERGY LIMITED (OIL & GAS EXTRACTION)                                                                61,827

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
AUSTRALIA (continued)
        11,746   OXIANA LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                          $        35,386
         2,616   PACIFIC BRANDS LIMITED (GENERAL MERCHANDISE STORES)                                                          7,429
         4,915   PALADIN RESOURCES LIMITED (DIVERSIFIED MINING)+                                                             28,720
         2,337   PAPERLINX LIMITED (PAPER & ALLIED PRODUCTS)                                                                  5,415
           294   PERPETUAL TRUSTEES AUSTRALIA LIMITED (BUSINESS SERVICES)                                                    17,014
         4,719   PUBLISHING & BROADCASTING LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                17,290
         8,303   QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                                      39,450
         7,921   QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                           229,969
         2,623   RIO TINTO LIMITED (METAL MINING)                                                                           305,142
         5,296   SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                       65,078
         3,072   SONIC HEALTHCARE LIMITED (HEALTH SERVICES)                                                                  44,827
         2,445   ST. GEORGE BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                           67,276
        13,316   STOCKLAND (REAL ESTATE)                                                                                     97,737
         8,491   SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                                                           125,327
         4,572   TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION SERVICES)                                                  59,111
         9,046   TATTERSALL'S LIMITED (AMUSEMENT & RECREATION SERVICES)                                                      31,515
        26,332   TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                               107,912
        12,586   TELSTRA CORPORATION LIMITED (INSTALLMENT RECEIPTS) (COMMUNICATIONS)                                         34,803
         4,708   TOLL HOLDINGS LIMITED (TRANSPORTATION SERVICES)                                                             47,009
         9,944   TRANSURBAN GROUP (SOCIAL SERVICES)                                                                          59,380
         1,256   WESFARMERS LIMITED (PRICE PROTECTED SHARES) (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                       44,867
         4,976   WESFARMERS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                175,859
        16,047   WESTFIELD GROUP (PROPERTIES)                                                                               293,380
        16,820   WESTPAC BANKING CORPORATION (DEPOSITORY INSTITUTIONS)                                                      409,011
         4,377   WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                          191,852
        11,095   WOOLWORTHS LIMITED (FOOD STORES)                                                                           329,034
         1,292   WORLEYPARSONS LIMITED (PERSONAL SERVICES)                                                                   58,204
         4,190   ZINIFEX LIMITED (METAL MINING)                                                                              44,945

                                                                                                                          8,125,096
                                                                                                                    ---------------
AUSTRIA: 0.57%
           344   ANDRITZ AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                         20,665
           136   BWIN INTERACTIVE ENTERTAINMENT AG (GAMING)+                                                                  5,279
         1,977   ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG (DEPOSITORY INSTITUTIONS)                                   139,592
            55   FLUGHAFEN WIEN AG (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                                                   6,353
         4,473   IMMOEAST IMMOBILIEN ANLAGEN AG (REAL ESTATE)+                                                               48,014
         4,908   IMMOFINANZ IMMOBILIEN ANLAGEN AG (REAL ESTATE)                                                              49,580
            44   MAYR-MELNHOF KARTON AG (PAPER & ALLIED PRODUCTS)                                                             4,762
         3,077   MEINL EUROPEAN LAND LIMITED (REAL ESTATE)+                                                                  42,319
         1,692   OMV AG (OIL & GAS EXTRACTION)                                                                              136,585
           366   RAIFFEISEN INTERNATIONAL BANK HOLDINGS (DEPOSITORY INSTITUTIONS)                                            55,008
           136   RHI AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                             5,558
         3,538   TELEKOM AUSTRIA AG (COMMUNICATIONS)                                                                         97,705
           790   VERBUND - OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG (ELECTRIC, GAS & SANITARY SERVICES)                 54,915
         1,189   VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                     85,214
           339   WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG (INSURANCE CARRIERS)                                          27,175
           812   WIENERBERGER AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                         44,740

                                                                                                                            823,464
                                                                                                                    ---------------
BELGIUM: 1.07%
           671   AGFA GEVAERT NV (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                 OPTICAL)                                                                                                    10,238
            59   BARCO NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                   4,506
            62   BEKAERT SA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                 8,325
         1,552   BELGACOM SA (COMMUNICATIONS)                                                                                76,466
            44   COFINIMMO SA (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                         8,286
           140   COLRUYT SA (FOOD STORES)                                                                                    32,917
            73   COMPAGNIE MARITIME BELGE SA (WATER TRANSPORTATION)                                                           6,315
            14   D'IETEREN SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                                5,031
           919   DELHAIZE GROUP (FOOD STORES)                                                                                80,677
         4,815   DEXIA SA (DEPOSITORY INSTITUTIONS)                                                                         120,891

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
BELGIUM (continued)
           123   EURONAV SA (WATER TRANSPORTATION)                                                                  $         4,353
         9,100   FORTIS (STRIP WHEN PRESENTED)(DEPOSITORY INSTITUTIONS)+                                                        133
        18,653   FORTIS (DEPOSITORY INSTITUTIONS)                                                                           488,312
           741   GROUPE BRUXELLES LAMBERT SA (INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES)                                94,766
         1,690   INBEV NA (FOOD & KINDRED PRODUCTS)                                                                         140,491
           163   KBC ANCORA (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                                18,527
         1,667   KBC BANK VERZEKERINGS HOLDINGS (DEPOSITORY INSTITUTIONS)                                                   234,638
           260   MOBISTAR SA (COMMUNICATIONS)                                                                                23,717
           206   NATIONALE A PORTEFEUILLE (HOLDING & OTHER INVESTMENT OFFICES)                                               14,818
            96   OMEGA PHARMA SA (CHEMICALS & ALLIED PRODUCTS)                                                                6,607
           583   SOLVAY SA (CHEMICALS & ALLIED PRODUCTS)                                                                     81,540
         1,796   SUEZ LYONNAISE DES EAUX STRIP (ELECTRIC, GAS & SANITARY SERVICES)+                                              26
         1,010   UCB SA (CHEMICALS & ALLIED PRODUCTS)                                                                        45,853
           215   UMICORE (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                          53,278

                                                                                                                          1,560,711
                                                                                                                    ---------------
CHINA: 0.01%
        16,764   FOSUN INTERNATIONAL (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                               15,517
                                                                                                                    ---------------
DENMARK: 0.88%
            11   A.P. MOLLER - MAERSK A/S (LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION)                    117,472
            63   BANG & OLUFSEN A/S (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                   5,888
           306   CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                                                     36,838
           298   COLOPLAST A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)             25,740
           488   DANISCO A/S (FOOD & KINDRED PRODUCTS)                                                                       34,481
         4,628   DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                                  180,897
         1,950   DSV A/S (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                                        42,663
            84   EAST ASIATIC COMPANY LIMITED A/S (FOOD & KINDRED PRODUCTS)                                                   6,502
           523   FLSMIDTH & COMPANY A/S (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                  53,331
         1,202   GN STORE NORD A/S (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                   9,416
           314   H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                                                                8,438
           621   JYSKE BANK (BUSINESS SERVICES)+                                                                             48,765
           132   NKT HOLDING A/S (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                    11,857
         5,002   NOVO NORDISK A/S CLASS B (CHEMICALS & ALLIED PRODUCTS)                                                     326,537
           456   NOVOZYMES A/S CLASS B (HEALTH SERVICES)                                                                     51,736
           100   ROCKWOOL INTERNATIONAL AS (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                  23,194
           690   SYDBANK (DEPOSITORY INSTITUTIONS)                                                                           29,545
           183   TOPDANMARK A/S (INSURANCE CARRIERS)+                                                                        26,146
           257   TRYGVESTA A/S (WHOLESALE TRADE-DURABLE GOODS)                                                               19,488
         1,948   VESTAS WIND SYSTEMS A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                 OPTICAL)                                                                                                   210,347
           220   WILLIAM DEMANT HOLDING A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                 MEDICAL & OPTICAL)+                                                                                         20,207

                                                                                                                          1,289,488
                                                                                                                    ---------------
FINLAND: 1.82%
           353   AMER SPORTS OYJ (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                             9,515
           392   CARGOTEC CORPORATION (TRANSPORTATION SERVICES)                                                              18,111
         1,607   ELISA OYJ (COMMUNICATIONS)                                                                                  49,145
         4,621   FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                             207,578
           332   KCI KONECRANES OYJ (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                      11,309
           638   KESKO OYJ (FOOD STORES)                                                                                     34,877
           786   KONE OYJ (BUSINESS SERVICES)                                                                                54,876
         1,357   METSO OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                          73,571
         1,376   NESTE OIL OYJ LIMITED (OIL & GAS EXTRACTION)                                                                48,590
        40,348   NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)              1,550,064
         1,110   NOKIAN RENKAAT OYJ (TRANSPORTATION EQUIPMENT)                                                               38,534
           900   OKO BANK (DEPOSITORY INSTITUTIONS)                                                                          17,164
         1,353   ORIOLA-KD OYJ (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)              5,934
           943   ORION OYJ (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                 22,098

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
         1,238   OUTOKUMPU OYJ (METAL MINING)                                                                       $        38,058
           800   RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                                                  34,193
         4,510   SAMPO OYJ (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                             119,033
           840   SANOMAWSOY OYJ (MULTI MEDIA)                                                                                23,967
         5,960   STORA ENSO OYJ (PAPER & ALLIED PRODUCTS)                                                                    88,970
           381   TIETOENATOR OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     8,522
         5,447   UPM-KYMMENE OYJ (PAPER & ALLIED PRODUCTS)                                                                  110,218
           330   UPONOR OYJ (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                        8,245
           689   WARTSILA OYJ (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                       52,106
         1,301   YIT OYJ (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                    28,321

                                                                                                                          2,652,999
                                                                                                                    ---------------
FRANCE: 9.16%
         1,860   ACCOR SA (METAL MINING)                                                                                    148,690
           289   AEROPORTS DE PARIS (TRANSPORTATION BY AIR)                                                                  29,565
         1,072   AIR FRANCE-KLM (TRANSPORTATION BY AIR)                                                                      37,465
         2,222   AIR LIQUIDE (CHEMICALS & ALLIED PRODUCTS)                                                                  330,577
        21,204   ALCATEL SA (COMMUNICATIONS)                                                                                154,248
           954   ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                            204,913
         8,178   ARCELOR SA (PRIMARY METAL INDUSTRIES)                                                                      635,046
           577   ATOS ORIGIN (BUSINESS SERVICES)+                                                                            29,812
        14,218   AXA SA (INSURANCE CARRIERS)                                                                                566,857
         7,626   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                   827,422
         2,056   BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                     170,840
         1,000   BUSINESS OBJECTS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                               61,077
         1,259   CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                      79,104
         5,404   CARREFOUR SA (FOOD STORES)                                                                                 420,609
           372   CASINO GUICHARD-PERRACHON SA (FOOD STORES)                                                                  40,467
           228   CHRISTIAN DIOR SA (CHEMICALS & ALLIED PRODUCTS)                                                             29,963
           385   CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                        50,094
         2,575   COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                         242,664
           239   COMPAGNIE GENERALE DE GEOPHYSIQUE - VERITAS (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                 PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                            67,603
         1,321   COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                  151,028
         6,048   CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                               204,037
           590   DASSAULT SYSTEMES SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               34,921
           194   EIFFAGE SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                 19,105
           920   ELECTRICITE DE FRANCE (ELECTRIC, GAS & SANITARY SERVICES)                                                  109,583
         1,811   ESSILOR INTERNATIONAL SA CIE GENERALE D'OPTIQUE (MEASURING, ANALYZING & CONTROLLING
                 INSTRUMENTS:
                 PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                           115,520
           128   EURAZEO (HOLDING & OTHER INVESTMENT OFFICES)                                                                16,395
        16,486   FRANCE TELECOM SA (COMMUNICATIONS)                                                                         591,366
         1,807   GAZ DE FRANCE (GAS DISTRIBUTION)                                                                           105,668
           137   GECINA SA (REAL ESTATE)                                                                                     21,493
         3,927   GROUPE DANONE (FOOD & KINDRED PRODUCTS)                                                                    351,953
           638   HERMES INTERNATIONAL (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
                 MATERIALS)                                                                                                  80,609
           188   ICADE (REAL ESTATE)                                                                                         28,024
           325   IMERYS SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                          26,759
           692   JC DECAUX SA (BUSINESS SERVICES)                                                                            27,160
           642   KLEPIERRE (REAL ESTATE)                                                                                     32,814
         2,299   L'OREAL SA (APPAREL & ACCESSORY STORES)                                                                    329,211
         1,352   LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                        245,507
         1,170   LAGARDERE SCA (COMMUNICATIONS)                                                                              87,622
           492   LEGRAND SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                16,793
         2,175   LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                    262,847
           502   M6 METROPOLE TELEVISION (COMMUNICATIONS)                                                                    13,193
         1,531   NATIXIS (DEPOSITORY INSTITUTIONS)                                                                           29,420
           268   NEOPOST SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                         27,608
           325   NEUF CEGETEL (COMMUNICATIONS)                                                                               16,438
             1   NYSE EURONEXT (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                     87
         1,309   PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                   26,202
           806   PERNOD-RICARD (FOOD & KINDRED PRODUCTS)                                                                    185,964

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
FRANCE (continued)
         1,400   PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                        $       106,085
           707   PPR SA (APPAREL & ACCESSORY STORES)                                                                        113,565
         1,210   PUBLICIS GROUPE (COMMUNICATIONS)                                                                            47,339
         1,700   RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                      241,098
         1,388   SAFRAN SA (NATIONAL SECURITY & INTERNATIONAL AFFAIRS)                                                       28,460
         9,240   SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                            845,833
         2,026   SCHNEIDER ELECTRIC SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                        274,409
         1,949   SCOR REGROUPE (INSURANCE CARRIERS)                                                                          49,872
           211   SOCIETE BIC SA (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                             15,112
           225   SOCIETE DES AUTOROUTES PARIS-RHIN-RHONE (TRANSPORTATION SERVICES)                                           22,040
         3,367   SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                                 486,967
           975   SOCIETE TELEVISION FRANCAISE 1 (COMMUNICATIONS)                                                             25,995
           876   SODEXHO ALLIANCE SA (FOOD & KINDRED PRODUCTS)                                                               53,783
         9,375   SUEZ SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                   638,119
           932   TECHNIP SA (OIL & GAS EXTRACTION)                                                                           74,133
           762   THALES SA (TRANSPORTATION BY AIR)                                                                           45,391
         2,034   THOMSON (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                                    28,760
        19,452   TOTAL SA (OIL & GAS EXTRACTION)                                                                          1,610,634
            56   TOTAL SA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                           4,653
           600   UNIBAIL (REAL ESTATE)                                                                                      131,479
           577   VALEO SA (TRANSPORTATION EQUIPMENT)                                                                         23,726
           438   VALLOUREC (STEEL PRODUCERS, PRODUCTS)                                                                      118,463
         3,219   VEOLIA ENVIRONNEMENT (ELECTRIC, GAS & SANITARY SERVICES)                                                   293,215
         3,766   VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                   278,518
        10,504   VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                      482,271
           170   WENDEL INVESTISSEMENT (HOLDING & OTHER INVESTMENT OFFICES)                                                  24,543
           397   ZODIAC SA (TRANSPORTATION BY AIR)                                                                           25,380

                                                                                                                         13,374,186
                                                                                                                    ---------------
GERMANY: 9.23%
             3   A.P. MOLLER-MAERSK A/S (WATER TRANSPORTATION)                                                               31,731
         2,121   ADIDAS-SALOMON AG (APPAREL & ACCESSORY STORES)                                                             157,701
         4,606   ALLIANZ SE (INSURANCE CARRIERS)                                                                            992,315
           366   ALTANA AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                  8,848
           732   ARCANDOR AG (GENERAL MERCHANDISE STORES)                                                                    17,501
         5,030   BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                      745,910
         7,447   BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                 681,033
         1,724   BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                               106,965
           917   BEIERSDORF AG (APPAREL & ACCESSORY STORES)                                                                  71,060
           398   BILFINGER BERGER AG (BUILDING & CONSTRUCTION)                                                               30,435
           912   CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)                                                                  56,423
         6,402   COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                                   243,575
         1,575   CONTINENTAL AG (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                  206,090
         9,744   DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                              944,389
         5,202   DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                                 679,252
         2,060   DEUTSCHE BOERSE AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                           406,571
         2,415   DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                               64,375
         8,746   DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                                 300,293
           865   DEUTSCHE POSTBANK AG (DEPOSITORY INSTITUTIONS)                                                              76,959
        29,071   DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                       639,836
           163   DOUGLAS HOLDING AG (APPAREL & ACCESSORY STORES)                                                              9,424
         6,388   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                              1,358,045
           403   FRESENIUS AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)              33,478
         1,973   FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                                                105,944
         1,666   GEA GROUP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                           58,081
           125   HEIDELBERGCEMENT AG (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                19,236
           572   HEIDELBERGER DRUCKMASCHINEN AG (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                   19,103
         1,082   HENKEL KGAA (CHEMICALS & ALLIED PRODUCTS)                                                                   55,287
         1,856   HENKEL KGAA (APPAREL & ACCESSORY STORES)                                                                   104,307
           431   HOCHTIEF AG (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                57,897
         2,095   HYPO REAL ESTATE HOLDING AG (DEPOSITORY INSTITUTIONS)                                                      110,669

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
GERMANY (continued)
         7,717   INFINEON TECHNOLOGIES AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)+                                                                                        $        90,969
         1,008   IVG IMMOBILIEN AG (REAL ESTATE)                                                                             34,455
           387   K+S AG (CHEMICALS & ALLIED PRODUCTS)                                                                        92,315
         1,257   LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                               166,556
         1,169   MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                            194,036
           662   MERCK KGAA (CHEMICALS & ALLIED PRODUCTS)                                                                    85,615
         1,659   METRO AG (FOOD STORES)                                                                                     139,660
           283   MLP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                                  4,476
         2,132   MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                         414,053
            90   PORSCHE AG (TRANSPORTATION EQUIPMENT)                                                                      181,750
           498   PREMIERE AG (ENTERTAINMENT)+                                                                                 9,395
           841   PROSIEBENSAT.1 MEDIA AG (COMMUNICATIONS)                                                                    20,108
            71   PUMA AG RUDOLF DASSLER SPORT (APPAREL & ACCESSORY STORES)                                                   28,077
           495   Q-CELLS AG (ELECTRIC, GAS & SANITARY SERVICES)+                                                             70,248
           395   RHEINMETALL BERLIN (MACHINERY)                                                                              31,385
         4,562   RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                 639,640
           417   RWE AG NON-VOTING PREFERRED (ELECTRIC, GAS & SANITARY SERVICES)                                             50,700
           430   SALZGITTER AG (STEEL PRODUCERS, PRODUCTS)                                                                   64,266
         9,133   SAP AG (BUSINESS SERVICES)                                                                                 470,106
         8,732   SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                           1,388,410
           872   SOLARWORLD AG (ENERGY)                                                                                      52,932
           345   SUEDZUCKER AG (FOOD & KINDRED PRODUCTS)                                                                      8,185
         3,733   THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                                 210,112
         2,262   TUI AG (TRANSPORTATION BY AIR)                                                                              63,179
         1,628   VOLKSWAGEN AG (TRANSPORTATION EQUIPMENT)                                                                   374,224
         1,084   VOLKSWAGEN AG PREFERRED (TRANSPORTATION EQUIPMENT)                                                         159,290
            81   WACKER CHEMIE AG (CHEMICALS & ALLIED PRODUCTS)                                                              23,365
           164   WINCOR NIXDORF AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  15,529

                                                                                                                         13,475,769
                                                                                                                    ---------------
GREECE: 0.68%
         3,559   ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                    128,881
         1,505   COCA-COLA HELLENIC BOTTLING COMPANY SA (FOOD & KINDRED PRODUCTS)                                            64,951
         2,917   EFG EUROBANK ERGASIAS SA (DEPOSITORY INSTITUTIONS)                                                         102,367
            90   FOLLIE SA (APPAREL & ACCESSORY STORES)                                                                       3,342
           310   HELLENIC EXCHANGES SA HOLDING (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                 10,873
         1,100   HELLENIC PETROLEUM SA (OIL & GAS EXTRACTION)                                                                18,039
           620   HELLENIC TECHNODOMIKI TEV SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                 8,857
         2,700   HELLENIC TELECOMMUNICATIONS ORGANIZATION SA (COMMUNICATIONS)                                                98,768
           231   MOTOR OIL (HELLAS) CORINTH REFINERIES SA (PETROLEUM REFINING & RELATED INDUSTRIES)                           5,331
         3,709   NATIONAL BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                                                       254,345
         2,050   OPAP SA (AMUSEMENT & RECREATION SERVICES)                                                                   81,961
         2,950   PIRAEUS BANK SA (DEPOSITORY INSTITUTIONS)                                                                  114,745
           900   PUBLIC POWER CORPORATION SA (ELECTRIC, GAS & SANITARY SERVICES)                                             47,220
           650   TITAN CEMENT COMPANY SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                            29,519
           980   VIOHALCO SA (BUSINESS SERVICES)                                                                             14,157

                                                                                                                            983,356
                                                                                                                    ---------------
HONG KONG: 2.05%
         2,000   ASM PACIFIC TECHNOLOGY (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                  14,538
        13,026   BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                         88,262
        18,000   BELLE INTERNATIONAL HOLDINGS LIMITED (APPAREL & ACCESSORY STORES)                                           26,929
        34,000   BOC HONG KONG HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                    94,273
        10,000   C C LAND HOLDINGS LTD (MEMBERSHIP ORGANIZATIONS)                                                            14,303
        11,000   CATHAY PACIFIC AIRWAYS LIMITED (TRANSPORTATION BY AIR)                                                      28,640
        14,000   CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                                 255,772
         5,000   CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
                 CONTRACTS)                                                                                                  18,560

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
HONG KONG (continued)
        12,000   CLP HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                           $        81,528
         9,500   ESPRIT HOLDINGS LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                139,890
        18,000   FOXCONN INTERNATIONAL HOLDINGS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                            40,029
         8,000   GIORDANO INTERNATIONAL LIMITED (APPAREL & ACCESSORY STORES)                                                  3,816
         4,000   HANG LUNG GROUP LIMITED (REAL ESTATE)                                                                       21,614
        19,000   HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                                  84,893
         7,000   HANG SENG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                           143,288
         9,000   HENDERSON LAND DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                    83,584
        33,200   HONG KONG & CHINA GAS COMPANY LIMITED (OIL & GAS EXTRACTION)                                               101,131
           400   HONG KONG AIRCRAFT ENGINEERG (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)              10,796
        10,000   HONG KONG EXCHANGES & CLEARING LIMITED (BUSINESS SERVICES)                                                 280,338
        12,500   HONGKONG ELECTRIC HOLDINGS (ELECTRIC, GAS & SANITARY SERVICES)                                              71,535
         5,000   HOPEWELL HOLDINGS (REAL ESTATE)                                                                             22,924
        11,000   HUTCHISON TELECOMMUNICATIONS INTERNATIONAL LIMITED (TELECOMMUNICATIONS)+                                    16,581
        19,000   HUTCHISON WHAMPOA (DIVERSIFIED OPERATIONS)                                                                 214,041
         5,358   HYSAN DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                             15,133
         5,368   KERRY PROPERTIES LIMITED (REAL ESTATE)                                                                      42,683
         6,000   KINGBOARD CHEMICALS HOLDINGS (CHEMICALS & ALLIED PRODUCTS)                                                  35,446
         4,000   LEE & MAN PAPER MANUFACTURING LIMITED (PAPER & ALLIED PRODUCTS)                                             17,439
        20,200   LI & FUNG LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                       80,532
         7,000   LIFESTYLE INTERNATIONAL HOLDINGS LIMITED (GENERAL MERCHANDISE STORES)                                       18,724
        19,506   LINK REIT (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                           41,998
         6,000   MELCO INTERNATIONAL DEVELOPMENT LIMITED (DIVERSIFIED OPERATIONS)                                             8,964
        12,048   MTR CORPORATION (RAILROAD TRANSPORTATION)                                                                   43,922
        21,804   NEW WORLD DEVELOPMENT LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)              76,336
        11,000   NOBLE GROUP LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                18,301
         2,200   ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                                16,118
        13,000   PACIFIC BASIN SHIPPING LIMITED (WATER TRANSPORTATION)                                                       20,628
        43,000   PCCW LIMITED (COMMUNICATIONS)                                                                               25,415
        10,000   SHANGRI-LA ASIA LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                                31,101
        19,500   SHUI ON LAND LIMITED (REAL ESTATE)                                                                          22,514
        10,000   SHUN TAK HOLDINGS LIMITED (REAL ESTATE)                                                                     15,630
        13,087   SINO LAND COMPANY (REAL ESTATE)                                                                             45,828
        12,000   SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                              252,043
         7,500   SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                                                  102,773
         3,000   TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                             17,932
         8,000   TENCENT HOLDINGS LIMITED (COMMUNICATIONS)                                                                   59,751
        14,000   TINGYI (CAYMAN ISLANDS) HOLDING CORPORATION (FOOD & KINDRED PRODUCTS)                                       22,349
        13,000   WHARF HOLDINGS LIMITED (BUSINESS SERVICES)                                                                  67,249
         1,500   WING HANG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                            22,329
         4,500   YUE YUEN INDUSTRIAL HOLDINGS LIMITED (APPAREL & ACCESSORY STORES)                                           16,115

                                                                                                                          2,994,518
                                                                                                                    ---------------
IRELAND: 0.62%
         8,083   ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                           185,360
         3,262   ANGLO IRISH BANK CORPORATION PLC (DEPOSITORY INSTITUTIONS)                                                  52,075
         9,095   BANK OF IRELAND (DEPOSITORY INSTITUTIONS)                                                                  135,524
         5,014   CRH PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                           174,133
           419   DCC PLC (BUSINESS SERVICES)                                                                                 11,902
         4,308   ELAN CORPORATION PLC (CHEMICALS & ALLIED PRODUCTS)+                                                         94,263
         9,386   EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                                  74,134
           830   GREENCORE GROUP PLC (FOOD & KINDRED PRODUCTS)                                                                5,459
           660   IAWS GROUP PLC (AGRICULTURAL PRODUCTION CROPS)                                                              14,593
         2,358   IRISH LIFE & PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                             40,341
         1,108   KERRY GROUP PLC (FOOD & KINDRED PRODUCTS)                                                                   35,381
         1,416   KINGSPAN GROUP PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                      21,289
           243   PADDY POWER PLC (AMUSEMENT & RECREATION SERVICES)                                                            7,939
           624   RYANAIR HOLDINGS PLC ADR (TRANSPORTATION BY AIR)+                                                           24,611
         1,248   SMURFIT KAPPA GROUP PLC (PAPER & ALLIED PRODUCTS)+                                                          20,468

                                                                                                                            897,472
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
ITALY: 3.86%
         4,687   AEM SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                        $        21,452
         4,353   ALLEANZA ASSICURAZIONI SPA (INSURANCE CARRIERS)                                                             56,543
           608   ARNOLDO MONDADORI EDITORE SPA (COMMUNICATIONS)                                                               4,994
        10,863   ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)                                                            491,735
         2,670   ATLANTIA SPA (SOCIAL SERVICES)                                                                             101,424
         1,178   AUTOGRILL SPA (EATING & DRINKING PLACES)                                                                    20,033
        11,706   BANCA MONTE DEI PASCHI DI SIENA SPA (DEPOSITORY INSTITUTIONS)                                               62,516
         4,323   BANCA POPOLARE DI MILANO SCARL (DEPOSITORY INSTITUTIONS)                                                    58,659
         6,966   BANCO POPOLARE SPA (DEPOSITORY INSTITUTIONS)+                                                              153,945
         1,538   BULGARI SPA (APPAREL & ACCESSORY STORES)                                                                    21,599
        44,567   ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                               529,950
        26,702   ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                          974,527
         7,282   FIAT SPA (TRANSPORTATION EQUIPMENT)                                                                        187,403
         3,086   FINMECCANICA SPA (TRANSPORTATION BY AIR)                                                                    99,007
           742   FONDIARIA SAI SPA (INSURANCE-MULTI LINE)                                                                    30,438
         1,893   IFIL INVESTMENTS SPA (MISCELLANEOUS SERVICES)                                                               17,726
        78,986   INTESA SANPAOLO (DEPOSITORY INSTITUTIONS)                                                                  621,586
         9,834   INTESA SANPAOLO RNC (DEPOSITORY INSTITUTIONS)                                                               71,688
           600   ISTITUTO FINANZIARIO INDUSTRIALE SPA (HOLDING & OTHER INVESTMENT OFFICES)+                                  20,295
           820   ITALCEMENTI SPA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                    17,557
           759   LOTTOMATICA SPA (AMUSEMENT & RECREATION SERVICES)                                                           27,790
         1,421   LUXOTTICA GROUP SPA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                 OPTICAL)                                                                                                    45,178
         7,875   MEDIASET SPA (COMMUNICATIONS)                                                                               79,332
         5,033   MEDIOBANCA SPA (DEPOSITORY INSTITUTIONS)                                                                   103,434
         2,954   MEDIOLANUM SPA (INSURANCE CARRIERS)                                                                         23,666
        16,093   PARMALAT SPA (FOOD & KINDRED PRODUCTS)                                                                      62,135
        30,804   PIRELLI & COMPANY SPA (TRANSPORTATION EQUIPMENT)                                                            33,838
         1,406   PRYSMIAN SPA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+             34,793
         1,379   SAIPEM SPA (OIL & GAS EXTRACTION)                                                                           55,069
        47,258   SEAT PAGINE GIALLE SPA (COMMUNICATIONS)                                                                     18,616
         9,028   SNAM RETE GAS SPA (OIL & GAS EXTRACTION)                                                                    57,652
        62,770   TELECOM ITALIA RNC SPA (COMMUNICATIONS)                                                                    148,842
       110,233   TELECOM ITALIA SPA (COMMUNICATIONS)                                                                        341,756
        12,873   TERNA SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                               51,848
        95,779   UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                          787,824
         6,294   UNIONE DI BANCHE ITALIANE SCPA (DEPOSITORY INSTITUTIONS)                                                   172,950
         9,651   UNIPOL PREFERRED (INSURANCE COMPANIES)                                                                      30,512

                                                                                                                          5,638,312
                                                                                                                    ---------------
JAPAN: 19.24%
         4,000   77 BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                   24,889
             1   ACCESS COMPANY LIMITED (INTERNET SOFTWARE)+                                                                  4,504
           710   ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                   14,343
           200   ADERANS COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                         3,146
         1,700   ADVANTEST CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                  48,068
         6,700   AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                                 97,733
           900   AEON CREDIT SERVICE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                    13,256
           600   AEON MALL COMPANY LIMITED (REAL ESTATE)                                                                     15,746
           900   AIFUL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                      15,812
         3,000   AIOI INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                                         14,160
         2,000   AISIN SEIKI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                      82,805
         7,000   AJINOMOTO COMPANY INCORPORATED (FOOD & KINDRED PRODUCTS)                                                    79,221
           300   ALFRESA HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                            18,088
         7,000   ALL NIPPON AIRWAYS COMPANY LIMITED (TRANSPORTATION BY AIR)                                                  25,795
         1,800   ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                         23,254
         4,000   AMADA COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              34,694
           600   AOYAMA TRADING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                 15,539
         4,200   ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                                           70,846
        10,000   ASAHI GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)            132,254
        12,000   ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                       79,194

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
JAPAN (continued)
           200   ASATSU-DK INCORPORATED (COMMUNICATIONS)                                                            $         5,569
         1,000   ASICS CORPORATION (FOOTWEAR)                                                                                14,326
         5,100   ASTELLAS PHARMA INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                                 221,190
           200   AUTOBACS SEVEN COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                              4,055
         3,000   BANK OF KYOTO LIMITED (DEPOSITORY INSTITUTIONS)                                                             35,490
        12,000   BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                          83,609
           700   BENESSE CORPORATION (EDUCATIONAL SERVICES)                                                                  29,621
         6,300   BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                   111,227
         1,400   BROTHER INDUSTRIES LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                  18,024
        10,900   CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                 498,856
           800   CANON MARKETING JAPAN INCORPORATED (WHOLESALE TRADE-DURABLE GOODS)                                          14,865
         2,500   CASIO COMPUTER COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                     29,071
         1,000   CENTRAL GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)            3,773
            16   CENTRAL JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                    136,001
         8,000   CHIBA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                64,371
         1,000   CHIYODA CORPORATION (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                       11,278
         6,900   CHUBU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                              179,365
         2,900   CHUGAI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                         41,475
           200   CIRCLE K SUNKUS COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                 2,956
         3,600   CITIZEN HOLDINGS COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                               34,961
           600   COCA-COLA WEST JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                              13,246
         1,000   COMSYS HOLDINGS CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                 8,139
         6,000   COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                            22,178
         1,700   CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                        46,310
           700   CSK HOLDINGS CORPORATION (BUSINESS SERVICES)                                                                22,560
         6,000   DAI NIPPON PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                              87,880
         3,000   DAICEL CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            17,939
         3,000   DAIDO STEEL COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                  22,355
           500   DAIFUKU COMPANY LIMITED (MACHINERY)                                                                          7,048
         7,200   DAIICHI SANKYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                               221,536
         2,600   DAIKIN INDUSTRIES LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                 DEALERS)                                                                                                   145,018
         7,000   DAINIPPON INK & CHEMICALS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                        34,899
           800   DAITO TRUST CONSTRUCTION COMPANY LIMITED (REAL ESTATE)                                                      43,890
         5,000   DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                 BUILDERS)                                                                                                   63,881
        14,000   DAIWA SECURITIES GROUP INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                                   125,687
         5,000   DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                           21,612
         5,000   DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                               203,471
            20   DENTSU INCORPORATED (BUSINESS SERVICES)                                                                     52,612
         3,000   DOWA MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                      20,835
             7   EACCESS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     4,343
            35   EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                     287,894
         4,000   EBARA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  13,578
           400   EDION CORPORATION (ELECTRONIC)                                                                               4,280
         2,600   EISAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                        101,758
         1,580   ELECTRIC POWER DEVELOPMENT COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                              58,780
         1,000   ELPIDA MEMORY INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                        34,190
           600   FAMILYMART COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                     18,789
         2,000   FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)            193,896
           500   FAST RETAILING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                 35,762
         6,000   FUJI ELECTRIC HOLDINGS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                 DEALERS)                                                                                                    20,739
         3,000   FUJI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                      13,896
           200   FUJI SOFT INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              3,151
             5   FUJI TELEVISION NETWORK INCORPORATED (COMMUNICATIONS)                                                        8,222
         5,000   FUJIFILM HOLDINGS CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                 PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                           209,278
         4,000   FUJIKURA LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                 OPTICAL)                                                                                                    20,210
        19,000   FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   127,100
         7,000   FUKUOKA FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                              40,880
         7,000   FURUKAWA ELECTRIC COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                 MEDICAL & OPTICAL)                                                                                          26,968

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
JAPAN (continued)
           300   GLORY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                             $         6,894
             7   GOODWILL GROUP INCORPORATED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                         900
         4,000   GUNMA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                26,301
         1,000   GUNZE LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                      4,374
           260   HAKUHODO DY HOLDINGS INCORPORATED (CONSUMER SERVICES)                                                       14,480
         1,000   HANKYU DEPARTMENT STORES (APPAREL & ACCESSORY STORES)                                                        7,776
        12,800   HANKYU HANSHIN HOLDINGS INCORPORATED (RAILROAD TRANSPORTATION)                                              55,250
         9,000   HASEKO CORPORATION (RESIDENTIAL)                                                                            15,369
           300   HIKARI TSUSHIN INCORPORATED (MISCELLANEOUS RETAIL)                                                          10,180
         3,000   HINO MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                              19,389
           300   HIROSE ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                 EXCEPT COMPUTER EQUIPMENT)                                                                                  34,428
         2,000   HITACHI CABLE LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                 MEDICAL & OPTICAL)                                                                                          11,802
         1,100   HITACHI CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                              25,277
         1,100   HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                 EQUIPMENT)                                                                                                  32,653
           800   HITACHI HIGH-TECHNOLOGIES CORPORATION (MACHINERY)                                                           17,369
        35,000   HITACHI LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   260,027
         1,900   HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                 COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                      40,956
        12,000   HOKUHOKU FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                             34,690
           900   HOKURIKU ELECTRIC POWER COMPANY (ELECTRIC, GAS & SANITARY SERVICES)                                         18,714
        16,000   HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                     528,558
           400   HOUSE FOODS CORPORATION (FOOD & KINDRED PRODUCTS)                                                            6,720
         4,300   HOYA CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                 OPTICAL)                                                                                                   136,048
         1,300   IBIDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                         89,893
           200   IDEMITSU KOSAN COMPANY LIMITED (OIL & GAS EXTRACTION)                                                       21,065
             8   INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                         86,821
         2,000   ISETAN COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                         26,941
        14,000   ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)               28,907
         7,000   ISUZU MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                             31,426
           700   ITO EN LIMITED (EATING & DRINKING PLACES)                                                                   13,318
        15,000   ITOCHU CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                                     144,745
           300   ITOCHU TECHNO-SCIENCE CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                  10,023
         4,800   J FRONT RETAILING COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                           42,408
           300   JAFCO COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                   9,826
        10,000   JAPAN AIRLINES CORPORATION (TRANSPORTATION BY AIR)                                                          22,678
           200   JAPAN PETROLEUM EXPLORATION COMPANY (OIL & GAS EXTRACTION)                                                  14,552
             6   JAPAN PRIME REALTY INVESTMENT CORPORATION (REAL ESTATE INVESTMENT TRUSTS (REITS))                           23,997
             4   JAPAN REAL ESTATE INVESTMENT CORPORATION (REAL ESTATE INVESTMENT TRUSTS (REITS))                            49,644
             4   JAPAN RETAIL FUND INVESTMENT CORPORATION (REAL ESTATE INVESTMENT TRUSTS (REITS))                            28,365
         3,000   JAPAN STEEL WORKS (MACHINERY)                                                                               43,501
            46   JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                              271,986
         6,000   JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                                       300,865
         2,000   JGC CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                            34,292
         7,000   JOYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                 39,122
         1,900   JSR CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                               48,643
         2,000   JTEKT CORPORATION (TRANSPORTATION EQUIPMENT)                                                                35,745
             6   K.K. DAVINCI ADVISORS (CONSULTING SERVICES)+                                                                 5,198
         9,000   KAJIMA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         29,211
         3,000   KAMIGUMI COMPANY LIMITED (TRANSPORTATION SERVICES)                                                          21,649
         3,000   KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                            24,734
         7,900   KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                             184,014
         2,000   KANSAI PAINT COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                  14,436
         5,000   KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                              150,315
        15,000   KAWASAKI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                  43,886
         6,000   KAWASAKI KISEN KAISHA LIMITED (WATER TRANSPORTATION)                                                        58,248
            25   KDDI CORPORATION (COMMUNICATIONS)                                                                          184,977
         4,000   KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                   24,538
         6,000   KEIO CORPORATION (RAILROAD TRANSPORTATION)                                                                  36,337
         3,000   KEISEI ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                           16,004

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
JAPAN (continued)
           400   KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                         $        98,228
         1,000   KIKKOMAN CORPORATION (FOOD & KINDRED PRODUCTS)                                                              13,679
         1,000   KINDEN CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          7,818
        17,000   KINTETSU CORPORATION (RAILROAD TRANSPORTATION)                                                              52,715
         8,000   KIRIN BREWERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                    117,365
        27,000   KOBE STEEL LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                 87,044
           400   KOKUYO COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                      3,614
         9,300   KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   249,418
         1,000   KONAMI CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 32,799
         5,000   KONICA MINOLTA HOLDINGS INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                 PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                            87,655
           200   KOSE CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                    5,320
        11,000   KUBOTA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 74,025
         3,500   KURARAY COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                             42,225
         1,200   KURITA WATER INDUSTRIES LIMITED (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS)                36,194
         1,700   KYOCERA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                 150,236
         2,000   KYOWA HAKKO KOGYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             21,360
         3,900   KYUSHU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                              95,741
           700   LAWSON INCORPORATED (GENERAL MERCHANDISE STORES)                                                            24,800
         1,300   LEOPALACE 21 CORPORATION (REAL ESTATE)                                                                      34,928
           300   MABUCHI MOTOR COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                         18,009
         1,200   MAKITA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                  50,168
        17,000   MARUBENI CORPORATION (BUSINESS SERVICES)                                                                   119,119
         3,100   MARUI COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                          30,588
         1,300   MATSUI SECURITIES COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                                     10,153
           200   MATSUMOTOKIYOSHI HOLDINGS COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                               4,870
        20,000   MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)            409,817
         4,000   MATSUSHITA ELECTRIC WORKS LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                 DEALERS)                                                                                                    43,749
         5,000   MAZDA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                          24,747
         1,500   MEDICEO PALTAC HOLDINGS COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                 22,138
         3,000   MEIJI DAIRIES CORPORATION (FOOD & KINDRED PRODUCTS)                                                         15,283
         2,000   MEIJI SEIKA KAISHA LIMITED (FOOD & KINDRED PRODUCTS)                                                         8,489
           200   MEITEC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  6,016
         7,600   MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                          255,151
         4,000   MINEBEA COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                  25,626
        12,000   MITSUBISHI CHEMICAL HOLDINGS CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                      91,556
        13,900   MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                                 376,199
        20,000   MITSUBISHI ELECTRIC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                   207,143
        12,000   MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                            285,899
         4,000   MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                  38,913
        33,000   MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                               140,228
         1,000   MITSUBISHI LOGISTICS CORPORATION (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                               11,153
        12,000   MITSUBISHI MATERIALS CORPORATION (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                 50,671
        19,000   MITSUBISHI MOTORS CORPORATION (TRANSPORTATION EQUIPMENT)+                                                   31,836
         6,000   MITSUBISHI RAYON COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                    28,924
        89,160   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                      840,772
           460   MITSUBISHI UFJ SECURITIES COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                              15,213
        18,000   MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                   375,888
         6,000   MITSUI CHEMICALS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                                 38,951
         8,000   MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                30,739
         9,000   MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                               194,098
         6,000   MITSUI MINING & SMELTING COMPANY LIMITED (METAL MINING)                                                     23,882
        11,000   MITSUI O.S.K. LINES LIMITED (WATER TRANSPORTATION)                                                         139,065
        12,000   MITSUI SUMITOMO INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                             116,186
         7,000   MITSUI TRUST HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                                53,383
         4,000   MITSUKOSHI LIMITED (APPAREL & ACCESSORY STORES)                                                             18,095
           800   MITSUMI ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                         26,765
           101   MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                              481,108

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
JAPAN (continued)
         2,200   MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                 EXCEPT COMPUTER EQUIPMENT)                                                                         $       126,334
         2,100   NAMCO BANDAI HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                        32,576
        21,000   NEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)           96,458
           400   NEC ELECTRONICS CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)+                                                                                         9,479
         3,000   NGK INSULATORS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                  80,434
         2,000   NGK SPARK PLUG COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                   34,679
         1,000   NHK SPRING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                        9,128
         1,000   NICHIREI CORPORATION (FOOD & KINDRED PRODUCTS)                                                               4,118
         1,100   NIDEC CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                                           79,477
         4,000   NIKKO CORDIAL CORPORATION (FINANCIAL)                                                                       59,509
         3,000   NIKON CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                 OPTICAL)                                                                                                   102,055
         1,000   NINTENDO COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                 587,152
             5   NIPPON BUILDING FUND INCORPORATED (REAL ESTATE INVESTMENT TRUSTS (REITS))                                   69,824
         3,000   NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                              48,801
         8,000   NIPPON EXPRESS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                 40,817
         1,000   NIPPON KAYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                  6,490
         3,000   NIPPON LIGHT METAL COMPANY LIMITED (METAL MINING)                                                            5,195
         2,000   NIPPON MEAT PACKERS INCORPORATED (FOOD & KINDRED PRODUCTS)                                                  20,184
         9,000   NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                                  57,083
        13,000   NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                              105,097
             9   NIPPON PAPER GROUP INCORPORATED (PAPER & ALLIED PRODUCTS)                                                   27,111
         5,000   NIPPON SHEET GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                 DEALERS)                                                                                                    25,240
         1,000   NIPPON SHOKUBAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                9,582
        59,000   NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                                        361,135
            53   NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                                  263,459
        11,000   NIPPON YUSEN KABUSHIKI KAISHA (WATER TRANSPORTATION)                                                        86,658
         4,000   NIPPONKOA INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                                    36,316
         7,000   NISHI-NIPPON CITY BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                    17,338
         1,000   NISHIMATSU CONSTRUCTION COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                 BUILDERS)                                                                                                    2,777
         1,000   NISSAN CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            13,044
        23,400   NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                              255,399
         2,000   NISSHIN SEIFUN GROUP INCORPORATED (FOOD & KINDRED PRODUCTS)                                                 20,109
         8,000   NISSHIN STEEL COMPANY LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                 EQUIPMENT)                                                                                                  27,641
         1,000   NISSHINBO INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                                   12,193
           900   NISSIN FOOD PRODUCTS COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                              29,032
           400   NITORI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                     19,170
         1,700   NITTO DENKO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                       89,347
         1,200   NOK CORPORATION (TRANSPORTATION EQUIPMENT)                                                                  25,249
        18,200   NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                 304,938
           600   NOMURA REAL ESTATE HOLDINGS INCORPORATED (REAL ESTATE)                                                      14,376
             2   NOMURA REAL ESTATE OFFICE FUND (REAL ESTATE INVESTMENT TRUSTS (REITS))                                      18,821
         1,200   NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                  39,258
         4,000   NSK LIMITED (PRIMARY METAL INDUSTRIES)                                                                      41,002
         4,000   NTN CORPORATION (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                    34,676
            13   NTT DATA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                  57,579
           166   NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                   273,287
            13   NTT URBAN DEVELOPMENT CORPORATION (REAL ESTATE)                                                             20,812
         6,000   OBAYASHI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                       29,966
            80   OBIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               14,725
         6,000   ODAKYU ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                           38,171
         9,000   OJI PAPER COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                                                         44,217
         3,000   OKI ELECTRIC INDUSTRY COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                 EXCEPT COMPUTER EQUIPMENT)                                                                                   4,672
         1,000   OKUMA CORPORATION (MACHINERY)                                                                               10,583
         1,000   OKUMURA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         4,854

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
JAPAN (continued)
         2,000   OLYMPUS CORPORATION (GENERAL MERCHANDISE STORES)                                                   $        81,510
         2,200   OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                  51,796
           500   ONO PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            23,340
         1,000   ONWARD KASHIYAMA COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
                 MATERIALS)                                                                                                  10,230
           300   ORACLE CORPORATION JAPAN (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                           13,172
           500   ORIENTAL LAND COMPANY LIMITED (AMUSEMENT & RECREATION SERVICES)                                             30,090
           940   ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                                    158,096
        21,000   OSAKA GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                               82,623
           400   OSG CORPORATION (MACHINE & MACHINE TOOLS)                                                                    4,345
           100   OTSUKA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  8,542
         1,700   PIONEER CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                        15,281
           800   PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                19,698
           500   QP CORPORATION (FOOD & KINDRED PRODUCTS)                                                                     5,201
            69   RAKUTEN INCORPORATED (COMMUNICATIONS)                                                                       33,740
            59   RESONA HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                                     104,586
         7,000   RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                 127,794
           200   RINNAI CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                       6,508
         1,000   ROHM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                  86,757
             2   ROUND ONE CORPORATION (AMUSEMENT & RECREATION SERVICES)                                                      3,964
           100   RYOHIN KEIKAKU COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                        6,003
         1,000   SANKEN ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                          5,317
           600   SANKYO COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                  27,722
           800   SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                         19,728
         1,000   SANWA SHUTTER CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                4,909
        16,000   SANYO ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                    21,933
             3   SAPPORO HOKUYO HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                              26,651
         3,000   SAPPORO HOLDINGS LIMITED (EATING & DRINKING PLACES)                                                         24,157
            15   SBI E*TRADE SECURITIES COMPANY LIMITED (FINANCE & FINANCIAL SERVICES)                                       13,738
            96   SBI HOLDINGS INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                                              25,813
         2,200   SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                 120,106
         2,100   SEGA SAMMY HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                          26,007
         1,400   SEIKO EPSON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                  29,818
         1,000   SEINO HOLDINGS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                  6,729
         5,000   SEKISUI CHEMICAL COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)           33,398
         5,000   SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                      53,442
         8,520   SEVEN & I HOLDINGS COMPANY LIMITED (FOOD STORES)                                                           247,527
        10,000   SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                 178,382
         1,000   SHIKOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                             26,762
           200   SHIMACHU COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                              5,635
           200   SHIMAMURA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                      16,911
           700   SHIMANO INCORPORATED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                       25,169
         6,000   SHIMIZU CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                        26,044
         4,200   SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                           261,203
           800   SHINKO ELECTRIC INDUSTRIES (ELECT COMPONENTS-SEMICONDUCTORS)                                                16,145
         5,000   SHINKO SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)             20,451
        15,000   SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                              54,457
         3,000   SHIONOGI & COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                    53,187
         3,000   SHISEIDO COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                       70,793
         6,000   SHIZUOKA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                             65,811
        12,000   SHOWA DENKO KK (CHEMICALS & ALLIED PRODUCTS)                                                                42,619
         2,100   SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                                23,182
           600   SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    71,378
         7,600   SOFTBANK CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                                  155,874
        11,200   SOJITZ HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                             39,945
         9,000   SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)                                                     80,710
        10,300   SONY CORPORATION (ELECTRONIC)                                                                              561,174
             9   SONY FINANCIAL HOLDINGS INCORPORATED (MEMBERSHIP ORGANIZATIONS)                                             34,400

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
JAPAN (continued)
           500   SQUARE ENIX COMPANY LIMITED (BUSINESS SERVICES)                                                    $        15,222
         1,600   STANLEY ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                   39,739
         1,200   SUMCO CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                  34,131
        16,000   SUMITOMO CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            141,690
        10,900   SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                         152,506
         7,700   SUMITOMO ELECTRIC INDUSTRIES LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                 PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                           121,441
         6,000   SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                  54,706
        42,000   SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                 EQUIPMENT)                                                                                                 192,064
         6,000   SUMITOMO METAL MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)           101,439
            67   SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                     495,819
         2,000   SUMITOMO OSAKA CEMENT COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                               3,781
         4,000   SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                 97,824
         2,000   SUMITOMO RUBBER INDUSTRIES LIMITED (TRANSPORTATION EQUIPMENT)                                               17,519
           200   SUMITOMO TITANIUM (NON-FERROUS METALS)                                                                      14,637
        13,000   SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                          85,680
         2,000   SURUGA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                               21,757
           700   SUZUKEN COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                 OPTICAL)                                                                                                    24,916
         1,800   SUZUKI MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                         53,964
         2,050   T&D HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                             104,307
        10,000   TAIHEIYO CEMENT CORPORATION (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                        23,622
        10,000   TAISEI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         26,896
         1,000   TAISHO PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                 PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                            19,244
         3,000   TAIYO NIPPON SANSO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                28,188
         1,000   TAIYO YUDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                         15,976
         1,000   TAKARA HOLDINGS INCORPORATED (EATING & DRINKING PLACES)                                                      5,997
         3,000   TAKASHIMAYA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                    36,153
         8,700   TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                        508,261
         1,170   TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                                   28,102
         2,000   TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                18,578
         1,300   TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    95,749
         9,000   TEIJIN LIMITED (TEXTILE MILL PRODUCTS)                                                                      38,357
         1,700   TERUMO CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                 OPTICAL)                                                                                                    88,626
         1,400   THE CHUGOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                         27,216
         4,000   THE HACHIJUNI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                        26,876
         5,000   THE HIROSHIMA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                        26,987
         1,400   THK COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                28,296
           200   TIS INCORPORATED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                  3,439
         8,000   TOBU RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                                      37,247
         1,000   TODA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                            4,794
         1,200   TOHO COMPANY LIMITED TOKYO (MOTION PICTURES)                                                                26,806
           300   TOHO TITANIUM COMPANY LIMITED (METAL MINING)                                                                 8,897
         4,400   TOHOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                              98,984
           600   TOKAI RIKA COMPANY LIMITED (AUTO PARTS - ORIGINAL EQUIPMENT)                                                18,499
         2,000   TOKUYAMA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                          19,955
           500   TOKYO BROADCASTING SYSTEM INCORPORATED (COMMUNICATIONS)                                                     10,712
        12,500   TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                              323,578
         1,800   TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                 109,389
        23,000   TOKYO GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                              107,441
           200   TOKYO SEIMITSU COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                          4,851
         1,200   TOKYO STEEL MANUFACTURING COMPANY LIMITED (FURNITURE & FIXTURES)                                            13,269
         3,000   TOKYO TATEMONO COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                                        28,139
        11,000   TOKYU CORPORATION (TRANSPORTATION SERVICES)                                                                 71,816
         4,000   TOKYU LAND CORPORATION (REAL ESTATE)                                                                        34,225
         3,000   TONENGENERAL SEKIYU KK (OIL & GAS EXTRACTION)                                                               29,499
         6,000   TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                  58,841
        14,000   TORAY INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                                      108,965

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

    INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
JAPAN (continued)
        32,000   TOSHIBA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                       $       236,159
         5,000   TOSOH CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                             21,313
         2,700   TOSTEM INAX HOLDING CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                    43,078
         3,000   TOTO LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                               23,764
         1,700   TOYO SEIKAN KAISHA LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                         30,143
         1,000   TOYO SUISAN KAISHA LIMITED (FOOD & KINDRED PRODUCTS)                                                        17,987
           700   TOYODA GOSEI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                     24,671
           700   TOYOTA BOSHOKU CORPORATION (TRANSPORTATION EQUIPMENT)                                                       22,519
         1,800   TOYOTA INDUSTRIES CORPORATION (TRANSPORTATION EQUIPMENT)                                                    72,979
        27,800   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                1,480,592
         2,200   TOYOTA TSUSHO CORPORATION (BUSINESS SERVICES)                                                               59,319
         1,000   TREND MICRO INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                           35,569
        10,000   UBE INDUSTRIES LIMITED JAPAN (CHEMICALS & ALLIED PRODUCTS)                                                  33,848
           400   UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                          25,243
         2,000   UNY COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                                  16,894
         1,800   URBAN CORPORATION (REAL ESTATE)                                                                             23,756
         1,200   USHIO INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
                 OPTICAL)                                                                                                    26,193
           260   USS COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                        16,147
            17   WEST JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                        84,333
           157   YAHOO JAPAN CORPORATION (BUSINESS SERVICES)                                                                 70,014
         1,100   YAKULT HONSHA COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                     25,279
           890   YAMADA DENKI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                              100,397
         1,900   YAMAHA CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                         43,351
         2,000   YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                     47,865
           500   YAMATO KOGYO COMPANY LIMITED (PRIMARY METAL INDUSTRIES)                                                     20,244
         4,000   YAMATO TRANSPORT COMPANY LIMITED (TRANSPORTATION SERVICES)                                                  57,497
         1,000   YAMAZAKI BAKING COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                    9,760
         2,000   YASKAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                         26,980
         2,200   YOKOGAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                         24,156
         2,000   ZEON CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                              11,930
                                                                                                                         28,080,181
                                                                                                                    ---------------
LUXEMBOURG: 0.08%
         2,091   ACERGY CA (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                                 46,004
           341   MILLICOM INTERNATIONAL CELLULAR SA (COMMUNICATIONS)+                                                        38,788
         1,272   SES FDR (COMMUNICATIONS)                                                                                    33,423

                                                                                                                            118,215
                                                                                                                    ---------------

NETHERLANDS: 3.34%
        13,410   AEGON NV (INSURANCE CARRIERS)                                                                              236,533
         2,496   AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                                200,933
         3,761   ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                         118,760
           335   CORIO NV (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                            27,101
           758   CORPORATE EXPRESS (WHOLESALE TRADE-DURABLE GOODS)                                                            5,899
         2,989   EUROPEAN AERONAUTIC DEFENCE & SPACE COMPANY (TRANSPORTATION BY AIR)                                         95,395
           493   FUGRO NV (OIL FIELD SERVICES)                                                                               38,076
         3,072   HAGEMEYER NV (WHOLESALE TRADE NON-DURABLE GOODS)                                                            21,013
           455   HEINEKEN HOLDING NV (FOOD & KINDRED PRODUCTS)                                                               25,823
         2,249   HEINEKEN NV (EATING & DRINKING PLACES)                                                                     145,247
        16,984   ING GROEP NV (FINANCIAL SERVICES)                                                                          661,789
        17,705   KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                                322,561
        10,311   KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                 EXCEPT COMPUTER EQUIPMENT)                                                                                 441,829
        11,590   KONINKLIJKE AHOLD NV (FOOD STORES)                                                                         160,511
       1,344   KONINKLIJKE DSM NV (CHEMICALS & ALLIED PRODUCTS)                                                              63,498
         409   OCE NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                                7,381
         936   QIAGEN NV (HEALTH SERVICES)+                                                                                  20,354
         569   RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                               22,237

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                              VALUE
NETHERLANDS (continued)
       6,621   REED ELSEVIER NV (COMMUNICATIONS)                                                                      $     131,396
      28,348   ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)                                    1,195,054
       1,198   SBM OFFSHORE NV (PETROLEUM REFINING & RELATED INDUSTRIES)                                                     37,771
       3,687   TNT NV (TRANSPORTATION SERVICES)                                                                             152,973
         532   TOMTOM NV (BUSINESS SERVICES)+                                                                                40,180
      15,490   UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                        569,115
       1,477   VEDIOR NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                          37,594
         108   WERELDHAVE NV (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                         11,778
       2,693   WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                  88,588

                                                                                                                          4,879,389
                                                                                                                      -------------
NEW ZEALAND: 0.11%
       7,762   AUCKLAND INTERNATIONAL AIRPORT LIMITED (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                               17,308
       3,086   CONTACT ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                    19,535
       1,408   FISHER & PAYKEL APPLIANCES HOLDINGS LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                   3,709
       2,652   FISHER & PAYKEL HEALTHCARE CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
               PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                               7,105
       4,229   FLETCHER BUILDING LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                 37,316
       4,956   SKY CITY ENTERTAINMENT GROUP LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                     17,510
       1,013   SKY NETWORK TELEVISION LIMITED (COMMUNICATIONS)                                                                4,666
      16,486   TELECOM CORPORATION OF NEW ZEALAND LIMITED (COMMUNICATIONS)                                                   55,072
       1,302   VECTOR LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)               2,201

                                                                                                                            164,422
                                                                                                                      -------------
NORWAY: 1.02%
       1,655   AKER KVAERNER ASA (ENGINEERING CONSTRUCTION)                                                                  43,680
       7,614   DNB NOR ASA (DEPOSITORY INSTITUTIONS)                                                                        115,824
       4,000   DNO ASA (OIL & GAS EXTRACTION)                                                                                 7,344
         254   FRONTLINE LIMITED (WATER TRANSPORTATION)                                                                      12,121
       7,257   NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                       103,332
         887   OCEAN RIG ASA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                        6,435
       8,678   ORKLA ASA (MISCELLANEOUS RETAIL)                                                                             166,156
      29,200   PAN FISH ASA (FISHING, HUNTING & TRAPPING)+                                                                   18,620
       1,750   PETROLEUM GEO-SERVICES ASA (OIL & GAS EXTRACTION)+                                                            50,395
       1,950   PROSAFE ASA (OIL & GAS EXTRACTION)                                                                            33,736
       1,774   RENEWABLE ENERGY CORPORATION AS (ELECTRIC, GAS & SANITARY SERVICES)+                                          88,981
         219   SCHIBSTED ASA (COMMUNICATIONS)                                                                                 9,453
       2,388   SEADRILL LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)+                                                   57,633
      13,203   STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                        407,313
         200   STOLT-NIELSEN SA (WATER TRANSPORTATION)                                                                        6,067
       4,662   STOREBRAND ASA (INSURANCE CARRIERS)                                                                           48,364
         616   TANDBERG ASA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                12,719
       8,693   TELENOR ASA (COMMUNICATIONS)                                                                                 206,276
         600   TGS NOPEC GEOPHYSICAL COMPANY ASA (OIL FIELD SERVICES)+                                                        8,179
         783   TOMRA SYSTEMS ASA (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS)                                 5,512
       1,800   YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)                                                                82,777

                                                                                                                          1,490,917
                                                                                                                      -------------
PORTUGAL: 0.33%
       2,592   BANCO BPI SA (DEPOSITORY INSTITUTIONS)                                                                        20,200
      16,577   BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)                                                        70,657
       1,928   BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS)                                                             42,199
       2,550   BRISA-AUTO ESTRADAS DE PORTUGAL SA (CONSTRUCTION)                                                             37,407
       2,292   CIMPOR CIMENTOS DE PORTUGAL SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                       20,026
      18,463   ENERGIAS DE PORTUGAL SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
               EQUIPMENT)                                                                                                   120,995
         983   JERONIMO MARTINS (WHOLESALE TRADE NON-DURABLE GOODS)                                                           7,810
       8,983   PORTUGAL TELECOM SGPS SA (COMMUNICATIONS)                                                                    117,822
       2,255   PT MULTIMEDIA SERVICOS DE TELECOMUNICACOES E MULTIMEDIA SGPS SA (COMMUNICATIONS)                              31,421

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                               VALUE
PORTUGAL(continued)
       6,350   SONAE SGPS SA (GENERAL MERCHANDISE STORES)                                                             $      18,302

                                                                                                                            486,839
                                                                                                                      -------------
SINGAPORE: 0.94%
       7,500   ALLGREEN PROPERTIES LIMITED (REAL ESTATE)                                                                      7,642
      11,000   ASCENDAS REIT (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                         18,622
      11,000   CAPITACOMMERICAL TRUST (REAL ESTATE)                                                                          18,440
      14,000   CAPITALAND LIMITED (REAL ESTATE)                                                                              60,234
      11,300   CAPITAMALL TRUST (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                      26,793
       4,000   CITY DEVELOPMENTS LIMITED (REAL ESTATE)                                                                       38,955
      20,000   COMFORTDELGRO CORPORATION LIMITED (TRANSPORTATION SERVICES)                                                   25,134
       8,000   COSCO CORPORATION SINGAPORE LIMITED (WATER TRANSPORTATION)                                                    31,583
      10,000   DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                         141,930
       8,000   FRASER & NEAVE LIMITED (MULTI-INDUSTRY COMPANIES)                                                             32,410
       1,000   HAW PAR CORPORATION LIMITED (BUSINESS SERVICES)                                                                4,881
       1,094   JARDINE CYCLE & CARRIAGE LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                          16,335
         400   K-REIT ASIA (REAL ESTATE INVESTMENT TRUSTS (REITS))                                                              588
      10,000   KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)                                                                89,107
       4,000   KEPPEL LAND LIMITED (REAL ESTATE)                                                                             20,014
       5,000   NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)                                                           13,441
       7,000   OLAM INTERNATIONAL LIMITED (AGRICULTURAL SERVICES)                                                            13,770
      23,200   OVERSEA-CHINESE BANKING CORPORATION LIMITED (DEPOSITORY INSTITUTIONS)                                        132,228
       6,550   PARKWAY HOLDINGS LIMITED (HEALTH SERVICES)                                                                    17,800
       8,980   SEMBCORP INDUSTRIES LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                  35,692
       7,000   SEMBCORP MARINE LIMITED (TRANSPORTATION EQUIPMENT)                                                            19,364
       4,600   SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                          55,261
       7,000   SINGAPORE EXCHANGE LIMITED (BUSINESS SERVICES)                                                                64,124
       1,000   SINGAPORE LAND LIMITED (REAL ESTATE)                                                                           5,482
       8,000   SINGAPORE POST LIMITED (TRANSPORTATION SERVICES)                                                               6,175
      13,000   SINGAPORE PRESS HOLDINGS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                   40,362
      13,000   SINGAPORE TECHNOLOGIES ENGINEERING LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
               BUILDERS)                                                                                                     33,529
      73,000   SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                                        200,843
       4,000   SMRT CORPORATION LIMITED (TRANSPORTATION SERVICES)                                                             4,641
      11,000   UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                       150,649
       6,000   UOL GROUP LIMITED (REAL ESTATE)                                                                               18,615
       2,000   VENTURE CORPORATION LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
               EQUIPMENT)                                                                                                    17,541
       3,000   WING TAI HOLDINGS LIMITED (REAL ESTATE)                                                                        5,548

                                                                                                                          1,367,733
                                                                                                                      -------------
SPAIN: 3.87%
       2,542   ABERTIS INFRAESTRUCTURAS SA (SOCIAL SERVICES)                                                                 81,141
         263   ACCIONA SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                    82,864
       1,666   ACERINOX SA (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                          40,808
       1,944   ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
               CONTRACTS)                                                                                                   115,129
       2,655   ALTADIS SA (TOBACCO PRODUCTS)                                                                                192,645
         892   ANTENA 3 DE TELEVISION SA (COMMUNICATIONS)                                                                    13,620
      34,409   BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                                 837,659
       5,100   BANCO DE SABADELL SA (DEPOSITORY INSTITUTIONS)                                                                55,161
       7,811   BANCO POPULAR ESPANOL SA (DEPOSITORY INSTITUTIONS)                                                           133,129
      57,418   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                               1,240,114
       1,447   BANKINTER SA (DEPOSITORY INSTITUTIONS)                                                                        26,426
       2,348   CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTE SA (TRANSPORTATION SERVICES)                             35,262
         489   FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
               CONTRACTS)                                                                                                    36,536

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

    INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                               VALUE
SPAIN (continued)
       1,564   GAMESA CORPORATION TECNOLOGICA SA (ELECTRIC, GAS & SANITARY SERVICES)                                  $      72,367
       1,028   GAS NATURAL SDG SA (ELECTRIC, GAS & SANITARY SERVICES)                                                        60,008
       1,012   GESTEVISION TELECINCO SA (AMUSEMENT & RECREATION SERVICES)                                                    25,725
         657   GRUPO FERROVIAL SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                            45,936
      35,486   IBERDROLA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                             537,595
       4,886   IBERIA LINEAS AEREAS DE ESPANA SA (TRANSPORTATION BY AIR)                                                     21,212
       1,212   INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    32,869
       2,003   INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                                   121,202
       6,318   MAPFRE SA (INSURANCE CARRIERS)                                                                                27,720
         808   PROMOTORA DE INFORMACIONES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                      15,015
         993   RED ELECTRICA DE ESPANA (ELECTRIC, GAS & SANITARY SERVICES)                                                   62,689
       7,285   REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                         259,879
         914   SACYR VALLEHERMOSO SA (REAL ESTATE)                                                                           35,195
         670   SOCIEDAD GENERAL DE AGUAS DE BARCELONA SA CLASS A (ELECTRIC, GAS & SANITARY SERVICES)                         26,939
         457   SOGECABLE SA (COMMUNICATIONS)+                                                                                18,254
      39,441   TELEFONICA SA (COMMUNICATIONS)                                                                             1,278,533
         979   UNION FENOSA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                           66,086
       1,222   ZARDOYA-OTIS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                      34,313
         843   ZELTIA SA (HEALTH SERVICES)                                                                                    7,422

                                                                                                                          5,639,453
                                                                                                                      -------------
SWAZILAND: 0.02%
           9   LINDT & SPRUENGLI AG (FOOD & KINDRED PRODUCTS)                                                                31,010
                                                                                                                      -------------
SWEDEN: 2.25%
         992   ALFA LAVAL AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)               55,700
       3,287   ASSA ABLOY AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                65,917
       6,995   ATLAS COPCO AB CLASS A (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              103,969
       4,065   ATLAS COPCO AB CLASS B (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               55,402
         158   AXFOOD AB (FOOD & KINDRED PRODUCTS)                                                                            6,340
         263   BILLERUD AKTIEBOLAG (PAPER & ALLIED PRODUCTS)                                                                  2,700
       3,000   BOLIDEN AB (METAL MINING)                                                                                     37,314
         796   CASTELLUM AB (REAL ESTATE)                                                                                     8,236
         325   D CARNEGIE & COMPANY AB (HOLDING & OTHER INVESTMENT OFFICES)                                                   6,297
       2,724   ELECTROLUX AB CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
               EQUIPMENT)                                                                                                    45,181
         447   ELEKTA AB CLASS B (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &                     7,434
               OPTICAL)
         881   ENIRO AB (COMMUNICATIONS)                                                                                      7,828
         670   FABEGE AB (REAL ESTATE)                                                                                        6,814
       1,833   GETINGE AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                  49,005
       4,880   HENNES & MAURITZ AB CLASS B (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
               MATERIALS)                                                                                                   294,779
         117   HOGANAS AB (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                            2,476
         531   HOLMEN AB CLASS B (PAPER & ALLIED PRODUCTS)                                                                   19,650
       2,794   HUSQVARNA AB B SHARES (MACHINERY)                                                                             33,095
       2,400   INVESTOR AB (HOLDING & OTHER INVESTMENT OFFICES)                                                              54,325
         711   KUNGSLEDEN (REAL ESTATE)                                                                                       7,878
       2,418   LUNDIN PETROLEUM AB (OIL & GAS EXTRACTION)+                                                                   25,123
         532   METRO INTERNATIONAL SA A SHARES (PRINTING, PUBLISHING & ALLIED INDUSTRIES)+                                      398
         546   MODERN TIMES GROUP MTG B SHARES (MEDIA)                                                                       37,891
         800   NOBIA AB (FURNITURE & FIXTURES)                                                                                7,062
      21,359   NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                          357,953
         424   OMX AB (BUSINESS SERVICES)                                                                                    17,212
         214   ORIFLAME COSMETICS SA (APPAREL & ACCESSORY STORES)                                                            13,622
       9,838   SANDVIK AB (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                               168,715
         903   SAS AB (TRANSPORTATION BY AIR)+                                                                               11,532
       3,692   SCANIA AB CLASS B (TRANSPORTATION EQUIPMENT)                                                                  87,626
       3,307   SECURITAS AB (BUSINESS SERVICES)                                                                              45,992
       1,606   SECURITAS DIRECT AB B SHARES (BUSINESS SERVICES)+                                                              6,472
       1,631   SECURITAS SYSTEMS AB CLASS B (BUSINESS SERVICES)                                                               5,762
       4,812   SKANDINAVISKA ENSKILDA BANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                           122,841

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

    INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                               VALUE
SWEDEN(continued)
       3,840   SKANSKA AB CLASS B (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                     $      71,865
       4,240   SKF AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                       71,467
       1,792   SSAB SVENSKT STAL AB A SHARES (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
               EQUIPMENT)                                                                                                    48,361
         875   SSAB SVENSKT STAL AB B SHARES (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
               EQUIPMENT)                                                                                                    21,328
       5,777   SVENSKA CELLULOSA AB CLASS B (PAPER & ALLIED PRODUCTS)                                                       102,027
       5,114   SVENSKA HANDELSBANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                                   163,476
       1,900   SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                         53,469
       2,625   SWEDISH MATCH AB (TOBACCO PRODUCTS)                                                                           62,496
       3,126   TELE2 AB (COMMUNICATIONS)                                                                                     62,210
     151,937   TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                     355,620
      22,911   TELIASONERA AB (COMMUNICATIONS)                                                                              214,048
         392   TRELLEBORG AB (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                         8,181
       4,875   VOLVO AB CLASS A (TRANSPORTATION EQUIPMENT)                                                                   81,098
      11,295   VOLVO AB CLASS B (TRANSPORTATION EQUIPMENT)                                                                  188,990
         150   WIHLBORGS FASTIGHETER AB (REAL ESTATE)                                                                         2,666

                                                                                                                          3,285,854
                                                                                                                      -------------
SWITZERLAND: 6.58%
      22,149   ABB LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                             638,595
         999   ACTELION LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                                45,928
       1,359   ADECCO SA (BUSINESS SERVICES)                                                                                 73,053
         747   CIBA SPECIALTY CHEMICALS AG (CHEMICALS & ALLIED PRODUCTS)                                                     34,541
       5,375   COMPAGNIE FINANCIERE RICHEMONT AG (GENERAL MERCHANDISE STORES)                                               367,225
      10,726   CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                     645,657
         458   EFG INTERNATIONAL (MEMBERSHIP ORGANIZATIONS)                                                                  18,455
         417   GEBERIT AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                                56,802
          69   GIVAUDAN (CHEMICALS & ALLIED PRODUCTS)                                                                        66,592
       2,116   HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                              225,567
       1,105   JULIUS BAER HOLDING AG (DEPOSITORY INSTITUTIONS)                                                              90,671
         186   KUDELSKI SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                  3,664
         562   KUEHNE & NAGEL INTERNATIONAL AG (TRANSPORTATION SERVICES)                                                     53,964
          15   KUONI REISEN HOLDING (AMUSEMENT & RECREATION SERVICES)                                                         7,805
       1,742   LOGITECH INTERNATIONAL SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                           63,619
         465   LONZA GROUP AG (CHEMICALS & ALLIED PRODUCTS)                                                                  56,238
       4,031   NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                        1,850,996
         250   NOBEL BIOCARE HOLDING AG (MEDICAL PRODUCTS)                                                                   66,580
      23,791   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                  1,301,066
          67   OC OERLIKON CORPORATION AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
               EQUIPMENT)+                                                                                                   27,947
         141   PARGESA HOLDING SA (HOLDING & OTHER INVESTMENT OFFICES)                                                       15,750
         498   PHONAK HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
               OPTICAL)                                                                                                      55,912
         232   PSP SWISS PROPERTY AG (REAL ESTATE)                                                                           11,687
          23   RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                               10,151
       7,206   ROCHE HOLDING AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                            1,245,671
         522   SCHINDLER HOLDING AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                      33,497
          50   SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA (BUSINESS SERVICES)                                           59,609
       6,268   STMICROELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
               EQUIPMENT)                                                                                                    89,658
          85   STRAUMANN HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
               OPTICAL)                                                                                                      23,334
          31   SULZER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                            45,587
         534   SWATCH GROUP AG (APPAREL & ACCESSORY STORES)                                                                  31,471
         330   SWATCH GROUP AG CLASS B (APPAREL & ACCESSORY STORES)                                                          99,207
         346   SWISS LIFE HOLDING (INSURANCE CARRIERS)                                                                       86,341
       3,604   SWISS REINSURANCE (INSURANCE CARRIERS)                                                                       254,963
         223   SWISSCOM AG (COMMUNICATIONS)                                                                                  87,049
       1,067   SYNGENTA AG (CHEMICALS & ALLIED PRODUCTS)                                                                    270,762
         570   SYNTHES INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
               OPTICAL)                                                                                                      70,870
      21,253   UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                         979,927
       1,498     ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                  $       439,643

                                                                                                                          9,606,054
                                                                                                                    ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
UNITED KINGDOM: 18.28%
         3,560   3I GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                           70,486
         1,337   AGGREKO PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                      14,036
         2,017   ALLIANCE & LEICESTER PLC (DEPOSITORY INSTITUTIONS)                                                          25,232
         2,879   AMEC PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                   48,133
        11,986   ANGLO AMERICAN PLC (METAL MINING)                                                                          727,588
         2,054   ANTOFAGASTA PLC (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                  29,120
        10,901   ARM HOLDINGS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                  26,885
         1,034   ARRIVA PLC (TRANSPORTATION BY AIR)                                                                          16,099
         1,476   ASSOCIATED BRITISH FOODS PLC (FOOD & KINDRED PRODUCTS)                                                      26,329
        13,386   ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                              576,172
        23,834   AVIVA PLC (INSURANCE CARRIERS)                                                                             317,647
        32,203   BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                    319,580
         3,672   BALFOUR BEATTY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         36,322
        61,722   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                     623,350
         2,840   BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                   25,543
         2,148   BBA AVIATION PLC (TRANSPORTATION EQUIPMENT)                                                                  8,797
           674   BERKELEY GROUP HOLDINGS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                18,123
        30,437   BG GROUP PLC (OIL & GAS EXTRACTION)                                                                        698,333
        20,818   BHP BILLITON PLC (COAL MINING)                                                                             634,811
         1,822   BIFFA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                               11,853
           629   BOVIS HOMES GROUP PLC (BUILDING)                                                                             7,658
       172,751   BP PLC (OIL & GAS EXTRACTION)                                                                            2,111,060
         4,818   BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)+                                                                29,451
        13,762   BRITISH AMERICAN TOBACCO PLC (TOBACCO PRODUCTS)                                                            537,999
         9,454   BRITISH ENERGY GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                               103,525
         4,723   BRITISH LAND COMPANY PLC (REAL ESTATE)                                                                      88,569
        10,460   BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                              128,666
         1,409   BRIXTON PLC (REAL ESTATE)                                                                                    8,186
        73,044   BT GROUP PLC (COMMUNICATIONS)                                                                              394,588
         2,802   BUNZL PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                          39,623
         3,712   BURBERRY GROUP PLC (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                41,955
        19,310   CADBURY SCHWEPPES PLC (FOOD & KINDRED PRODUCTS)                                                            236,101
         5,498   CAPITA GROUP PLC (PERSONAL SERVICES)                                                                        76,218
         1,547   CARNIVAL PLC (WATER TRANSPORTATION)                                                                         68,027
         3,304   CARPHONE WAREHOUSE PLC (ELECTRONICS)                                                                        22,480
         1,890   CATTLES PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                            10,997
        33,762   CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                           240,491
           868   CHARTER PLC (DIVERSIFIED MANUFACTURING)+                                                                    13,673
           691   CLOSE BROTHERS GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                               13,113
         9,684   COBHAM PLC (TRANSPORTATION BY AIR)                                                                          40,301
        17,866   COMPASS GROUP PLC (FOOD & KINDRED PRODUCTS)                                                                109,018
         1,105   COOKSON GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                  15,326
           686   CSR PLC (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                                   8,156
         2,419   DAILY MAIL & GENERAL TRUST CLASS A NV (COMMUNICATIONS)                                                      23,908
           887   DAVIS SERVICE GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                             9,014
           779   DE LA RUE (BUSINESS SERVICES)                                                                               15,145
        23,710   DIAGEO PLC (FOOD & KINDRED PRODUCTS)                                                                       508,941
        15,384   DSG INTERNATIONAL PLC (GENERAL MERCHANDISE STORES)                                                          30,415
         2,267   ELECTROCOMPONENTS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                   9,334
         1,821   EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                         33,242
         4,416   ENTERPRISE INNS PLC (EATING & DRINKING PLACES)                                                              42,815
         3,994   FIRSTGROUP PLC (TRANSPORTATION SERVICES)                                                                    64,471
         3,064   FKI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                             3,605
        15,778   FRIENDS PROVIDENT PLC (INSURANCE CARRIERS)                                                                  51,453
         3,135   GALIFORM PLC (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)+                                               5,553
         5,942   GKN PLC (TRANSPORTATION EQUIPMENT)                                                                          33,211
        51,105   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                        1,297,892

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
UNITED KINGDOM (continued)
           943   GREAT PORTLAND ESTATES PLC (REAL ESTATE)                                                           $         8,786
        10,582   GROUP 4 SECURICOR PLC (SOCIAL SERVICES)                                                                     51,727
         2,510   HAMMERSON PLC (REAL ESTATE)                                                                                 51,154
        11,959   HAYS PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                         27,662
        33,715   HBOS PLC (DEPOSITORY INSTITUTIONS)                                                                         490,251
         8,055   HOME RETAIL GROUP (GENERAL MERCHANDISE STORES)                                                              52,350
       106,660   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                              1,796,637
         4,746   ICAP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                               68,393
         2,692   IMI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                            21,118
        12,732   IMPERIAL CHEMICAL INDUSTRIES PLC (CHEMICALS & ALLIED PRODUCTS)                                             169,047
         6,220   IMPERIAL TOBACCO GROUP PLC (TOBACCO PRODUCTS)                                                              336,421
         4,552   INCHCAPE PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                            34,226
         2,751   INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                      47,936
        13,772   INTERNATIONAL POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                124,145
           819   INTERTEK GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                               16,168
         6,669   INVENSYS PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                      29,933
         4,035   INVESTEC PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                           35,886
        33,817   ITV PLC (COMMUNICATIONS)                                                                                    57,308
        14,392   J SAINSBURY PLC (FOOD & KINDRED PRODUCTS)                                                                  121,264
         1,975   JOHNSON MATTHEY PLC (CHEMICALS & ALLIED PRODUCTS)                                                           73,721
         1,096   KAZAKHMYS PLC (METAL MINING)                                                                                29,653
         2,386   KELDA GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                         51,451
         5,585   KESA ELECTRICALS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                  25,794
        21,505   KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                          61,667
         5,298   LADBROKERS PLC (AMUSEMENT & RECREATION SERVICES)                                                            33,818
         4,276   LAND SECURITIES GROUP PLC (REAL ESTATE)                                                                    128,141
        59,445   LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                             154,401
         2,183   LIBERTY INTERNATIONAL PLC (REAL ESTATE)                                                                     46,641
           292   LIGHTHOUSE CALEDONIA ASA (FISHING, HUNTING & TRAPPING)+                                                        277
        50,945   LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                             479,734
        13,620   LOGICACMG PLC (BUSINESS SERVICES)                                                                           31,836
         1,329   LONDON STOCK EXCHANGE GROUP PLC (FINANCIAL)                                                                 52,240
           666   LONMIN PLC (METAL MINING)                                                                                   40,787
        14,932   MAN GROUP PLC (BUSINESS SERVICES)                                                                          169,503
        15,620   MARKS & SPENCER GROUP PLC (GENERAL MERCHANDISE STORES)                                                     172,905
         5,557   MEGGITT PLC (TRANSPORTATION BY AIR)                                                                         36,776
         2,622   MISYS PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                           9,540
         3,037   MONDI PLC (PAPER & ALLIED PRODUCTS)                                                                         25,410
         1,331   NATIONAL EXPRESS GROUP PLC (TRANSPORTATION SERVICES)                                                        32,738
        23,551   NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                 390,587
         1,936   NEXT PLC (APPAREL & ACCESSORY STORES)                                                                       62,361
        48,020   OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                        159,990
         7,413   PEARSON PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                     107,354
         2,448   PERSIMMON PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                              38,999
         1,899   PREMIER FARNELL PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                   5,522
        22,586   PRUDENTIAL PLC (INSURANCE CARRIERS)                                                                        318,034
         2,249   PUNCH TAVERNS PLC (EATING & DRINKING PLACES)                                                                34,227
         2,034   RANK GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                      3,686
         5,567   RECKITT BENCKISER GROUP (CHEMICALS & ALLIED PRODUCTS)                                                      323,499
        11,676   REED ELSEVIER PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                               156,816
        15,414   RENTOKIL INITIAL PLC (COMMUNICATIONS)                                                                       36,763
         6,298   RESOLUTION PLC (INSURANCE CARRIERS)                                                                         89,147
        11,599   REUTERS GROUP PLC (COMMUNICATIONS)                                                                         146,653
         5,525   REXAM PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                          46,003
         9,020   RIO TINTO PLC (METAL MINING)                                                                               949,287
        16,561   ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                                 179,754
       803,192   ROLLS ROYCE GROUP PLC B SHARES (TRANSPORTATION EQUIPMENT)+                                                   1,599
        90,564   ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                                 799,636
         4,946   ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                       208,795
        24,976   ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                     1,041,142
         8,286   SABMILLER PLC (EATING & DRINKING PLACES)                                                                   232,553
        11,272   SAGE GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     51,490
         1,158   SCHRODERS PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                          29,712

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
UNITED KINGDOM (continued)
         7,372   SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                 $       108,128
         7,947   SCOTTISH & SOUTHERN ENERGY PLC (ELECTRIC, GAS & SANITARY SERVICES)                                         259,132
         3,676   SEGRO PLC (REAL ESTATE)                                                                                     34,199
         4,114   SERCO GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                  37,867
         2,152   SEVERN TRENT PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                        65,448
         2,560   SHIRE PLC (CHEMICALS & ALLIED PRODUCTS)                                                                     58,866
        19,428   SIGNET GROUP PLC (APPAREL & ACCESSORY STORES)                                                               27,024
         8,376   SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                            96,098
         3,547   SMITHS GROUP PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                                  71,169
           993   SSL INTERNATIONAL PLC (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
                 & OPTICAL)                                                                                                  10,534
         4,401   STAGECOACH GROUP PLC (TRANSPORTATION SERVICES)                                                              24,729
         6,118   STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                           223,287
        19,956   STANDARD LIFE PLC (INSURANCE AGENTS, BROKERS & SERVICE)                                                     99,957
         4,100   TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                                   36,509
         9,604   TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         38,680
        71,140   TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                        676,722
         5,007   THOMAS COOK GROUP PLC (TRANSPORTATION SERVICES)+                                                            27,800
         9,041   TOMKINS PLC (BUSINESS SERVICES)                                                                             31,801
           949   TRAVIS PERKINS PLC (BUSINESS SERVICES)                                                                      22,659
         1,527   TRINITY MIRROR PLC (COMMUNICATIONS)                                                                         10,513
         4,645   TUI TRAVEL PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)+                                        27,161
           940   TULLETT PREBON PLC (INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES)                                          8,683
         6,601   TULLOW OIL PLC (OIL & GAS EXTRACTION)                                                                       85,737
        11,822   UNILEVER PLC (FOOD & KINDRED PRODUCTS)                                                                     443,377
         2,075   UNITED BUSINESS MEDIA PLC (COMMUNICATIONS)                                                                  26,782
         8,081   UNITED UTILITIES PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                   121,443
           749   VEDANTA RESOURCES PLC (METAL MINING)                                                                        30,388
       480,368   VODAFONE GROUP PLC (COMMUNICATIONS)                                                                      1,803,263
         1,691   WHITBREAD PLC (EATING & DRINKING PLACES)                                                                    46,503
         2,951   WILLIAM HILL PLC (AMUSEMENT & RECREATION SERVICES)                                                          30,832
        11,089   WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED PRODUCTS)                                                 70,849
         6,070   WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                            89,242
        10,539   WPP GROUP PLC (BUSINESS SERVICES)                                                                          135,016
         5,696   XSTRATA PLC (DIVERSIFIED MINING)                                                                           399,694
         7,155   YELL GROUP PLC (COMMUNICATIONS)                                                                             57,019

                                                                                                                         26,676,784
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $87,768,270)                                                                                  133,657,728
                                                                                                                    ---------------
RIGHTS: 0.00%
           328   SONAE BONUS RIGHTS+                                                                                          3,160
         1,625   WHARF HOLDINGS RIGHTS                                                                                        2,230

TOTAL RIGHTS (COST $1,573)                                                                                                    5,390
                                                                                                                    ---------------

WARRANTS: 0.00%
         4,000   DOWA MINING WARRANTS+                                                                                        1,327

TOTAL WARRANTS (COST $0)                                                                                                      1,327
                                                                                                                    ---------------
PREFERRED STOCKS: 0.00%
           200   ITO EN LIMITED PREFERRED                                                                                     2,859

TOTAL PREFERRED STOCKS (COST $3,250)                                                                                          2,859
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                                                           VALUE
COLLATERAL FOR SECURITIES LENDING: 2.38%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.38%
$    3,480,838   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                   $     3,480,838
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $3,480,838)                                                                 3,480,838
                                                                                                                    ---------------

                                                                                    INTEREST RATE   MATURITY DATE
SHORT-TERM INVESTMENTS: 1.59%
     2,313,174   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             2,313,174
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,313,174)                                                                            2,313,174
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $93,567,105)*                                       95.55%                                                    $   139,461,316

OTHER ASSETS AND LIABILITIES, NET                          4.45                                                           6,491,487
                                                         ------                                                     ---------------

TOTAL NET ASSETS                                         100.00%                                                    $   145,952,803
                                                         ------                                                     ---------------

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,313,174.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
COMMON STOCKS: 95.08%

AUSTRALIA: 4.81%
       448,500   AWB LIMITED (AGRICULTURAL SERVICES)                                                                $     1,146,821
       424,000   BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                         3,559,176
       269,800   BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                   1,438,788
        66,600   COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                                 3,433,815
       228,400   CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                               618,473
       845,300   PERILYA LIMITED (METAL MINING)                                                                           1,927,734
     1,067,200   QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                                   5,070,629
       127,900   SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                    1,571,665
       561,900   TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                             2,302,733

                                                                                                                         21,069,834
                                                                                                                    ---------------
AUSTRIA: 0.64%
        39,300   VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                  2,816,580
                                                                                                                    ---------------
BELGIUM: 1.08%
         7,700   DEXIA SA (DEPOSITORY INSTITUTIONS)                                                                         193,325
        99,600   FORTIS (DEPOSITORY INSTITUTIONS)                                                                         2,607,402
        40,000   TESSENDERLO CHEMIE NV (CHEMICALS & ALLIED PRODUCTS)                                                      1,937,441

                                                                                                                          4,738,168
                                                                                                                    ---------------
DENMARK: 1.15%
        44,400   DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                                1,735,487
       122,400   H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                                                            3,289,075

                                                                                                                          5,024,562
                                                                                                                    ---------------
FINLAND: 0.93%
        51,800   RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                                               2,213,998
        82,700   TIETOENATOR OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 1,849,834

                                                                                                                          4,063,832
                                                                                                                    ---------------
FRANCE: 9.36%
           730   ARKEMA (OIL & GAS EXTRACTION)+                                                                              47,946
        76,300   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                 8,278,557
        32,800   COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                       3,091,017
        17,400   COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                1,989,316
        74,700   CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                             2,520,103
        21,200   PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                              1,606,430
        27,600   RALLYE SA (GENERAL MERCHANDISE STORES)                                                                   1,954,767
        21,400   RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                    3,035,005
        83,900   SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                          7,680,241
         4,300   SCOR SE (INSURANCE AGENTS, BROKERS & SERVICE)+                                                             109,195
        17,600   SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                               2,545,474
        45,800   TOTAL SA (OIL & GAS EXTRACTION)                                                                          3,792,261
        28,844   VALEO SA (TRANSPORTATION EQUIPMENT)                                                                      1,186,052
        68,000   VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                    3,122,090

                                                                                                                         40,958,454
                                                                                                                    ---------------
GERMANY: 9.67%
         2,825   ALLIANZ SE (INSURANCE CARRIERS)                                                                            608,617
        60,800   BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                    9,016,172
        72,500   BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                             4,498,241
        39,000   DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                            3,779,882
        47,500   DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                               6,202,318
       121,300   DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                            3,233,433

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
GERMANY (continued)
        31,000   HANNOVER RUECKVERSICHERUNG AG (INSURANCE CARRIERS)                                                 $     1,436,177
        64,000   HEIDELBERGER DRUCKMASCHINEN AG (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                2,137,362
        19,000   MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                       3,689,969
       110,800   THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                               6,236,388
        53,300   TUI AG (TRANSPORTATION BY AIR)                                                                           1,488,709

                                                                                                                         42,327,268
                                                                                                                    ---------------
GREECE: 0.18%
        10,300   DRYSHIPS INCORPORATED (WATER TRANSPORTATION)                                                               797,220
                                                                                                                    ---------------
HONG KONG: 3.06%
     1,133,000   CATHAY PACIFIC AIRWAYS LIMITED (TRANSPORTATION BY AIR)                                                   2,949,917
       511,000   CITIC PACIFIC LIMITED (MISCELLANEOUS RETAIL)                                                             2,825,131
       853,000   HONGKONG ELECTRIC HOLDINGS (ELECTRIC, GAS & SANITARY SERVICES)                                           4,881,571
       371,500   ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                             2,721,709

                                                                                                                         13,378,328
                                                                                                                    ---------------
IRELAND: 0.67%
        79,300   ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                         1,818,514
        64,700   IRISH LIFE & PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                          1,106,887

                                                                                                                          2,925,401
                                                                                                                    ---------------
ITALY: 3.97%
       167,100   ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                        6,098,547
       206,700   FIAT SPA (TRANSPORTATION EQUIPMENT)                                                                      5,319,439
       175,000   INTESA SANPAOLO (DEPOSITORY INSTITUTIONS)                                                                1,377,176
       166,200   UNIONE DI BANCHE ITALIANE SCPA (DEPOSITORY INSTITUTIONS)                                                 4,566,946

                                                                                                                         17,362,108
                                                                                                                    ---------------
JAPAN: 20.20%
        24,200   ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                  488,889
       190,000   ADEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                          1,934,993
        96,400   ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                      1,245,403
       244,000   ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                    1,610,272
       180,000   CALSONIC KANSEI CORPORATION (TRANSPORTATION EQUIPMENT)                                                     916,991
       315,000   CENTRAL GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                 DEALERS)                                                                                                 1,188,549
       634,000   COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                         2,343,512
       294,900   DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                        1,274,683
        72,500   EIZO NANAO CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                      1,845,845
        69,200   FAMILYMART COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                  2,166,970
       350,000   FUJI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                   1,621,180
        61,400   HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                           783,136
        18,400   HITACHI MAXELL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                            222,784
        31,400   HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                 COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                     676,860
       101,800   HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                   3,362,947
       391,000   MARUBENI CORPORATION (BUSINESS SERVICES)                                                                 2,739,740
       154,000   MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT
                 STORES)                                                                                                  3,155,595
       237,000   MITSUBISHI CHEMICAL HOLDINGS CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                   1,808,234
        80,800   MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                               2,186,827
        97,000   MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                 2,025,616
       529,000   MITSUI MINING & SMELTING COMPANY LIMITED (METAL MINING)                                                  2,105,578
        55,500   NIFCO INCORPORATED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                            1,287,930
       406,500   NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                               2,578,265
       303,300   NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                            2,451,991
           500   NIPPON PAPER GROUP INCORPORATED (PAPER & ALLIED PRODUCTS)                                                1,506,147

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
JAPAN (continued)
           900   NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                          $     4,473,838
       289,600   NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                            3,160,838
       159,400   NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)               2,670,724
         3,300   NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                 5,432,823
        54,000   OJI PAPER COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                                                        265,302
       119,000   OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                               2,801,667
        45,700   PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                             1,125,222
        98,000   RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                               1,789,121
        40,000   RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                        984,092
        53,000   SANKYO COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                               2,448,750
        27,300   SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                        673,219
       501,000   SANWA SHUTTER CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)            2,459,629
        26,800   SEIKO EPSON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                        570,810
        94,500   SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                             1,043,201
       177,000   SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          1,060,256
       237,200   SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                       3,318,755
       264,000   SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                       1,739,957
        21,400   TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                                  513,998
       122,000   TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             1,133,288
       101,000   TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                 990,493
       234,000   TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                      1,567,794
        87,000   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                4,633,508

                                                                                                                         88,386,222
                                                                                                                    ---------------
NETHERLANDS: 3.33%
       312,700   AEGON NV (INSURANCE CARRIERS)                                                                            5,515,512
       137,300   ING GROEP NV (FINANCIAL SERVICES)                                                                        5,349,952
        91,700   KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                              1,670,648
        47,800   ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)                                  2,015,083

                                                                                                                         14,551,195
                                                                                                                    ---------------
NORWAY: 1.31%
       170,500   CERMAQ ASA (FOOD & KINDRED PRODUCTS)                                                                     2,358,269
        50,000   DNB NOR ASA (DEPOSITORY INSTITUTIONS)                                                                      760,599
        63,600   NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                     905,593
        54,836   STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                    1,691,731

                                                                                                                          5,716,192
                                                                                                                    ---------------
SINGAPORE: 1.01%
       606,490   MOBILONE LIMITED (COMMUNICATIONS)                                                                          797,414
       787,000   NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)                                                      2,115,595
       126,000   SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                     1,513,665

                                                                                                                          4,426,674
                                                                                                                    ---------------
SPAIN: 3.89%
        75,800   BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                             1,845,289
       327,000   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                             7,062,545
       152,400   REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                     5,436,598
        82,400   TELEFONICA SA (COMMUNICATIONS)                                                                           2,671,106

                                                                                                                         17,015,538
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
SWEDEN: 3.03%
        87,600   ELECTROLUX AB CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                         $     1,452,964
       270,600   NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                      4,534,959
        70,500   SVENSKA HANDELSBANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                               2,253,623
        22,200   SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                      624,743
       262,000   VOLVO AB CLASS B (TRANSPORTATION EQUIPMENT)                                                              4,383,829

                                                                                                                         13,250,118
                                                                                                                    ---------------
SWITZERLAND: 6.14%
        37,700   BALOISE HOLDING AG (INSURANCE AGENTS, BROKERS & SERVICE)                                                 3,704,817
        26,300   CIBA SPECIALTY CHEMICALS AG (CHEMICALS & ALLIED PRODUCTS)                                                1,216,109
       112,200   CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                 6,753,941
         3,700   GEORG FISCHER AG (TRANSPORTATION EQUIPMENT)                                                              2,276,424
        42,400   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                2,318,743
         3,700   RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                          1,632,998
         9,000   SWISSCOM AG (COMMUNICATIONS)                                                                             3,513,202
        27,200   UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                     1,254,129
         2,000   VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                                             484,266
         7,800   VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY INSTITUTIONS)                                                 1,932,526
         6,000   ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                        1,760,919

                                                                                                                         26,848,074
                                                                                                                    ---------------
UNITED KINGDOM: 20.65%
       175,800   ALLIANCE & LEICESTER PLC (DEPOSITORY INSTITUTIONS)                                                       2,199,242
       149,000   ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                            6,413,387
       114,500   AVIVA PLC (INSURANCE CARRIERS)                                                                           1,525,994
       539,900   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                   5,452,621
        89,600   BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                  805,848
       637,900   BP PLC (OIL & GAS EXTRACTION)                                                                            7,795,298
       257,000   BRADFORD & BINGLEY PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                              1,359,915
       332,100   BRIT INSURANCE HOLDINGS PLC (INSURANCE CARRIERS)                                                         1,510,392
     1,016,100   BT GROUP PLC (COMMUNICATIONS)                                                                            5,489,032
        80,787   DRAX GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                         974,061
       390,000   DS SMITH PLC (PAPER & ALLIED PRODUCTS)                                                                   1,633,492
     1,057,400   DSG INTERNATIONAL PLC (GENERAL MERCHANDISE STORES)                                                       2,090,520
       414,000   GKN PLC (TRANSPORTATION EQUIPMENT)                                                                       2,313,901
        85,100   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                        2,161,248
        57,142   GREENE KING PLC (FOOD & KINDRED PRODUCTS)                                                                  902,704
       298,900   HBOS PLC (DEPOSITORY INSTITUTIONS)                                                                       4,346,319
       234,300   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                              3,946,673
       172,200   JJB SPORTS PLC (APPAREL & ACCESSORY STORES)                                                                425,472
       593,200   LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                           5,585,989
       237,100   NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                                                               441,083
     1,123,200   OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                      3,742,217
       315,100   PREMIER FOODS PLC (WHOLESALE TRADE-DURABLE GOODS)                                                        1,287,328
       962,500   ROYAL & SUN ALLIANCE INSURANCE GROUP PLC (INSURANCE CARRIERS)                                            2,811,549
       255,100   ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                               2,252,399
       264,000   ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                    11,005,032
        97,800   TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                                  870,866
       212,947   TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                        857,641
     2,709,400   VODAFONE GROUP PLC (COMMUNICATIONS)                                                                     10,170,873

                                                                                                                         90,371,096
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $368,633,412)                                                                                 416,026,864
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING: 1.15%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.15%
     5,045,563   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                         5,045,563
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $5,045,563)                                                                 5,045,563
                                                                                                                    ---------------

SHORT-TERM INVESTMENTS: 3.66%
    15,996,814   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                       $    15,996,814
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $15,996,814)                                                                          15,996,814
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $389,675,789)*                                           99.89%                                               $   437,069,241

OTHER ASSETS AND LIABILITIES, NET                               0.11                                                        496,872
                                                              ------                                                ---------------

TOTAL NET ASSETS                                              100.00%                                               $   437,566,113
                                                              ------                                                ---------------

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $15,996,814.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

 SHARES          SECURITY NAME                                                                                           VALUE
COMMON STOCKS: 98.68%

APPAREL & ACCESSORY STORES: 1.23%
       100,710   GAP INCORPORATED                                                                                   $     2,143,109
                                                                                                                    ---------------
BIOPHARMACEUTICALS: 1.39%
        52,240   GILEAD SCIENCES INCORPORATED+                                                                            2,403,562
                                                                                                                    ---------------
BUSINESS SERVICES: 11.90%
        46,850   ADOBE SYSTEMS INCORPORATED+                                                                              2,001,901
        43,070   AUTODESK INCORPORATED+                                                                                   2,143,163
        59,570   BMC SOFTWARE INCORPORATED+                                                                               2,123,075
        55,480   EBAY INCORPORATED+                                                                                       1,841,381
        65,540   JUNIPER NETWORKS INCORPORATED+                                                                           2,175,928
        13,320   MASTERCARD INCORPORATED CLASS A                                                                          2,866,464
        99,780   MICROSOFT CORPORATION                                                                                    3,552,168
        35,950   OMNICOM GROUP INCORPORATED                                                                               1,708,704
        99,170   ORACLE CORPORATION+                                                                                      2,239,259
                                                                                                                         20,652,043
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 4.92%
        37,520   AMGEN INCORPORATED+                                                                                      1,742,429
        52,610   CELANESE CORPORATION CLASS A                                                                             2,226,455
        23,510   MONSANTO COMPANY                                                                                         2,625,832
        44,100   WYETH                                                                                                    1,948,779
                                                                                                                          8,543,495
                                                                                                                    ---------------
COMMUNICATIONS: 1.17%
        48,870   AT&T INCORPORATED                                                                                        2,031,037
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS: 1.33%
        28,390   STATE STREET CORPORATION                                                                                 2,305,268
                                                                                                                    ---------------
E-COMMERCE/SERVICES: 1.40%
        26,140   AMAZON.COM INCORPORATED+                                                                                 2,421,610
                                                                                                                    ---------------
EATING & DRINKING PLACES: 1.22%
        36,020   MCDONALD'S CORPORATION                                                                                   2,121,938
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 8.46%
        96,990   CISCO SYSTEMS INCORPORATED+                                                                              2,625,519
        43,760   COOPER INDUSTRIES LIMITED CLASS A                                                                        2,314,029
        43,140   EMERSON ELECTRIC COMPANY                                                                                 2,444,312
        35,750   HARRIS CORPORATION                                                                                       2,240,810
        32,130   MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                  2,843,184
        65,120   NVIDIA CORPORATION+                                                                                      2,215,382
                                                                                                                         14,683,236
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 2.51%
        58,610   ACCENTURE LIMITED CLASS A                                                                                2,111,718
        23,440   JACOBS ENGINEERING GROUP INCORPORATED+<<                                                                 2,241,098
                                                                                                                          4,352,816
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS: 2.46%
        17,220   BUNGE LIMITED<<                                                                                          2,004,580
        36,770   THE COCA-COLA COMPANY                                                                              $     2,256,575
                                                                                                                          4,261,155
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 1.35%
        39,630   MCDERMOTT INTERNATIONAL INCORPORATED                                                                     2,339,359
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 16.71%
        31,380   AGCO CORPORATION+                                                                                        2,133,212
        18,760   APPLE INCORPORATED+                                                                                      3,715,981
        25,820   DEERE & COMPANY                                                                                          2,404,358
       128,750   EMC CORPORATION                                                                                          2,385,738
        56,300   HEWLETT-PACKARD COMPANY                                                                                  2,842,024
       109,090   INTEL CORPORATION                                                                                        2,908,339
        19,970   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                              2,158,757
        44,230   MANITOWOC COMPANY INCORPORATED                                                                           2,159,751
        29,580   NATIONAL OILWELL VARCO INCORPORATED+                                                                     2,172,947
        29,080   PARKER HANNIFIN CORPORATION<<                                                                            2,190,015
        74,250   SEAGATE TECHNOLOGY                                                                                       1,893,375
        19,710   SPX CORPORATION                                                                                          2,027,174
                                                                                                                         28,991,671
                                                                                                                    ---------------
INSURANCE CARRIERS: 7.94%
        38,480   AETNA INCORPORATED                                                                                       2,221,450
        27,540   ASSURANT INCORPORATED<<                                                                                  1,842,426
        32,030   CHUBB CORPORATION                                                                                        1,748,197
        18,130   EVEREST REINSURANCE GROUP LIMITED                                                                        1,820,252
        31,040   METLIFE INCORPORATED                                                                                     1,912,685
        22,150   PRUDENTIAL FINANCIAL INCORPORATED                                                                        2,060,836
        40,350   THE TRAVELERS COMPANIES INCORPORATED                                                                     2,170,830

                                                                                                                         13,776,676
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 2.43%
        35,540   RAYTHEON COMPANY                                                                                         2,157,278
        35,610   THERMO FISHER SCIENTIFIC INCORPORATED+<<                                                                 2,053,985
                                                                                                                          4,211,263
                                                                                                                    ---------------
MEDICAL MANAGEMENT SERVICES: 1.47%
        25,120   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                     2,547,168
                                                                                                                    ---------------
MEDICAL PRODUCTS: 2.51%
        37,720   BAXTER INTERNATIONAL INCORPORATED                                                                        2,189,646
        37,220   MERCK & COMPANY INCORPORATED                                                                             2,162,854
                                                                                                                         4,352,500
                                                                                                                    ---------------
METAL MINING: 1.14%
        19,360   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                      1,983,238
                                                                                                                    ---------------
MISCELLANEOUS RETAIL: 1.20%
        29,850   COSTCO WHOLESALE CORPORATION                                                                             2,082,336
                                                                                                                    ---------------
MOTION PICTURES: 1.04%
        55,990   WALT DISNEY COMPANY                                                                                      1,807,357
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 3.71%
        21,130   APACHE CORPORATION                                                                                       2,272,320
        33,190   OCCIDENTAL PETROLEUM CORPORATION                                                                         2,555,298

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
OIL & GAS EXTRACTION (continued)
        11,229   TRANSOCEAN INCORPORATED+                                                                           $     1,607,431

                                                                                                                          6,435,049
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 3.54%
        23,760   EXXON MOBIL CORPORATION                                                                                  2,226,074
        31,960   MARATHON OIL CORPORATION                                                                                 1,945,086
        28,140   VALERO ENERGY CORPORATION                                                                                1,970,644

                                                                                                                          6,141,804
                                                                                                                    ---------------
PRIMARY METAL INDUSTRIES: 1.27%
        15,920   PRECISION CASTPARTS CORPORATION                                                                          2,208,104
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.83%
        96,750   CHARLES SCHWAB CORPORATION                                                                               2,471,963
         3,562   CME GROUP INCORPORATED                                                                                   2,443,532

                                                                                                                          4,915,495
                                                                                                                    ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 2.61%
        87,520   CORNING INCORPORATED                                                                                     2,099,605
        49,180   OWENS-ILLINOIS INCORPORATED+                                                                             2,434,410

                                                                                                                          4,534,015
                                                                                                                    ---------------
TOBACCO PRODUCTS: 1.29%
        26,200   LOEWS CORPORATION - CAROLINA GROUP                                                                       2,234,860
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT: 7.21%
        24,330   GENERAL DYNAMICS CORPORATION                                                                             2,165,127
        28,450   GOODRICH CORPORATION                                                                                     2,008,855
        33,890   HONEYWELL INTERNATIONAL INCORPORATED                                                                     2,086,607
        18,440   LOCKHEED MARTIN CORPORATION                                                                              1,940,994
        25,660   NORTHROP GRUMMAN CORPORATION                                                                             2,017,902
        32,030   TEXTRON INCORPORATED                                                                                     2,283,739

                                                                                                                         12,503,224
                                                                                                                    ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 2.44%
        31,280   MCKESSON CORPORATION                                                                                     2,049,153
        33,970   NIKE INCORPORATED CLASS B                                                                                2,182,234

                                                                                                                          4,231,387
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $142,532,879)                                                                                 171,214,775
                                                                                                                    ---------------

PRINCIPAL                                                                             INTEREST RATE   MATURITY DATE
COLLATERAL FOR SECURITIES LENDING: 5.90%

COLLATERAL INVESTED IN OTHER ASSETS: 5.90%
$       62,757   BANCO SANTANDER TOTTA LOAN+/-++                                           5.04%        10/15/2008           62,662
        62,757   BANK OF IRELAND+/-++                                                      4.86         10/14/2008           62,688
       225,924   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 (MATURITY VALUE $225,982)                                                 4.65         01/02/2008          225,924
       125,514   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL
                 REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                 VALUE $125,546)                                                           4.55         01/02/2008          125,514
       665,222   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                 102% COLLATERALIZED (MATURITY VALUE $665,392)                             4.60         01/02/2008          665,222
        50,205   BNP PARIBAS+/-                                                            4.84         11/07/2008           50,119

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)

$      125,514   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 (MATURITY VALUE $125,546)                                                 4.58%        01/02/2008    $     125,514
        62,757   CAFCO LLC                                                                 5.41         01/09/2008           62,697
       175,719   CHARIOT FUNDING LLC++                                                     5.61         01/16/2008          175,397
       163,168   CHEYNE FINANCE LLC+/-++^^(A)(I)                                           4.61         02/25/2008          146,851
       125,514   CHEYNE FINANCE LLC+/-++^^(A)(I)                                           4.67         05/19/2008          112,962
       952,383   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 (MATURITY VALUE $952,627)                                                 4.62         01/02/2008          952,383
        12,551   COMERICA BANK+/-                                                          5.24         02/08/2008           12,544
       715,182   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED (MATURITY VALUE $715,365)                                  4.60         01/02/2008          715,182
        62,757   CULLINAN FINANCE CORPORATION+/-++                                         4.57         02/12/2008           62,689
       188,270   CULLINAN FINANCE CORPORATION+/-++                                         4.57         08/04/2008          187,242
       150,616   CULLINAN FINANCE CORPORATION+/-++                                         4.85         02/25/2008          150,616
       564,811   DEUTSCHE BANK REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED (MATURITY VALUE $564,955)                                  4.58         01/02/2008          564,811
       251,027   FIVE FINANCE INCORPORATED+/-++                                            5.18         07/09/2008          249,260
       153,127   GALLEON CAPITAL LLC++                                                     4.60         01/02/2008          153,127
       175,719   GOVCO LLC++                                                               4.41         01/25/2008          175,208
       105,431   GOVCO LLC                                                                 5.30         01/03/2008          105,419
        37,654   GRAMPIAN FUNDING LIMITED                                                  5.11         01/03/2008           37,650
       489,503   GREENWICH CAPITAL REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 (MATURITY VALUE $489,627)                                                 4.57         01/02/2008          489,503
        25,103   HARRIER FINANCE FUNDING LLC+/-                                            4.88         04/25/2008           25,103
        62,757   HARRIER FINANCE FUNDING LLC+/-++                                          5.20         01/11/2008           62,745
       163,168   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             5.10         08/16/2008          163,168
        62,757   INTESA BANK (IRELAND) PLC+/-++                                            4.88         10/24/2008           62,678
     1,330,443   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED (MATURITY VALUE $1,330,784)                                4.62         01/02/2008        1,330,443
        20,082   JUPITER SECURITIZATION CORPORATION                                        5.41         01/17/2008           20,043
       144,341   KESTREL FUNDING US LLC+/-++                                               4.84         02/25/2008          144,316
        25,103   KESTREL FUNDING US LLC+/-                                                 4.88         04/25/2008           25,103
       125,514   LINKS FINANCE LLC+/-++                                                    4.57         08/15/2008          124,075
       185,760   LIQUID FUNDING LIMITED+/-++                                               5.11         06/11/2008          185,909
        11,610   MORGAN STANLEY+/-                                                         5.15         10/15/2008           11,610
     1,111,606   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 (MATURITY VALUE $1,111,889)                                               4.58         01/02/2008        1,111,606
       125,514   NORTHERN ROCK PLC+/-++                                                    5.27         10/03/2008          124,314
        10,154   RACERS TRUST SERIES 2004-6-MM+/-++                                        5.05         03/22/2008           10,154
        90,370   SEDNA FINANCE INCORPORATED+/-++                                           5.21         04/10/2008           90,082
        20,082   SHEFFIELD RECEIVABLES CORPORATION++                                       5.85         01/04/2008           20,077
        64,012   SHIPROCK FINANCE SERIES 2007-4A+/-++                                      5.10         04/11/2008           64,012
        48,950   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                            4.82         02/29/2008           48,914
        62,757   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                            5.22         02/04/2008           62,729
        50,205   SLM CORPORATION+/-++                                                      5.23         05/12/2008           49,909
       125,514   STANFIELD VICTORIA FUNDING LLC+/-++(K)(A)(I)                              4.88         02/15/2008          124,695
        77,818   STANFIELD VICTORIA FUNDING LLC+/-++(K)(A)(I)                              5.23         04/03/2008           77,057
        26,963   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                      5.51         01/18/2008           26,906
        14,512   THE TRAVELERS INSURANCE COMPANY+/-                                        5.31         02/08/2008           14,512
        62,757   UNICREDITO ITALIANO BANK (IRELAND)+/-                                     5.05         10/14/2008           62,691
        62,757   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        5.26         10/08/2008           62,702
       160,657   VERSAILLES CDS LLC++                                                      6.15         01/04/2008          160,614
       107,942   VICTORIA FINANCE LLC+/-++(K)(A)(I)                                        4.57         07/28/2008          105,379
        62,757   VICTORIA FINANCE LLC+/-++(K)(A)(I)                                        4.60         08/07/2008           62,757
       125,514   WHITE PINE FINANCE LLC+/-++(K)                                            4.98         02/22/2008          125,168

                                                                                                                         10,230,655
                                                                                                                      -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $10,270,588)                                                               10,230,655
                                                                                                                      -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
SHORT-TERM INVESTMENTS: 1.35%
     2,349,981   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                       $     2,349,981
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,349,981)                                                                            2,349,981
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $155,153,448)*                                     105.93%                                                    $   183,795,411

OTHER ASSETS AND LIABILITIES, NET                         (5.93)                                                        (10,285,459)
                                                         ------                                                     ---------------

TOTAL NET ASSETS                                         100.00%                                                    $   173,509,952
                                                         ------                                                     ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)   ILLIQUID SECURITY.

(K) SUBSEQUENT TO DECEMBER 31, 2007, THIS SECURITY HAS BEEN CLASSIFIED AS A DEFAULTED SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,349,981.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
COMMON STOCKS: 94.94%

APPAREL & ACCESSORY STORES: 1.32%
       743,800   KOHL'S CORPORATION+<<                                                                              $    34,066,040
                                                                                                                    ---------------
BIOPHARMACEUTICALS: 4.36%
       990,500   GENENTECH INCORPORATED+<<                                                                               66,432,835
       623,240   GENZYME CORPORATION+                                                                                    46,393,986

                                                                                                                        112,826,821
                                                                                                                    ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 4.19%
     1,252,500   FASTENAL COMPANY<<                                                                                      50,626,050
     2,556,100   LOWE'S COMPANIES INCORPORATED<<                                                                         57,818,982

                                                                                                                        108,445,032
                                                                                                                    ---------------
BUSINESS SERVICES: 18.76%
       779,100   AUTOMATIC DATA PROCESSING INCORPORATED                                                                  34,693,323
     3,288,670   EBAY INCORPORATED+                                                                                     109,150,957
       221,500   GOOGLE INCORPORATED CLASS A+                                                                           153,162,820
     5,303,798   MICROSOFT CORPORATION                                                                                  188,815,209

                                                                                                                        485,822,309
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 1.78%
       994,900   AMGEN INCORPORATED+                                                                                     46,203,156
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS: 1.08%
     1,147,900   WESTERN UNION COMPANY<<                                                                                 27,871,012
                                                                                                                    ---------------
E-COMMERCE/SERVICES: 1.47%
       412,200   AMAZON.COM INCORPORATED+                                                                                38,186,208
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 14.66%
     4,818,143   CISCO SYSTEMS INCORPORATED+                                                                            130,427,131
     1,180,400   LINEAR TECHNOLOGY CORPORATION<<                                                                         37,572,132
     3,903,100   NOKIA OYJ ADR<<                                                                                        149,840,009
     1,852,900   TEXAS INSTRUMENTS INCORPORATED<<                                                                        61,886,860

                                                                                                                        379,726,132
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 3.67%
     2,620,400   PAYCHEX INCORPORATED<<                                                                                  94,910,888
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES: 4.98%
     1,863,060   TARGET CORPORATION                                                                                      93,153,000
       755,400   WAL-MART STORES INCORPORATED                                                                            35,904,162

                                                                                                                        129,057,162
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.25%
     1,717,900   EMC CORPORATION<<                                                                                       31,832,687
     2,932,170   INTEL CORPORATION                                                                                       78,171,652

                                                                                                                        110,004,339
                                                                                                                    ---------------
INSURANCE CARRIERS: 2.86%
     1,269,566   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                               74,015,698
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
MEDICAL EQUIPMENT & SUPPLIES: 5.17%
     2,665,710   MEDTRONIC INCORPORATED                                                                             $   134,005,242
                                                                                                                    ---------------
PERSONAL SERVICES: 0.98%
       751,550   CINTAS CORPORATION                                                                                      25,267,111
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 22.33%
     5,782,537   CHARLES SCHWAB CORPORATION                                                                             147,743,820
        57,200   CME GROUP INCORPORATED<<                                                                                39,239,200
       689,800   FRANKLIN RESOURCES INCORPORATED                                                                         78,933,814
     1,034,390   GOLDMAN SACHS GROUP INCORPORATED                                                                       222,445,570
       469,800   LEGG MASON INCORPORATED                                                                                 34,365,870
       910,700   T. ROWE PRICE GROUP INCORPORATED                                                                        55,443,416

                                                                                                                        578,171,690
                                                                                                                    ---------------
TRANSPORTATION SERVICES: 3.08%
       813,200   C.H. ROBINSON WORLDWIDE INCORPORATED                                                                    44,010,384
       798,800   EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                     35,690,383

                                                                                                                         79,700,767
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $1,868,628,184)                                                                             2,458,279,607
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL FOR SECURITIES LENDING: 9.27%

COLLATERAL INVESTED IN OTHER ASSETS: 9.27%
  $  1,472,669   BANCO SANTANDER TOTTA LOAN+/-++                                         5.04%        10/15/2008          1,470,445
     1,472,669   BANK OF IRELAND+/-++                                                    4.86         10/14/2008          1,471,049
     5,301,607   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                 VALUE $5,302,977)                                                       4.65         01/02/2008          5,301,607
     2,945,337   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                 AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $2,946,082)             4.55         01/02/2008          2,945,337
    15,610,288   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                 102% COLLATERALIZED (MATURITY VALUE $15,614,277)                        4.60         01/02/2008         15,610,288
     1,178,135   BNP PARIBAS+/-                                                          4.84         11/07/2008          1,176,109
     2,945,337   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                 VALUE $2,946,086)                                                       4.58         01/02/2008          2,945,337
     1,472,669   CAFCO LLC                                                               5.41         01/09/2008          1,471,255
     4,123,472   CHARIOT FUNDING LLC++                                                   5.61         01/16/2008          4,115,926
     3,828,939   CHEYNE FINANCE LLC+/-++^^(A)(I)                                         4.61         02/25/2008          3,446,045
     2,945,337   CHEYNE FINANCE LLC+/-++^^(A)(I)                                         4.67         05/19/2008          2,650,804
    22,348,910   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                 VALUE $22,354,646)                                                      4.62         01/02/2008         22,348,910
       294,534   COMERICA BANK+/-                                                        5.24         02/08/2008            294,354
    16,782,675   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED (MATURITY VALUE $16,786,964)                             4.60         01/02/2008         16,782,675
     1,472,669   CULLINAN FINANCE CORPORATION+/-++                                       4.57         02/12/2008          1,471,078
     4,418,006   CULLINAN FINANCE CORPORATION+/-++                                       4.57         08/04/2008          4,393,884
     3,534,405   CULLINAN FINANCE CORPORATION+/-++                                       4.85         02/25/2008          3,534,405
    13,254,018   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 (MATURITY VALUE $13,257,390)                                            4.58         01/02/2008         13,254,018
     5,890,675   FIVE FINANCE INCORPORATED+/-++                                          5.18         07/09/2008          5,849,204
     3,593,312   GALLEON CAPITAL LLC++                                                   4.60         01/02/2008          3,593,312
     4,123,472   GOVCO LLC++                                                             4.41         01/25/2008          4,111,473
     2,474,083   GOVCO LLC                                                               5.30         01/03/2008          2,473,786
       883,601   GRAMPIAN FUNDING LIMITED                                                5.11         01/03/2008            883,495
    11,486,816   GREENWICH CAPITAL REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 (MATURITY VALUE $11,489,732)                                            4.57         01/02/2008         11,486,816
       589,067   HARRIER FINANCE FUNDING LLC+/-                                          4.88         04/25/2008            589,067
     1,472,669   HARRIER FINANCE FUNDING LLC+/-++                                        5.20         01/11/2008          1,472,404

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                      INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)

$    3,828,939   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                           5.10%        08/16/2008    $     3,828,939
     1,472,669   INTESA BANK (IRELAND) PLC+/-++                                          4.88         10/24/2008          1,470,828
    31,220,576   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 (MATURITY VALUE $31,228,589)                                            4.62         01/02/2008         31,220,576
       471,254   JUPITER SECURITIZATION CORPORATION                                      5.41         01/17/2008            470,330
     3,387,138   KESTREL FUNDING US LLC+/-++                                             4.84         02/25/2008          3,386,562
       589,067   KESTREL FUNDING US LLC+/-                                               4.88         04/25/2008            589,067
     2,945,337   LINKS FINANCE LLC+/-++                                                  4.57         08/15/2008          2,911,584
     4,359,099   LIQUID FUNDING LIMITED+/-++                                             5.11         06/11/2008          4,362,587
       272,444   MORGAN STANLEY+/-                                                       5.15         10/15/2008            272,444
    26,085,251   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 (MATURITY VALUE $26,091,888)                                            4.58         01/02/2008         26,085,251
     2,945,337   NORTHERN ROCK PLC+/-++                                                  5.27         10/03/2008          2,917,180
       238,278   RACERS TRUST SERIES 2004-6-MM+/-++                                      5.05         03/22/2008            238,278
     2,120,643   SEDNA FINANCE INCORPORATED+/-++                                         5.21         04/10/2008          2,113,899
       471,254   SHEFFIELD RECEIVABLES CORPORATION++                                     5.85         01/04/2008            471,127
     1,502,122   SHIPROCK FINANCE SERIES 2007-4A+/-++                                    5.10         04/11/2008          1,502,122
     1,148,682   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                          4.82         02/29/2008          1,147,826
     1,472,669   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                          5.22         02/04/2008          1,472,021
     1,178,135   SLM CORPORATION+/-++                                                    5.23         05/12/2008          1,171,172
     2,945,337   STANFIELD VICTORIA FUNDING LLC+/-++(K)(A)(I)                            4.88         02/15/2008          2,926,134
     1,826,109   STANFIELD VICTORIA FUNDING LLC+/-++(K)(A)(I)                            5.23         04/03/2008          1,808,232
       632,717   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                    5.51         01/18/2008            631,395
       340,540   THE TRAVELERS INSURANCE COMPANY+/-                                      5.31         02/08/2008            340,533
     1,472,669   UNICREDITO ITALIANO BANK (IRELAND)+/-                                   5.05         10/14/2008          1,471,137
     1,472,669   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                      5.26         10/08/2008          1,471,373
     3,770,032   VERSAILLES CDS LLC++                                                    6.15         01/04/2008          3,769,014
     2,532,990   VICTORIA FINANCE LLC+/-++(K)(A)(I)                                      4.57         07/28/2008          2,472,857
     1,472,669   VICTORIA FINANCE LLC+/-++(K)(A)(I)                                      4.60         08/07/2008          1,472,669
     2,945,337   WHITE PINE FINANCE LLC+/-++(K)                                          4.98         02/22/2008          2,937,238

                                                                                                                        240,075,458
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $241,003,865)                                                             240,075,458
                                                                                                                    ---------------
SHORT-TERM INVESTMENTS: 0.88%
    22,814,138   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                            22,814,138

TOTAL SHORT-TERM INVESTMENTS (COST $22,814,138)                                                                          22,814,138
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,132,446,187)*                                      105.09%                                                 $ 2,721,169,203

OTHER ASSETS AND LIABILITIES, NET                            (5.09)                                                    (131,863,769)
                                                            ------                                                  ---------------

TOTAL NET ASSETS                                            100.00%                                                 $ 2,589,305,434
                                                            ------                                                  ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)   ILLIQUID SECURITY.

(K) SUBSEQUENT TO DECEMBER 31, 2007, THIS SECURITY HAS BEEN CLASSIFIED AS A DEFAULTED SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $22,814,138.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
COMMON STOCKS: 92.23%

AMUSEMENT & RECREATION SERVICES: 0.30%
        15,348   MULTIMEDIA GAMES INCORPORATED<<+                                                                   $       128,002
        27,582   WMS INDUSTRIES INCORPORATED+                                                                             1,010,604

                                                                                                                          1,138,606
                                                                                                                    ---------------
APPAREL & ACCESSORY STORES: 0.89%
        16,603   CHARLOTTE RUSSE HOLDING INCORPORATED+                                                                      268,138
        15,665   CHILDREN'S PLACE RETAIL STORES INCORPORATED+                                                               406,193
        23,552   CHRISTOPHER & BANKS CORPORATION                                                                            269,670
        30,003   DRESS BARN INCORPORATED<<+                                                                                 375,338
        28,257   FINISH LINE INCORPORATED CLASS A+                                                                           68,382
        28,984   HOT TOPIC INCORPORATED+                                                                                    168,687
        12,088   JOS. A. BANK CLOTHIERS INCORPORATED<<+                                                                     343,904
        27,534   STAGE STORES INCORPORATED                                                                                  407,503
        20,759   THE CATO CORPORATION CLASS A                                                                               325,086
        16,395   TWEEN BRANDS INCORPORATED<<+                                                                               434,140
        11,957   ZUMIEZ INCORPORATED<<+                                                                                     291,273

                                                                                                                          3,358,314
                                                                                                                    ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.63%
        19,059   GYMBOREE CORPORATION+                                                                                      580,537
        17,173   KELLWOOD COMPANY                                                                                           285,759
        12,525   MAIDENFORM BRANDS INCORPORATED+                                                                            169,463
        81,779   QUIKSILVER INCORPORATED<<+                                                                                 701,664
        21,592   SKECHERS U.S.A. INCORPORATED CLASS A+                                                                      421,260
         9,715   VOLCOM INCORPORATED<<+                                                                                     214,021

                                                                                                                          2,372,704
                                                                                                                    ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.19%
        10,624   LITHIA MOTORS INCORPORATED CLASS A                                                                         145,868
        12,310   MARINEMAX INCORPORATED<<+                                                                                  190,805
        20,694   SONIC AUTOMOTIVE INCORPORATED                                                                              400,636

                                                                                                                            737,309
                                                                                                                    ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.28%
         9,513   MIDAS INCORPORATED+                                                                                        139,461
        26,440   WRIGHT EXPRESS CORPORATION+                                                                                938,356

                                                                                                                          1,077,817
                                                                                                                    ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.06%
         8,228   M/I HOMES INCORPORATED                                                                                      86,394
        43,182   STANDARD-PACIFIC CORPORATION<<+                                                                            144,660

                                                                                                                            231,054
                                                                                                                    ---------------
BUSINESS SERVICES: 8.41%
        36,073   AARON RENTS INCORPORATED                                                                                   694,045
        29,216   ABM INDUSTRIES INCORPORATED                                                                                595,714
        15,649   ADMINISTAFF INCORPORATED                                                                                   442,554
        37,759   ALLSCRIPTS HEALTHCARE SOLUTIONS INCORPORATED<<+                                                            733,280
        20,020   AMN HEALTHCARE SERVICES INCORPORATED+                                                                      343,743
        10,590   ANSOFT CORPORATION+                                                                                        273,752
        52,055   ANSYS INCORPORATED                                                                                       2,158,200
        18,774   ARBITRON INCORPORATED                                                                                      780,435
         8,587   BANKRATE INCORPORATED<<+                                                                                   412,949

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
BUSINESS SERVICES (continued)
        29,426   BLACKBAUD INCORPORATED<<                                                                           $       825,105
        25,275   BLUE COAT SYSTEMS INCORPORATED<<+                                                                          830,789
        36,178   BRADY CORPORATION CLASS A                                                                                1,269,486
        17,470   BRIGHT HORIZONS FAMILY SOLUTIONS INCORPORATED+                                                             603,414
        19,961   CACI INTERNATIONAL INCORPORATED CLASS A+                                                                   893,654
        17,718   CAPTARIS INCORPORATED+                                                                                      76,542
        36,104   CIBER INCORPORATED+                                                                                        220,595
        28,808   COGNEX CORPORATION                                                                                         580,481
        28,469   CONCUR TECHNOLOGIES INCORPORATED<<                                                                       1,030,862
        45,632   CYBERSOURCE CORPORATION<<+                                                                                 810,881
        19,781   DEALERTRACK HOLDINGS INCORPORATED<<+                                                                       662,070
        38,855   EPICOR SOFTWARE CORPORATION<<+                                                                             457,712
        28,457   FACTSET RESEARCH SYSTEMS INCORPORATED                                                                    1,585,055
        15,592   GERBER SCIENTIFIC INCORPORATED+                                                                            168,394
        15,489   GEVITY HR INCORPORATED                                                                                     119,110
        28,296   HEALTHCARE SERVICES GROUP<<                                                                                599,304
        11,730   HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED                                                            435,300
        58,307   INFORMATICA CORPORATION<<+                                                                               1,050,692
        22,119   INFOSPACE INCORPORATED+                                                                                    415,837
        17,650   JDA SOFTWARE GROUP INCORPORATED+                                                                           361,119
        12,323   LOJACK CORPORATION+                                                                                        207,150
        16,993   MANHATTAN ASSOCIATES INCORPORATED<<+                                                                       447,935
        30,721   NAPSTER INCORPORATED<<+                                                                                     60,520
        18,203   NETWORK EQUIPMENT TECHNOLOGY INCORPORATED+                                                                 153,269
        22,931   OMNICELL INCORPORATED+                                                                                     617,532
        23,557   ON ASSIGNMENT INCORPORATED+                                                                                165,135
        14,596   PCTEL INCORPORATED+                                                                                        100,129
        20,412   PERFICIENT INCORPORATED+                                                                                   321,285
        28,123   PHASE FORWARD INCORPORATED                                                                                 611,675
        18,033   PHOENIX TECHNOLOGIES LIMITED+                                                                              232,265
        10,046   PORTFOLIO RECOVERY ASSOCIATES INCORPORATED<<+                                                              398,525
        27,979   PROGRESS SOFTWARE CORPORATION+                                                                             942,333
        11,642   QUALITY SYSTEMS INCORPORATED<<                                                                             354,965
        17,775   RADIANT SYSTEMS INCORPORATED+                                                                              306,263
        14,757   RADISYS CORPORATION+                                                                                       197,744
        37,790   SECURE COMPUTING CORPORATION<<+                                                                            362,784
         8,763   SI INTERNATIONAL INCORPORATED<<+                                                                           240,720
        20,095   SMITH MICRO SOFTWARE INCORPORATED<<+                                                                       170,205
        37,231   SPHERION CORPORATION+                                                                                      271,042
        12,707   SPSS INCORPORATED<<+                                                                                       456,308
         7,545   STARTEK INCORPORATED+                                                                                       70,244
        13,961   STRATASYS INCORPORATED<<+                                                                                  360,752
        21,724   SYKES ENTERPRISES INCORPORATED+                                                                            391,032
        11,097   SYNNEX CORPORATION<<+                                                                                      217,501
        49,234   TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED<<+                                                              908,367
        18,464   THE KNOT INCORPORATED<<+                                                                                   294,316
        43,928   THQ INCORPORATED<<+                                                                                      1,238,330
        19,084   TRADESTATION GROUP INCORPORATED<<+                                                                         271,184
        29,227   TRUEBLUE INCORPORATED<<+                                                                                   423,207
        45,001   UNITED ONLINE INCORPORATED<<                                                                               531,912
        13,671   VIAD CORPORATION                                                                                           431,730
         9,098   VOLT INFORMATION SCIENCE INCORPORATED+                                                                     166,129
        30,174   WEBSENSE INCORPORATED+                                                                                     512,355

                                                                                                                         31,865,917
                                                                                                                    ---------------
CASINO & GAMING: 0.25%
        39,784   PINNACLE ENTERTAINMENT INCORPORATED<<                                                                      937,311
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 4.18%
        29,024   ALPHARMA INCORPORATED CLASS A<<+                                                                           584,834
        16,471   ARCH CHEMICALS INCORPORATED                                                                                605,309

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
        22,962   ARQULE INCORPORATED+                                                                               $       133,180
         9,018   BRADLEY PHARMACEUTICALS INCORPORATED+                                                                      177,655
        19,277   CAMBREX CORPORATION                                                                                        161,541
        12,624   CHATTEM INCORPORATED<<+                                                                                    953,617
        22,869   GEORGIA GULF CORPORATION<<                                                                                 151,393
        39,924   HB FULLER COMPANY                                                                                          896,294
        40,715   IDEXX LABORATORIES INCORPORATED+                                                                         2,387,120
        46,511   IMMUCOR INCORPORATED+                                                                                    1,580,909
        10,381   MANNATECH INCORPORATED<<                                                                                    65,608
        21,472   MARTEK BIOSCIENCES CORPORATION<<+                                                                          635,142
        53,605   MGI PHARMA INCORPORATED<<+                                                                               2,172,611
        16,326   NOVEN PHARMACEUTICALS INCORPORATED+                                                                        226,605
        20,227   OM GROUP INCORPORATED<<+                                                                                 1,163,862
        28,246   OMNOVA SOLUTIONS INCORPORATED+                                                                             124,565
        18,480   PAREXEL INTERNATIONAL CORPORATION<<+                                                                       892,584
         7,393   PENFORD CORPORATION                                                                                        189,187
        20,191   PHARMERICA CORPORATION<<+                                                                                  280,251
        61,897   POLYONE CORPORATION+                                                                                       407,282
         6,734   QUAKER CHEMICAL CORPORATION                                                                                147,946
        31,646   SALIX PHARMACEUTICALS LIMITED<<+                                                                           249,370
        23,705   SCIELE PHARMA INCORPORATED<<+                                                                              484,767
        10,023   SURMODICS INCORPORATED<<+                                                                                  543,948
        27,554   TRONOX INCORPORATED CLASS B                                                                                238,342
         5,577   USANA HEALTH SCIENCES INCORPORATED<<+                                                                      206,795
        14,222   ZEP INCORPORATED+                                                                                          197,259

                                                                                                                         15,857,976
                                                                                                                    ---------------
COAL MINING: 0.98%
        52,949   MASSEY ENERGY COMPANY                                                                                    1,892,927
        17,608   PATRIOT COAL CORPORATION<<+                                                                                734,958
        25,187   PENN VIRGINIA CORPORATION<<                                                                              1,098,909

                                                                                                                          3,726,794
                                                                                                                    ---------------
COMMUNICATIONS: 1.09%
        21,192   ANIXTER INTERNATIONAL INCORPORATED<<+                                                                    1,319,626
        12,156   AUDIOVOX CORPORATION CLASS A+                                                                              150,734
        34,072   BRIGHTPOINT INCORPORATED                                                                                   523,349
        30,078   GENERAL COMMUNICATION INCORPORATED CLASS A+                                                                263,183
        32,827   J2 GLOBAL COMMUNICATIONS INCORPORATED<<+                                                                   694,948
        48,773   LIVE NATION INCORPORATED<<+                                                                                708,184
        21,279   NOVATEL WIRELESS INCORPORATED<<+                                                                           344,720
        53,951   RADIO ONE INCORPORATED CLASS D+                                                                            127,864

                                                                                                                          4,132,608
                                                                                                                    ---------------
COMPUTERS-INTEGRATED SYSTEMS: 0.07%
        17,549   AGILYSYS INCORPORATED                                                                                      265,341
                                                                                                                    ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.89%
        51,302   CHAMPION ENTERPRISES INCORPORATED<<+                                                                       483,265
        15,910   CHEMED CORPORATION                                                                                         889,051
        12,099   DREW INDUSTRIES INCORPORATED+                                                                              331,513
        43,141   EMCOR GROUP INCORPORATED<<+                                                                              1,019,422
        18,266   INSITUFORM TECHNOLOGIES INCORPORATED CLASS A<<+                                                            270,337
        17,688   MATRIX SERVICE COMPANY+                                                                                    385,952

                                                                                                                          3,379,540
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS: 5.97%
        11,262   ALABAMA NATIONAL BANCORPORATION<<                                                                          876,296

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
DEPOSITORY INSTITUTIONS (continued)
        11,750   ANCHOR BANCORP WISCONSIN INCORPORATED<<                                                            $       276,360
        34,974   BANK MUTUAL CORPORATION                                                                                    369,675
        27,654   BANKATLANTIC BANCORP INCORPORATED CLASS A                                                                  113,381
        20,846   BANKUNITED FINANCIAL CORPORATION CLASS A<<                                                                 143,837
        24,887   BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED<<                                                           673,940
        39,222   BROOKLINE BANCORP INCORPORATED                                                                             398,496
        18,939   CASCADE BANCORP<<                                                                                          263,631
        19,870   CENTRAL PACIFIC FINANCIAL CORPORATION                                                                      366,800
        11,899   COLUMBIA BANKING SYSTEM INCORPORATED                                                                       353,757
        19,732   COMMUNITY BANK SYSTEM INCORPORATED                                                                         392,075
        21,666   CORUS BANKSHARES INCORPORATED<<                                                                            231,176
        16,782   DIME COMMUNITY BANCSHARES                                                                                  214,306
        12,965   DOWNEY FINANCIAL CORPORATION<<                                                                             403,341
        41,913   EAST WEST BANCORP INCORPORATED                                                                           1,015,552
        50,441   FIRST BANCORP PUERTO RICO<<                                                                                367,715
        42,286   FIRST COMMONWEALTH FINANCIAL CORPORATION<<                                                                 450,346
        20,378   FIRST FINANCIAL BANCORP                                                                                    232,309
        32,309   FIRST MIDWEST BANCORP INCORPORATED                                                                         988,655
         9,068   FIRSTFED FINANCIAL CORPORATION<<+                                                                          324,816
        24,447   FLAGSTAR BANCORP INCORPORATED                                                                              170,396
        16,871   FRANKLIN BANK CORPORATION<<+                                                                                72,714
        27,654   FRONTIER FINANCIAL CORPORATION<<                                                                           513,535
        35,658   GLACIER BANCORP INCORPORATED<<                                                                             668,231
        16,433   HANCOCK HOLDING COMPANY<<                                                                                  627,741
        26,244   HANMI FINANCIAL CORPORATION                                                                                226,223
        13,225   INDEPENDENT BANK CORPORATION                                                                               125,638
        12,490   IRWIN FINANCIAL CORPORATION                                                                                 91,802
        16,277   JPMORGAN CHASE & COMPANY+                                                                                  196,952
        14,484   NARA BANK NATIONAL ASSOCIATION                                                                             169,028
        12,688   PRIVATEBANCORP INCORPORATED<<                                                                              414,263
        25,528   PROSPERITY BANCSHARES INCORPORATED                                                                         750,268
        21,196   PROVIDENT BANKSHARES CORPORATION                                                                           453,382
        19,743   SIGNATURE BANK<<+                                                                                          666,326
        48,165   SOUTH FINANCIAL GROUP INCORPORATED                                                                         752,819
        11,839   STERLING BANCORPORATION (NEW YORK)                                                                         161,484
        48,547   STERLING BANCSHARES INCORPORATED (TEXAS)                                                                   541,785
        34,200   STERLING FINANCIAL CORPORATION                                                                             574,218
        56,707   SUSQUEHANNA BANCSHARES INCORPORATED<<                                                                    1,045,677
        50,089   TRUSTCO BANK CORPORATION NEW YORK SHARES<<                                                                 496,883
        69,398   UCBH HOLDINGS INCORPORATED                                                                                 982,676
        24,127   UMB FINANCIAL CORPORATION                                                                                  925,512
        39,859   UMPQUA HOLDINGS CORPORATION                                                                                611,437
        25,644   UNITED BANKSHARES INCORPORATED                                                                             718,545
        26,555   UNITED COMMUNITY BANKS INCORPORATED<<                                                                      419,569
        45,020   WHITNEY HOLDING CORPORATION                                                                              1,177,273
        12,550   WILSHIRE BANCORP INCORPORATED                                                                               98,518
        15,572   WINTRUST FINANCIAL CORPORATION<<                                                                           515,900

                                                                                                                         22,625,259
                                                                                                                    ---------------
DURABLE GOODS - CONSUMER: 0.03%
        15,160   STURM, RUGER & COMPANY INCORPORATED<<+                                                                     125,525
                                                                                                                    ---------------
EATING & DRINKING PLACES: 1.61%
        19,409   CALIFORNIA PIZZA KITCHEN INCORPORATED<<+                                                                   302,198
        19,561   CEC ENTERTAINMENT INCORPORATED+                                                                            507,804
        36,362   CKE RESTAURANTS INCORPORATED<<                                                                             479,978
         9,945   IHOP CORPORATION<<                                                                                         363,788
        39,823   JACK IN THE BOX INCORPORATED+                                                                            1,026,239
         8,267   LANDRY'S RESTAURANTS INCORPORATED<<                                                                        162,860
        14,760   O'CHARLEYS INCORPORATED                                                                                    221,105
        17,289   P.F. CHANG'S CHINA BISTRO INCORPORATED<<+                                                                  394,881

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                            VALUE
EATING & DRINKING PLACES (continued)
        13,738   PAPA JOHNS INTERNATIONAL INCORPORATED+                                                             $       311,853
        11,162   RED ROBIN GOURMET BURGERS INCORPORATED<<+                                                                  357,072
        12,657   RUTH'S CHRIS STEAK HOUSE INCORPORATED<<+                                                                   113,154
        40,417   SONIC CORPORATION<<+                                                                                       885,132
        18,877   STEAK N SHAKE COMPANY<<+                                                                                   205,759
        35,811   TEXAS ROADHOUSE INCORPORATED CLASS A+                                                                      396,070
        41,948   TRIARC COMPANIES INCORPORATED CLASS B                                                                      367,464

                                                                                                                          6,095,357
                                                                                                                    ---------------

EDUCATIONAL SERVICES: 0.07%
        15,601   UNIVERSAL TECHNICAL INSTITUTE INCORPORATED<<+                                                              265,217
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES: 4.80%
        17,216   ALLETE INCORPORATED                                                                                        681,409
        11,435   AMERICAN STATES WATER COMPANY                                                                              430,871
        59,681   ATMOS ENERGY CORPORATION                                                                                 1,673,455
        35,153   AVISTA CORPORATION                                                                                         757,196
         6,786   CENTRAL VERMONT PUBLIC SERVICE                                                                             209,280
         9,013   CH ENERGY GROUP INCORPORATED                                                                               401,439
        39,903   CLECO CORPORATION                                                                                        1,109,303
        30,014   EL PASO ELECTRIC COMPANY                                                                                   767,458
        14,406   LACLEDE GROUP INCORPORATED                                                                                 493,261
        18,455   NEW JERSEY RESOURCES                                                                                       923,119
        17,589   NORTHWEST NATURAL GAS COMPANY                                                                              855,881
        49,253   PIEDMONT NATURAL GAS COMPANY<<                                                                           1,288,458
        19,664   SOUTH JERSEY INDUSTRIES INCORPORATED                                                                       709,674
        79,819   SOUTHERN UNION COMPANY                                                                                   2,343,477
        28,350   SOUTHWEST GAS CORPORATION                                                                                  843,980
        70,942   UGI CORPORATION                                                                                          1,933,170
        16,730   UIL HOLDINGS CORPORATION                                                                                   618,174
        23,498   UNISOURCE ENERGY CORPORATION                                                                               741,362
        45,196   WASTE CONNECTIONS INCORPORATED+                                                                          1,396,556

                                                                                                                         18,177,523
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.70%
        17,321   ACTEL CORPORATION+                                                                                         236,605
        28,092   ACUITY BRANDS INCORPORATED                                                                               1,264,140
        80,510   ADAPTEC INCORPORATED+                                                                                      272,124
        23,783   ADVANCED ENERGY INDUSTRIES INCORPORATED+                                                                   311,082
        43,379   AMIS HOLDINGS INCORPORATED<<+                                                                              434,658
        14,746   AO SMITH CORPORATION                                                                                       516,847
         8,221   APPLIED SIGNAL TECHNOLOGY INCORPORATED                                                                     111,641
        91,084   ARRIS GROUP INCORPORATED<<+                                                                                909,018
        22,417   ATMI INCORPORATED+                                                                                         722,948
        30,516   BALDOR ELECTRIC COMPANY                                                                                  1,027,169
         7,887   BEL FUSE INCORPORATED CLASS B                                                                              230,852
        47,554   BENCHMARK ELECTRONICS INCORPORATED<<+                                                                      843,132
        17,067   C&D TECHNOLOGIES INCORPORATED<<+                                                                           112,813
         6,129   CATAPULT COMMUNICATIONS CORPORATION+                                                                        46,274
        18,164   CERADYNE INCORPORATED<<+                                                                                   852,437
        26,428   CHECKPOINT SYSTEMS INCORPORATED+                                                                           686,599
        15,980   COMTECH TELECOMMUNICATIONS CORPORATION+                                                                    863,080
        23,408   CTS CORPORATION                                                                                            232,441
        10,305   CUBIC CORPORATION                                                                                          403,956
        20,325   CYMER INCORPORATED+                                                                                        791,252
        20,782   DIODES INCORPORATED<<+                                                                                     624,915
        12,404   DIONEX CORPORATION+                                                                                      1,027,795
        17,267   DITECH NETWORKS INCORPORATED<<+                                                                             59,916
        21,562   DSP GROUP INCORPORATED+                                                                                    263,056
        18,494   ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                                                                367,106

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                            VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
        32,268   EXAR CORPORATION+                                                                                  $       257,176
        14,946   GREATBATCH INCORPORATED+                                                                                   298,771
        62,040   HARMONIC INCORPORATED+                                                                                     650,179
        17,526   HUTCHINSON TECHNOLOGY INCORPORATED<<+                                                                      461,284
        14,870   LITTELFUSE INCORPORATED+                                                                                   490,115
        20,114   MAGNETEK INCORPORATED+                                                                                      86,088
        15,074   MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                     242,842
        25,247   METHODE ELECTRONICS INCORPORATED                                                                           415,061
        36,328   MICREL INCORPORATED                                                                                        306,972
        51,408   MICROSEMI CORPORATION+                                                                                   1,138,173
        28,227   MOOG INCORPORATED CLASS A<<+                                                                             1,293,056
         3,137   NATIONAL PRESTO INDUSTRIES INCORPORATED<<                                                                  165,194
        13,522   PARK ELECTROCHEMICAL CORPORATION                                                                           381,861
        17,236   PERICOM SEMICONDUCTOR+                                                                                     322,313
        27,825   PHOTRONICS INCORPORATED+                                                                                   346,978
        30,895   PLEXUS CORPORATION+                                                                                        811,303
        21,345   REGAL-BELOIT CORPORATION                                                                                   959,458
        11,887   ROGERS CORPORATION<<+                                                                                      515,539
       107,510   SKYWORKS SOLUTIONS INCORPORATED<<+                                                                         913,835
        15,527   STANDARD MICROSYSTEMS CORPORATION<<+                                                                       606,640
         9,076   SUPERTEX INCORPORATED<<+                                                                                   283,988
        30,288   SYMMETRICOM INCORPORATED+                                                                                  142,656
        17,062   SYNAPTICS INCORPORATED<<+                                                                                  702,272
        27,186   TECHNITROL INCORPORATED                                                                                    776,976
         8,816   TOLLGRADE COMMUNICATIONS INCORPORATED+                                                                      70,704
        28,186   TTM TECHNOLOGIES INCORPORATED+                                                                             328,649
         9,688   UNIVERSAL ELECTRONICS INCORPORATED+                                                                        323,967
        50,467   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED<<+                                                1,867,279
        17,543   VIASAT INCORPORATED+                                                                                       604,005
        12,714   VICOR CORPORATION                                                                                          198,211

                                                                                                                         29,173,401
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.39%
         9,057   CDI CORPORATION                                                                                            219,723
        20,320   LIFECELL CORPORATION<<+                                                                                    875,995
        12,286   MAXMUS INCORPORATED                                                                                        474,362
        12,570   PHARMANET DEVELOPMENT GROUP INCORPORATED+                                                                  492,870
        43,988   REGENERON PHARMACEUTICAL INCORPORATED+                                                                   1,062,310
        38,872   TETRA TECH INCORPORATED<<+                                                                                 835,748
        28,256   WATSON WYATT & COMPANY HOLDINGS                                                                          1,311,361

                                                                                                                          5,272,369
                                                                                                                    ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 2.31%
        45,440   APTARGROUP INCORPORATED<<                                                                                1,858,950
        17,496   GRIFFON CORPORATION<<+                                                                                     217,825
         7,259   GULF ISLAND FABRICATION INCORPORATED                                                                       230,183
         8,313   MATERIAL SCIENCES CORPORATION+                                                                              61,766
        22,918   MOBILE MINI INCORPORATED+                                                                                  424,900
        13,349   NCI BUILDING SYSTEMS INCORPORATED+                                                                         384,318
        53,942   SHAW GROUP INCORPORATED+                                                                                 3,260,254
        24,786   SIMPSON MANUFACTURING COMPANY INCORPORATED                                                                 659,060
        11,464   VALMONT INDUSTRIES INCORPORATED                                                                          1,021,672
        20,877   WATTS WATER TECHNOLOGIES INCORPORATED<<                                                                    622,135

                                                                                                                          8,741,063
                                                                                                                    ---------------

FINANCE COMPANIES: 0.02%
        17,855   REWARDS NETWORK INCORPORATED+                                                                               88,739
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                            VALUE
FOOD & KINDRED PRODUCTS: 1.37%
         6,788   BOSTON BEER COMPANY INCORPORATED+                                                                  $       255,568
        52,034   FLOWERS FOODS INCORPORATED                                                                               1,218,116
         9,330   J & J SNACK FOODS CORPORATION                                                                              291,842
        20,749   LANCE INCORPORATED                                                                                         423,695
         8,308   PEET'S COFFEE & TEA INCORPORATED<<+                                                                        241,514
        17,072   RALCORP HOLDINGS INCORPORATED+                                                                           1,037,807
        10,178   SANDERSON FARMS INCORPORATED<<                                                                             343,813
        20,749   TREEHOUSE FOODS INCORPORATED+                                                                              477,020
        28,487   UNITED NATURAL FOODS INCORPORATED<<+                                                                       903,608

                                                                                                                          5,192,983
                                                                                                                    ---------------
FOOD STORES: 0.33%
        15,244   GREAT ATLANTIC & PACIFIC TEA COMPANY INCORPORATED<<+                                                       477,595
        21,459   PANERA BREAD COMPANY<<+                                                                                    768,661

                                                                                                                          1,246,256
                                                                                                                    ---------------
FOOTWEAR: 0.89%
        54,833   CROCS INCORPORATED<<                                                                                     2,018,403
         8,633   DECKERS OUTDOOR CORPORATION+                                                                             1,338,633

                                                                                                                          3,357,036
                                                                                                                    ---------------
FURNITURE & FIXTURES: 0.30%
         7,850   BASSETT FURNITURE INDUSTRIES INCORPORATED                                                                   73,319
        19,794   ETHAN ALLEN INTERIORS INCORPORATED<<                                                                       564,129
        34,190   LA-Z-BOY INCORPORATED<<                                                                                    271,127
        31,137   SELECT COMFORT CORPORATION<<+                                                                              218,270

                                                                                                                          1,126,845
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES: 0.46%
        26,273   CABELA'S INCORPORTED<<+                                                                                    395,934
        33,701   CASEY'S GENERAL STORES INCORPORATED<<                                                                      997,887
        26,796   FRED'S INCORPORATED                                                                                        258,045
        17,174   STEIN MART INCORPORATED<<                                                                                   81,405

                                                                                                                          1,733,271
                                                                                                                    ---------------
HEALTH SERVICES: 2.88%
        17,439   AMEDISYS INCORPORATED<<+                                                                                   846,140
        20,666   AMSURG CORPORATION+                                                                                        559,222
        21,221   CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                     302,187
        16,482   CRYOLIFE INCORPORATED+                                                                                     131,032
        20,754   ENZO BIOCHEM INCORPORATED<<+                                                                               264,406
        18,602   GENTIVA HEALTH SERVICES INCORPORATED+                                                                      354,182
        23,695   HEALTHWAYS INCORPORATED<<+                                                                               1,384,736
        45,640   HOOPER HOLMES INCORPORATED+                                                                                 78,501
        21,481   INVENTIV HEALTH INCORPORATED<<+                                                                            665,052
        12,676   LCA-VISION INCORPORATED<<                                                                                  253,130
         9,580   LHC GROUP INCORPORATED<<+                                                                                  239,308
        14,241   MATRIA HEALTHCARE INCORPORATED+                                                                            338,509
         9,052   MEDCATH CORPORATION+                                                                                       222,317
        20,984   NAUTILUS GROUP INCORPORATED<<                                                                              101,772
        21,749   ODYSSEY HEALTHCARE INCORPORATED+                                                                           240,544
        32,184   PEDIATRIX MEDICAL GROUP INCORPORATED                                                                     2,193,340
        11,495   REHABCARE GROUP INCORPORATED+                                                                              259,327
        37,366   SIERRA HEALTH SERVICES INCORPORATED<<+                                                                   1,567,877

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                            VALUE
HEALTH SERVICES (continued)
        29,787   SUNRISE SENIOR LIVING INCORPORATED<<+                                                              $       913,865

                                                                                                                         10,915,447
                                                                                                                    ---------------
HOLDING & OTHER INVESTMENT OFFICES: 3.53%
         8,785   4KIDS ENTERTAINMENT INCORPORATED+                                                                          115,523
        21,395   ACADIA REALTY TRUST                                                                                        547,926
        43,533   BIOMED REALTY TRUST INCORPORATED                                                                         1,008,660
        31,278   COLONIAL PROPERTIES TRUST<<                                                                                707,821
        62,993   DIAMONDROCK HOSPITALITY                                                                                    943,635
        15,834   EASTGROUP PROPERTIES INCORPORATED                                                                          662,653
        18,675   ENTERTAINMENT PROPERTIES TRUST                                                                             877,725
        16,746   ESSEX PROPERTY TRUST INCORPORATED<<                                                                      1,632,568
        38,789   INLAND REAL ESTATE CORPORATION                                                                             549,252
        21,788   KILROY REALTY CORPORATION                                                                                1,197,468
        19,269   KITE REALTY GROUP TRUST                                                                                    294,238
        13,419   LTC PROPERTIES INCORPORATED                                                                                336,146
        33,454   MEDICAL PROPERTIES TRUST INCORPORATED<<                                                                    340,896
        17,008   MID-AMERICA APARTMENT COMMUNITIES INCORPORATED<<                                                           727,092
        47,805   NATIONAL RETAIL PROPERTIES INCORPORATED<<                                                                1,117,681
        10,277   PARKWAY PROPERTIES INCORPORATED                                                                            380,043
        10,647   PS BUSINESS PARKS INCORPORATED                                                                             559,500
        14,401   SOVRAN SELF STORAGE INCORPORATED                                                                           577,480
        20,824   TANGER FACTORY OUTLET CENTERS INCORPORATED<<                                                               785,273

                                                                                                                         13,361,580
                                                                                                                    ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.09%
        20,219   BELL MICROPRODUCTS INCORPORATED+                                                                           121,516
        14,519   HAVERTY FURNITURE COMPANIES INCORPORATED                                                                   130,526
        19,841   TUESDAY MORNING CORPORATION<<                                                                              100,594

                                                                                                                            352,636
                                                                                                                    ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.12%
        14,341   MARCUS CORPORATION                                                                                         221,568
         9,393   MONARCH CASINO & RESORT INCORPORATED+                                                                      226,183

                                                                                                                            447,751
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.87%
        13,502   A.S.V. INCORPORATED<<+                                                                                     187,003
        12,752   ASTEC INDUSTRIES INCORPORATED+                                                                             474,247
        67,993   AXCELIS TECHNOLOGIES INCORPORATED+                                                                         312,768
        11,758   BLACK BOX CORPORATION                                                                                      425,287
        32,949   BRIGGS & STRATTON CORPORATION<<                                                                            746,624
        47,119   BROOKS AUTOMATION INCORPORATED+                                                                            622,442
         6,056   CASCADE CORPORATION                                                                                        281,362
        18,022   DRIL-QUIP INCORPORATED+                                                                                  1,003,105
        14,372   ENPRO INDUSTRIES INCORPORATED+                                                                             440,502
        35,580   GARDNER DENVER INCORPORATED+                                                                             1,174,140
        14,346   INTEVAC INCORPORATED+                                                                                      208,591
        18,808   KAYDON CORPORATION                                                                                       1,025,788
        35,423   KULICKE & SOFFA INDUSTRIES INCORPORATED<<+                                                                 243,002
        42,533   LENNOX INTERNATIONAL INCORPORATED                                                                        1,761,717
         7,817   LINDSAY MANUFACTURING COMPANY<<                                                                            552,584
         9,779   LUFKIN INDUSTRIES INCORPORATED                                                                             560,239
        27,259   MICROS SYSTEMS INCORPORATED<<+                                                                           1,912,491
        12,260   NATCO GROUP INCORPORATED<<+                                                                                663,879
        23,388   NETGEAR INCORPORATED+                                                                                      834,250
        11,742   PLANAR SYSTEMS INCORPORATED+                                                                                75,149
        11,386   ROBBINS & MYERS INCORPORATED                                                                               861,123

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                            VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
        17,202   SCANSOURCE INCORPORATED+                                                                           $       556,485
        26,402   TORO COMPANY                                                                                             1,437,325
        15,448   ULTRATECH INCORPORATED+                                                                                    175,180
        16,365   WATSCO INCORPORATED                                                                                        601,577
        19,595   WOODWARD GOVERNOR COMPANY                                                                                1,331,480

                                                                                                                         18,468,340
                                                                                                                    ---------------

INSURANCE AGENTS, BROKERS & SERVICE: 0.26%
        24,625   HILB, ROGAL & HAMILTON COMPANY                                                                             999,036
                                                                                                                    ---------------
INSURANCE CARRIERS: 3.44%
        35,374   AMERIGROUP CORPORATION<<+                                                                                1,289,382
        28,943   CENTENE CORPORATION+                                                                                       794,196
        29,264   DELPHI FINANCIAL GROUP INCORPORATED CLASS A                                                              1,032,434
        46,068   FREMONT GENERAL CORPORATION<<+                                                                             161,238
        24,601   HEALTHEXTRAS INCORPORATED+                                                                                 641,594
        10,877   INFINITY PROPERTY & CASUALTY CORPORATION                                                                   392,986
        10,351   LANDAMERICA FINANCIAL GROUP INCORPORATED<<                                                                 346,241
         9,429   MOLINA HEALTHCARE INCORPORATED<<+                                                                          364,902
        38,755   PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+                                                           1,525,009
        14,338   PRESIDENTIAL LIFE CORPORATION                                                                              251,058
        21,726   PROASSURANCE CORPORATION<<+                                                                              1,193,192
        12,854   RLI CORPORATION                                                                                            729,979
        10,762   SAFETY INSURANCE GROUP INCORPORATED                                                                        394,104
         5,496   SCPIE HOLDINGS INCORPORATED+                                                                               150,975
        35,296   SELECTIVE INSURANCE GROUP INCORPORATED                                                                     811,455
        11,988   STEWART INFORMATION SERVICES CORPORATION                                                                   312,767
         8,856   THE NAVIGATORS GROUP INCORPORATED+                                                                         575,640
        13,417   TOWER GROUP INCORPORATED                                                                                   448,128
         8,234   TRIAD GUARANTY INCORPORATED<<+                                                                              80,693
        14,710   UNITED FIRE & CASUALTY COMPANY                                                                             427,914
        24,651   ZENITH NATIONAL INSURANCE CORPORATION                                                                    1,102,639

                                                                                                                         13,026,526
                                                                                                                    ---------------
LEATHER & LEATHER PRODUCTS: 0.35%
        29,421   BROWN SHOE COMPANY INCORPORATED                                                                            446,317
        15,158   GENESCO INCORPORATED<<+                                                                                    572,972
        17,795   K-SWISS INCORPORATED                                                                                       322,090

                                                                                                                          1,341,379
                                                                                                                    ---------------

LEGAL SERVICES: 0.09%
         5,825   PRE-PAID LEGAL SERVICES INCORPORATED<<+                                                                    322,414
                                                                                                                    ---------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.25%
        10,485   COACHMEN INDUSTRIES INCORPORATED+                                                                           62,386
         7,059   DELTIC TIMBER CORPORATION                                                                                  363,468
         4,519   SKYLINE CORPORATION                                                                                        132,633
        12,640   UNIVERSAL FOREST PRODUCTS                                                                                  372,374

                                                                                                                            930,861
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 7.47%
        48,035   AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED<<+                                                          694,586
         8,882   ANALOGIC CORPORATION                                                                                       601,489
        18,564   ARTHROCARE CORPORATION<<+                                                                                  892,000
        15,884   BIOLASE TECHNOLOGY INCORPORATED<<+                                                                          37,486
        15,292   COHU INCORPORATED                                                                                          233,968
        19,025   CONMED CORPORATION+                                                                                        439,668

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
        29,791   COOPER COMPANIES INCORPORATED                                                                      $     1,132,058
        14,904   CYBERONICS INCORPORATED<<+                                                                                 196,137
         8,611   DATASCOPE CORPORATION                                                                                      313,440
        19,448   ESTERLINE TECHNOLOGIES CORPORATION<<+                                                                    1,006,434
        11,026   FARO TECHNOLOGIES INCORPORATED+                                                                            299,687
        24,130   FEI COMPANY<<+                                                                                             599,148
        90,288   FLIR SYSTEMS INCORPORATED<<+                                                                             2,826,014
        30,919   FOSSIL INCORPORATED<<+                                                                                   1,297,980
        16,898   HAEMONETICS CORPORATION<<                                                                                1,064,912
         8,216   ICU MEDICAL INCORPORATED<<+                                                                                295,858
        12,271   INTEGRA LIFESCIENCES HOLDINGS<<+                                                                           514,523
        54,757   ION GEOPHYSICAL CORPORATION+                                                                               864,065
        20,352   ITRON INCORPORATED<<+                                                                                    1,953,181
         9,399   KEITHLEY INSTRUMENTS INCORPORATED                                                                           90,982
         8,149   KENSEY NASH CORPORATION+                                                                                   243,818
        45,137   KOPIN CORPORATION+                                                                                         142,633
        22,571   MENTOR CORPORATION<<                                                                                       882,526
        26,517   MERIDIAN DIAGNOSTICS INCORPORATED<<                                                                        797,631
        18,157   MERIT MEDICAL SYSTEMS INCORPORATED+                                                                        252,382
        33,170   MKS INSTRUMENTS INCORPORATED<<+                                                                            634,874
        11,760   MTS SYSTEMS CORPORATION                                                                                    501,799
        24,661   NEWPORT CORPORATION<<+                                                                                     315,414
        11,740   OSTEOTECH INCORPORATED+                                                                                     91,807
        12,166   PALOMAR MEDICAL TECHNOLOGIES INCORPORATED<<+                                                               186,383
        11,074   PHOTON DYNAMICS INCORPORATED+                                                                               91,914
        11,295   POSSIS MEDICAL INCORPORATED+                                                                               164,681
        49,244   RESPIRONICS INCORPORATED+                                                                                3,224,497
        19,393   RUDOLPH TECHNOLOGIES INCORPORATED+                                                                         219,529
        17,294   SONIC SOLUTIONS<<+                                                                                         179,685
        23,563   SYMMETRY MEDICAL INCORPORATED<<+                                                                           410,703
        23,339   TELEDYNE TECHNOLOGIES INCORPORATED<<+                                                                    1,244,669
        22,124   THERAGENICS CORPORATION+                                                                                    79,204
        80,656   TRIMBLE NAVIGATION LIMITED+                                                                              2,439,037
        21,124   VEECO INSTRUMENTS INCORPORATED<<+                                                                          352,771
         5,295   VITAL SIGNS INCORPORATED                                                                                   270,680
        19,459   X-RITE INCORPORATED+                                                                                       226,114

                                                                                                                         28,306,367
                                                                                                                    ---------------
MEDICAL EQUIPMENT & SUPPLIES: 0.36%
        21,263   INVACARE CORPORATION                                                                                       535,828
        43,022   PSS WORLD MEDICAL INCORPORATED+                                                                            841,941

                                                                                                                          1,377,769
                                                                                                                    ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.14%
        14,797   AMCOL INTERNATIONAL CORPORATION                                                                            533,136
                                                                                                                    ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.60%
        47,763   CENTRAL GARDEN & PET COMPANY CLASS A<<+                                                                    256,010
        22,253   DAKTRONICS INCORPORATED<<                                                                                  502,250
        18,774   JAKKS PACIFIC INCORPORATED+                                                                                443,254
        10,964   LYDALL INCORPORATED+                                                                                       115,341
        12,604   RC2 CORPORATION+                                                                                           353,794
        11,116   RUSS BERRIE & COMPANY INCORPORATED+                                                                        181,858
        23,431   SHUFFLE MASTER INCORPORATED<<+                                                                             280,938
         8,310   STANDEX INTERNATIONAL CORPORATION                                                                          145,010

                                                                                                                          2,278,455
                                                                                                                    ---------------
MISCELLANEOUS RETAIL: 1.13%
        14,705   BIG 5 SPORTING GOODS CORPORATION                                                                           212,046

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
MISCELLANEOUS RETAIL (continued)
        10,673   BLUE NILE INCORPORATED<<+                                                                          $       726,404
        19,419   CASH AMERICA INTERNATIONAL INCORPORATED                                                                    627,234
        20,685   HIBBETT SPORTS INCORPORATED<<+                                                                             413,286
        16,615   JO ANN STORES INCORPORATED+                                                                                217,324
        21,071   LONGS DRUG STORES CORPORATION                                                                              990,337
        12,836   NORTH AMERICAN WATCH CORPORATION                                                                           324,622
        27,143   SPECTRUM BRANDS INCORPORATED<<+                                                                            144,672
        10,811   STAMPS.COM INCORPORATED+                                                                                   131,678
        29,661   ZALE CORPORATION<<+                                                                                        476,356

                                                                                                                          4,263,959
                                                                                                                    ---------------
MOTION PICTURES: 0.17%
        23,210   AVID TECHNOLOGY INCORPORATED<<+                                                                            657,771
                                                                                                                    ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.92%
        16,739   ARKANSAS BEST CORPORATION<<                                                                                367,254
        20,060   FORWARD AIR CORPORATION                                                                                    625,270
        38,039   HEARTLAND EXPRESS INCORPORATED<<                                                                           539,393
        35,747   LANDSTAR SYSTEM INCORPORATED                                                                             1,506,736
        18,843   OLD DOMINION FREIGHT LINE<<+                                                                               435,462

                                                                                                                          3,474,115
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.25%
        17,063   FINANCIAL FEDERAL CORPORATION                                                                              380,334
        19,189   FIRST CASH FINANCIAL SERVICES INCORPORATED+                                                                281,695
        11,210   WORLD ACCEPTANCE CORPORATION+                                                                              302,446

                                                                                                                            964,475
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 5.04%
        18,325   ATWOOD OCEANICS INCORPORATED                                                                             1,836,898
        14,957   BASIC ENERGY SERVICES INCORPORATED+                                                                        328,306
        64,568   CABOT OIL & GAS CORPORATION                                                                              2,606,610
        60,733   HELIX ENERGY SOLUTIONS GROUP INCORPORATED<<+                                                             2,520,420
        36,622   OCEANEERING INTERNATIONAL INCORPORATED+                                                                  2,466,492
         9,910   PETROLEUM DEVELOPMENT CORPORATION+                                                                         585,978
        33,016   PIONEER DRILLING COMPANY+                                                                                  392,230
        15,392   SEACOR HOLDINGS INCORPORATED+                                                                            1,427,454
        41,808   ST. MARY LAND & EXPLORATION COMPANY                                                                      1,614,207
        18,637   STONE ENERGY CORPORATION+                                                                                  874,262
        10,460   SUPERIOR WELL SERVICES+                                                                                    221,961
        20,019   SWIFT ENERGY COMPANY+                                                                                      883,038
        49,414   TETRA TECHNOLOGIES INCORPORATED+                                                                           769,376
        30,842   UNIT CORPORATION+                                                                                        1,426,443
        20,406   W-H ENERGY SERVICES INCORPORATED<<+                                                                      1,147,021

                                                                                                                         19,100,696
                                                                                                                    ---------------
PAPER & ALLIED PRODUCTS: 0.52%
        25,989   BUCKEYE TECHNOLOGIES INCORPORATED+                                                                         324,863
        19,592   CARAUSTAR INDUSTRIES INCORPORATED+                                                                          60,539
        13,206   CHESAPEAKE CORPORATION+                                                                                     68,539
         9,936   NEENAH PAPER INCORPORATED                                                                                  289,634
        22,230   ROCK-TENN COMPANY CLASS A                                                                                  564,864
        10,350   SCHWEITZER MANDUIT INTERNATIONAL INCORPORATED                                                              268,169
         8,393   STANDARD REGISTER COMPANY                                                                                   97,862
        33,745   WAUSAU PAPER CORPORATION                                                                                   303,368

                                                                                                                          1,977,838
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
PERSONAL SERVICES: 0.43%
         6,496   ANGELICA CORPORATION                                                                               $       124,074
        18,593   COINSTAR INCORPORATED+                                                                                     523,393
         3,524   CPI CORPORATION                                                                                             82,990
        14,092   G & K SERVICES INCORPORATED CLASS A                                                                        528,732
         9,492   UNIFIRST CORPORATION                                                                                       360,696

                                                                                                                          1,619,885
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.35%
        28,171   HEADWATERS INCORPORATED<<+                                                                                 330,728
        11,207   WD-40 COMPANY                                                                                              425,530
        19,009   WORLD FUEL SERVICES CORPORATION                                                                            551,831

                                                                                                                          1,308,089
                                                                                                                    ---------------
PHARMACEUTICALS: 0.29%
         8,548   KENDLE INTERNATIONAL INCORPORATED+                                                                         418,168
        29,206   SAVIENT PHARMACEUTICALS INCORPORATED<<+                                                                    670,862

                                                                                                                          1,089,030
                                                                                                                    ---------------
PHARMACEUTICALS: 0.10%
        46,472   VIROPHARMA INCORPORATED<<+                                                                                 368,988
                                                                                                                    ---------------
PRIMARY METAL INDUSTRIES: 2.44%
        30,082   BELDEN CDT INCORPORATED                                                                                  1,338,649
        13,562   BRUSH ENGINEERED MATERIALS INCORPORATED+                                                                   504,506
        19,345   CENTURY ALUMINUM COMPANY+                                                                                1,043,469
        29,573   CURTISS-WRIGHT CORPORATION                                                                               1,484,565
        19,873   GIBRALTAR INDUSTRIES INCORPORATED                                                                          306,442
        24,625   MUELLER INDUSTRIES INCORPORATED                                                                            713,879
        24,728   QUANEX CORPORATION                                                                                       1,283,383
        15,349   RTI INTERNATIONAL METALS INCORPORATED+                                                                   1,058,007
        18,187   TEXAS INDUSTRIES INCORPORATED                                                                            1,274,909
        15,462   TREDEGAR CORPORATION                                                                                       248,629

                                                                                                                          9,256,438
                                                                                                                    ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.18%
        17,749   BOWNE & COMPANY INCORPORATED                                                                               312,382
         8,038   CONSOLIDATED GRAPHICS INCORPORATED+                                                                        384,377

                                                                                                                            696,759
                                                                                                                    ---------------
REAL ESTATE: 0.21%
        23,511   FORESTAR REAL ESTATE GROUP INCORPORATED+                                                                   554,624
        17,454   MERITAGE CORPORATION<<+                                                                                    254,305

                                                                                                                            808,929
                                                                                                                    ---------------
REAL ESTATE INVESTMENT TRUST (REIT): 0.68%
        43,422   EXTRA SPACE STORAGE INCORPORATED                                                                           620,500
        42,340   LEXINGTON CORPORATE PROPERTIES TRUST                                                                       615,624
        58,975   SENIOR HOUSING PROPERTIES TRUST<<                                                                        1,337,553

                                                                                                                          2,573,677
                                                                                                                    ---------------
RESTAURANTS: 0.06%
        10,180   BUFFALO WILD WINGS INCORPORATED+                                                                           236,380
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

RETAIL, TRADE & SERVICES: 0.25%
        34,811   MEN'S WEARHOUSE INCORPORATED                                                                       $       939,201
                                                                                                                    ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.11%
        18,580   A. SCHULMAN INCORPORATED                                                                                   400,399
                                                                                                                    ---------------
S&L THRIFTS-SOUTHERN US: 0.10%
        23,511   GUARANTY FINANCIAL GROUP INCORPORATED+                                                                     376,176
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.87%
        29,163   INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                                                1,387,867
        35,983   LABRANCHE & COMPANY INCORPORATED<<+                                                                        181,354
        29,316   OPTIONSXPRESS HOLDINGS INCORPORATED                                                                        991,467
        11,634   PIPER JAFFRAY COMPANIES INCORPORATED+                                                                      538,887
        14,940   SWS GROUP INCORPORATED                                                                                     189,290

                                                                                                                          3,288,865
                                                                                                                    ---------------
SOCIAL SERVICES: 0.11%
        16,872   RES-CARE INCORPORATED+                                                                                     424,500
                                                                                                                    ---------------
SOFTWARE: 0.23%
        17,684   EPIQ SYSTEMS INCORPORATED+                                                                                 307,878
        13,014   MANTECH INTERNATIONAL CORPORATION CLASS A<<+                                                               570,273

                                                                                                                            878,151
                                                                                                                    ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.41%
        19,356   APOGEE ENTERPRISES INCORPORATED                                                                            331,181
        15,966   CABOT MICROELECTRONICS CORPORATION<<+                                                                      573,339
        13,516   CARBO CERAMICS INCORPORATED                                                                                502,795
         9,673   LIBBEY INCORPORATED                                                                                        153,220

                                                                                                                          1,560,535
                                                                                                                    ---------------
TEXTILE MILL PRODUCTS: 0.62%
        17,473   ALBANY INTERNATIONAL CORPORATION CLASS A                                                                   648,248
        36,261   INTERFACE INCORPORATED                                                                                     591,780
        10,351   OXFORD INDUSTRIES INCORPORATED<<                                                                           266,745
        34,749   WOLVERINE WORLD WIDE INCORPORATED                                                                          852,045

                                                                                                                          2,358,818
                                                                                                                    ---------------
TEXTILES - PRODUCTS: 0.20%
        37,847   ICONIX BRAND GROUP INCORPORATED+                                                                           744,072
                                                                                                                    ---------------
TOBACCO PRODUCTS: 0.06%
        59,179   ALLIANCE ONE INTERNATIONAL INCORPORATED+                                                                   240,859
                                                                                                                    ---------------
TRANSPORTATION BY AIR: 0.57%
        15,798   BRISTOW GROUP INCORPORATED<<+                                                                              894,957
        24,365   FRONTIER AIRLINES HOLDINGS INCORPORATED<<+                                                                 128,160
        19,104   MESA AIR GROUP INCORPORATED+                                                                                59,031
        40,488   SKYWEST INCORPORATED                                                                                     1,087,103

                                                                                                                          2,169,251
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT: 1.94%
        25,225   AAR CORPORATION+                                                                                           959,307
         7,996   ARCTIC CAT INCORPORATED<<                                                                                   95,472
        33,173   CLARCOR INCORPORATED                                                                                     1,259,579
        42,727   FLEETWOOD ENTERPRISES INCORPORATED<<+                                                                      255,507
        37,571   GENCORP INCORPORATED+                                                                                      438,078

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                              VALUE
TRANSPORTATION EQUIPMENT (continued)
      15,146   GROUP 1 AUTOMOTIVE INCORPORATED<<                                                                      $     359,718
      15,329   HORNBECK OFFSHORE<<+                                                                                         689,039
      19,936   MONACO COACH CORPORATION                                                                                     177,032
      23,273   POLARIS INDUSTRIES INCORPORATED<<                                                                          1,111,751
      21,691   SPARTAN MOTORS INCORPORATED<<                                                                                165,719
       7,963   STANDARD MOTOR PRODUCTS INCORPORATED                                                                          64,978
      15,394   SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED                                                               279,709
      11,110   TRIUMPH GROUP INCORPORATED                                                                                   914,909
      20,144   WABASH NATIONAL CORPORATION                                                                                  154,907
      19,652   WINNEBAGO INDUSTRIES INCORPORATED<<                                                                          413,085

                                                                                                                          7,338,790
                                                                                                                      -------------

TRANSPORTATION SERVICES: 0.18%
      25,790   HUB GROUP INCORPORATED CLASS A<<+                                                                            685,498
                                                                                                                      -------------

WATER TRANSPORTATION: 0.44%
      35,561   KIRBY CORPORATION+                                                                                         1,652,875
                                                                                                                      -------------

WHOLESALE TRADE NON-DURABLE GOODS: 1.29%
      26,388   HAIN CELESTIAL GROUP INCORPORATED+                                                                           844,416
      18,713   MYERS INDUSTRIES INCORPORATED                                                                                270,777
       8,995   NASH FINCH COMPANY<<                                                                                         317,344
      23,593   PERFORMANCE FOOD GROUP COMPANY<<+                                                                            633,944
      11,706   SCHOOL SPECIALTY INCORPORATED+                                                                               404,442
      14,547   SPARTAN STORES INCORPORATED<<                                                                                332,399
      11,903   THE ANDERSONS INCORPORATED                                                                                   533,254
      22,291   TRACTOR SUPPLY COMPANY<<+                                                                                    801,139
      16,631   UNITED STATIONERS INCORPORATED<<+                                                                            768,519

                                                                                                                          4,906,234
                                                                                                                      -------------

WHOLESALE TRADE-DURABLE GOODS: 2.16%
      10,874   A.M. CASTLE & COMPANY                                                                                        295,664
      24,463   APPLIED INDUSTRIAL TECHNOLOGIES INCORPORATED                                                                 709,916
      30,038   BARNES GROUP INCORPORATED                                                                                  1,002,969
      19,534   BUILDING MATERIALS HOLDINGS CORPORATION<<                                                                    108,023
      17,058   DIGI INTERNATIONAL INCORPORATED+                                                                             242,053
      32,208   INSIGHT ENTERPRISES INCORPORATED+                                                                            587,474
      16,374   KAMAN CORPORATION CLASS A                                                                                    602,727
      38,574   KNIGHT TRANSPORTATION INCORPORATED<<                                                                         571,281
       2,776   LAWSON PRODUCTS INCORPORATED                                                                                 105,266
      75,263   LKQ CORPORATION<<+                                                                                         1,582,028
      27,154   OWENS & MINOR INCORPORATED                                                                                 1,152,144
      27,559   PEP BOYS-MANNY, MOE & JACK<<                                                                                 316,377
      31,590   POOL CORPORATION<<                                                                                           626,420
      23,262   TYLER TECHNOLOGIES INCORPORATED+                                                                             299,870

                                                                                                                          8,202,212
                                                                                                                      -------------

TOTAL COMMON STOCKS (COST $303,245,684)                                                                                 349,527,297
                                                                                                                      -------------

PRINCIPAL                                                                             INTEREST RATE   MATURITY DATE
COLLATERAL FOR SECURITIES LENDING: 30.16%

COLLATERAL INVESTED IN OTHER ASSETS: 30.16%
$    701,148   BANCO SANTANDER TOTTA LOAN+/-++                                             5.04%         10/15/2008         700,089
     701,148   BANK OF IRELAND+/-++                                                        4.86          10/14/2008         700,376
   2,524,132   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
               VALUE $2,524,784)                                                           4.65          01/02/2008       2,524,132
   1,402,295   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
               AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $1,402,649)                 4.55          01/02/2008       1,402,295

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  7,432,166   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
               102% COLLATERALIZED (MATURITY VALUE $7,434,065)                             4.60%        01/02/2008    $   7,432,166
     560,918   BNP PARIBAS+/-                                                              4.84         11/07/2008          559,953
   1,402,295   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $1,402,652)                                                 4.58         01/02/2008        1,402,295
     701,148   CAFCO LLC                                                                   5.41         01/09/2008          700,475
   1,963,214   CHARIOT FUNDING LLC++                                                       5.61         01/16/2008        1,959,621
   1,822,984   CHEYNE FINANCE LLC+/-++^^(A)(I)                                             4.61         02/25/2008        1,640,686
   1,402,295   CHEYNE FINANCE LLC+/-++^^(A)(I)                                             4.67         05/19/2008        1,262,066
  10,640,470   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $10,643,201)                                                4.62         01/02/2008       10,640,470
     140,230   COMERICA BANK+/-                                                            5.24         02/08/2008          140,144
   7,990,347   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
               COLLATERALIZED (MATURITY VALUE $7,992,389)                                  4.60         01/02/2008        7,990,347
     701,148   CULLINAN FINANCE CORPORATION+/-++                                           4.57         02/12/2008          700,390
   2,103,443   CULLINAN FINANCE CORPORATION+/-++                                           4.57         08/04/2008        2,091,958
   1,682,754   CULLINAN FINANCE CORPORATION+/-++                                           4.85         02/25/2008        1,682,754
   6,310,329   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $6,311,935)                                                 4.58         01/02/2008        6,310,329
   2,804,591   FIVE FINANCE INCORPORATED+/-++                                              5.18         07/09/2008        2,784,846
   1,710,800   GALLEON CAPITAL LLC++                                                       4.60         01/02/2008        1,710,800
   1,963,214   GOVCO LLC++                                                                 4.41         01/25/2008        1,957,501
   1,177,928   GOVCO LLC                                                                   5.30         01/03/2008        1,177,787
     420,689   GRAMPIAN FUNDING LIMITED                                                    5.11         01/03/2008          420,638
   5,468,952   GREENWICH CAPITAL REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $5,470,341)                                                 4.57         01/02/2008        5,468,952
     280,459   HARRIER FINANCE FUNDING LLC+/-                                              4.88         04/25/2008          280,459
     701,148   HARRIER FINANCE FUNDING LLC+/-++                                            5.20         01/11/2008          701,021
   1,822,984   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                               5.10         08/16/2008        1,822,984
     701,148   INTESA BANK (IRELAND) PLC+/-++                                              4.88         10/24/2008          700,271
  14,864,331   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $14,868,146)                                                4.62         01/02/2008       14,864,331
     224,367   JUPITER SECURITIZATION CORPORATION                                          5.41         01/17/2008          223,928
   1,612,640   KESTREL FUNDING US LLC+/-++                                                 4.84         02/25/2008        1,612,366
     280,459   KESTREL FUNDING US LLC+/-                                                   4.88         04/25/2008          280,459
   1,402,295   LINKS FINANCE LLC+/-++                                                      4.57         08/15/2008        1,386,225
   2,075,397   LIQUID FUNDING LIMITED+/-++                                                 5.11         06/11/2008        2,077,058
     129,712   MORGAN STANLEY+/-                                                           5.15         10/15/2008          129,712
  12,419,367   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $12,422,527)                                                4.58         01/02/2008       12,419,367
   1,402,295   NORTHERN ROCK PLC+/-++                                                      5.27         10/03/2008        1,388,889
     113,446   RACERS TRUST SERIES 2004-6-MM+/-++                                          5.05         03/22/2008          113,446
   1,009,653   SEDNA FINANCE INCORPORATED+/-++                                             5.21         04/10/2008        1,006,442
     224,367   SHEFFIELD RECEIVABLES CORPORATION++                                         5.85         01/04/2008          224,307
     715,171   SHIPROCK FINANCE SERIES 2007-4A+/-++                                        5.10         04/11/2008          715,171
     546,895   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                              4.82         02/29/2008          546,488
     701,148   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                              5.22         02/04/2008          700,839
     560,918   SLM CORPORATION+/-++                                                        5.23         05/12/2008          557,603
   1,402,295   STANFIELD VICTORIA FUNDING LLC+/-++(K)(A)(I)                                4.88         02/15/2008        1,393,152
     869,423   STANFIELD VICTORIA FUNDING LLC+/-++(K)(A)(I)                                5.23         04/03/2008          860,911
     301,241   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                        5.51         01/18/2008          300,612
     162,133   THE TRAVELERS INSURANCE COMPANY+/-                                          5.31         02/08/2008          162,130
     701,148   UNICREDITO ITALIANO BANK (IRELAND)+/-                                       5.05         10/14/2008          700,419
     701,148   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                          5.26         10/08/2008          700,531
   1,794,938   VERSAILLES CDS LLC++                                                        6.15         01/04/2008        1,794,453
   1,205,974   VICTORIA FINANCE LLC+/-++(K)(A)(I)                                          4.57         07/28/2008        1,177,344
     701,148   VICTORIA FINANCE LLC+/-++(K)(A)(I)                                          4.60         08/07/2008          701,148
   1,402,295   WHITE PINE FINANCE LLC+/-++(K)                                              4.98         02/22/2008        1,398,439

                                                                                                                        114,301,575
                                                                                                                      -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $114,599,353)                                                             114,301,575
                                                                                                                      -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                              VALUE
SHORT-TERM INVESTMENTS: 1.00%
   3,804,429   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           $   3,804,429
                                                                                                                      -------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,804,429)                                                                            3,804,429
                                                                                                                      -------------

PRINCIPAL                                                                             INTEREST RATE   MATURITY DATE
US TREASURY SECURITIES: 0.20%

US TREASURY BILLS: 0.20%
$     40,000   US TREASURY BILL^#                                                          3.85%        02/07/2008           39,881
      90,000   US TREASURY BILL^#                                                          3.08         05/08/2008           88,971
      75,000   US TREASURY BILL^#                                                          3.14         05/08/2008           74,143
     570,000   US TREASURY BILL^#                                                          3.69         05/08/2008          563,485

                                                                                                                            766,480
                                                                                                                      -------------

TOTAL US TREASURY SECURITIES (COST $765,793)                                                                                766,480
                                                                                                                      -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $422,415,259)*                                           123.59%                                                $ 468,399,781

OTHER ASSETS AND LIABILITIES, NET                              (23.59)                                                  (89,413,970)
                                                               ------                                                 -------------

TOTAL NET ASSETS                                               100.00%                                                $ 378,985,811
                                                               ------                                                 -------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)   ILLIQUID SECURITY.

(K) SUBSEQUENT TO DECEMBER 31, 2007, THIS SECURITY HAS BEEN CLASSIFIED AS A DEFAULTED SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,804,429.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                            VALUE
COMMON STOCKS: 93.62%

ADMINISTRATION OF HUMAN RESOURCE PROGRAMS: 1.05%
       403,200   KENEXA CORPORATION<<+                                                                                $   7,830,144
                                                                                                                      -------------
BIOPHARMACEUTICALS: 3.26%
       745,100   APPLERA CORPORATION-CELERA GROUP+                                                                       11,824,737
       787,900   HUMAN GENOME SCIENCES INCORPORATED+                                                                      8,225,676
       358,600   ZYMOGENETICS INCORPORATED+                                                                               4,184,862

                                                                                                                         24,235,275
                                                                                                                      -------------
BUSINESS SERVICES: 16.10%
     1,032,700   ACTUATE CORPORATION+                                                                                     8,024,079
     2,116,900   ART TECHNOLOGY GROUP INCORPORATED+                                                                       9,145,008
       433,700   CHORDIANT SOFTWARE INCORPORATED+                                                                         3,708,135
       467,900   COMMVAULT SYSTEMS INCORPORATED<<                                                                         9,910,122
       189,400   CONCUR TECHNOLOGIES INCORPORATED                                                                         6,858,174
        15,500   DELTEK INCORPORATION+                                                                                      236,065
       246,300   DOUBLE-TAKE SOFTWARE INCORPORATED                                                                        5,349,636
       523,100   EPICOR SOFTWARE CORPORATION+                                                                             6,162,118
       728,400   FALCONSTOR SOFTWARE INCORPORATED+                                                                        8,201,784
        99,200   HILL INTERNATIONAL INCORPORATED+                                                                         1,405,664
       431,600   OMNICELL INCORPORATED+                                                                                  11,622,988
       351,040   PARAMETRIC TECHNOLOGY CORPORATION+                                                                       6,266,064
       533,800   PERFICIENT INCORPORATED+                                                                                 8,402,012
       358,700   QUEST SOFTWARE INCORPORATED                                                                              6,614,428
       259,400   S1 CORPORATION+                                                                                          1,893,620
       775,500   SKILLSOFT PLC ADR+                                                                                       7,413,780
       292,700   SUCCESSFACTORS INCORPORATED<<+                                                                           3,459,714
       445,900   SYKES ENTERPRISES INCORPORATED+                                                                          8,026,200
       214,700   ULTIMATE SOFTWARE GROUP INCORPORATED+                                                                    6,756,609

                                                                                                                        119,456,200
                                                                                                                      -------------
CHEMICALS & ALLIED PRODUCTS: 4.28%
       453,100   ALEXZA PHARMACEUTICALS INCORPORATED+                                                                     3,665,579
       310,100   ALKERMES INCORPORATED+                                                                                   4,834,459
       318,500   ALNYLAM PHARMACEUTICALS INCORPORATED+                                                                    9,261,980
       458,300   AMERICAN ORIENTAL BIOENGINEERING INCORPORATED+                                                           5,077,964
     1,284,500   INDEVUS PHARMACEUTICALS INCORPORATED+                                                                    8,927,275

                                                                                                                         31,767,257
                                                                                                                      -------------
COMMERCIAL SERVICES: 1.08%
       384,300   AERCAP HOLDINGS NV+                                                                                      8,020,341
                                                                                                                      -------------
COMMUNICATIONS: 2.22%
       276,267   SAVVIS INCORPORATED<<+                                                                                   7,710,603
       430,600   TIME WARNER TELECOM INCORPORATED+                                                                        8,736,874

                                                                                                                         16,447,477
                                                                                                                      -------------
DEPOSITORY INSTITUTIONS: 1.10%
       242,300   SIGNATURE BANK+                                                                                          8,177,625
                                                                                                                      -------------
EATING & DRINKING PLACES: 0.80%
       536,000   TEXAS ROADHOUSE INCORPORATED CLASS A<<+                                                                  5,928,160
                                                                                                                      -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 15.67%
       614,100   ADVANCED ANALOGIC TECHNOLOGIES INCORPORATED<<+                                                           6,927,048
       148,600   CYMER INCORPORATED+                                                                                      5,784,998

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                            VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
       455,400   EVERGREEN SOLAR INCORPORATED<<+                                                                      $   7,864,758
        63,500   GSI LUMONICS INCORPORATED+                                                                                 586,740
       521,000   MATTSON TECHNOLOGY INCORPORATED+                                                                         4,459,760
       198,800   NETLOGIC MICROSYSTEMS INCORPORATED                                                                       6,401,360
        69,900   O2MICRO INTERNATIONAL LIMITED+                                                                             806,646
       445,700   OPNEXT INCORPORATED+                                                                                     3,944,445
       306,800   OSI SYSTEMS INCORPORATED+                                                                                8,120,996
       297,100   PLEXUS CORPORATION+                                                                                      7,801,846
       630,900   PLX TECHNOLOGY INCORPORATED+                                                                             5,867,370
       867,600   PMC-SIERRA INCORPORATED+                                                                                 5,674,104
       417,700   POLYCOM INCORPORATED<<+                                                                                 11,603,706
       360,200   SILICON LABORATORIES INCORPORATED+                                                                      13,482,286
       287,000   TESSERA TECHNOLOGIES INCORPORATED                                                                       11,939,200
       300,800   ULTRA CLEAN HOLDINGS INCORPORATED+                                                                       3,669,760
       180,100   UNIVERSAL ELECTRONICS INCORPORATED+                                                                      6,022,544
       145,200   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED<<+                                                5,372,400

                                                                                                                        116,329,967
                                                                                                                      -------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 3.22%
        83,900   GEN-PROBE INCORPORATED<<+                                                                                5,279,827
       521,700   ISIS PHARMACEUTICALS INCORPORATED+                                                                       8,216,775
       582,400   KERYX BIOPHARMACEUTICALS INCORPORATED+                                                                   4,892,160
       637,300   REGENERATION TECHNOLOGIES INCORPORATED<<+                                                                5,531,764

                                                                                                                         23,920,526
                                                                                                                      -------------
GENERAL MERCHANDISE STORES: 1.01%
       938,400  99 CENTS ONLY STORES+                                                                                     7,469,664
                                                                                                                      -------------
HOLDING & OTHER INVESTMENT OFFICES: 0.29%
       252,300   CAPITAL LEASE FUNDING INCORPORATED                                                                       2,124,366
                                                                                                                      -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.63%
     1,239,300   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                             9,096,462
       336,100   DATA DOMAIN INCORPORATED<<                                                                               8,852,874
       760,300   FLOW INTERNATIONAL CORPORATION+                                                                          7,085,996
       125,800   NDS GROUP PLC ADR+                                                                                       7,452,392
       376,700   NUANCE COMMUNICATIONS INCORPORATED+                                                                      7,036,756
       839,400   QUANTUM CORPORATION<<+                                                                                   2,257,986

                                                                                                                         41,782,466
                                                                                                                      -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 12.60%
       225,300   ACCURAY INCORPORATED<<+                                                                                  3,429,066
       311,200   ARGON ST INCORPORATED+                                                                                   5,775,872
       500,100   CERUS CORPORATION+                                                                                       3,255,651
       514,800   DEXCOM INCORPORATED+                                                                                     4,545,684
       275,800   FORMFACTOR INCORPORATED+                                                                                 9,128,980
       567,100   INFINERA CORPORATION<<+                                                                                  8,415,764
       112,900   INTEGRA LIFESCIENCES HOLDINGS+                                                                           4,733,897
       832,300   ION GEOPHYSICAL CORPORATION+                                                                            13,133,694
        90,200   IRIS INTERNATIONAL INCORPORATED+                                                                         1,769,724
       367,300   NXSTAGE MEDICAL INCORPORATED+                                                                            5,571,941
     1,266,100   ORTHOVITA INCORPORATED+                                                                                  4,418,689
       297,300   SONOSITE INCORPORATED+                                                                                  10,010,091
       452,700   SPECTRANETICS CORPORATION+                                                                               6,939,891
       679,600   THORATEC CORPORATION+                                                                                   12,361,924

                                                                                                                         93,490,868
                                                                                                                      -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                            VALUE
MEDICAL PRODUCTS: 0.66%
        82,700   ILLUMINA INCORPORATED+                                                                               $   4,900,802
                                                                                                                      -------------
METAL MINING: 1.12%
       734,000   MINEFINDERS CORPORATION LIMITED<<+                                                                       8,294,200
                                                                                                                      -------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.36%
       516,000   TOMOTHERAPY INCORPORATED<<+                                                                             10,092,960
                                                                                                                      -------------
MISCELLANEOUS RETAIL: 1.68%
       622,800   HIBBETT SPORTS INCORPORATED+                                                                            12,443,544
                                                                                                                      -------------
MOTION PICTURES: 1.17%
       474,900   MACROVISION CORPORATION<<+                                                                               8,704,917
                                                                                                                      -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.79%
       332,211   CAPITALSOURCE INCORPORATED<<                                                                             5,843,591
                                                                                                                      -------------
OIL & GAS EXTRACTION: 7.41%
       387,100   CONCHO RESOURCES INCORPORATED+                                                                           7,978,131
       345,700   CONTINENTAL RESOURCES INCORPORATED+                                                                      9,033,141
       453,700   GULFPORT ENERGY CORPORATION+                                                                             8,284,562
       547,400   PETROHAWK ENERGY CORPORATION+                                                                            9,475,494
       147,100   PIONEER NATURAL RESOURCES COMPANY                                                                        7,184,364
       455,900   TESCO CORPORATION+                                                                                      13,070,653

                                                                                                                         55,026,345
                                                                                                                      -------------
PRIMARY METAL INDUSTRIES: 1.22%
       129,900   HAYNES INTERNATIONAL INCORPORATED+                                                                       9,028,050
                                                                                                                      -------------
REAL ESTATE: 0.40%
       151,700   DUPONT FABROS TECHNOLOGY INCORPORATION                                                                   2,973,320
                                                                                                                      -------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.77%
       290,700   JARDEN CORPORATION+                                                                                      6,863,427
       264,100   METABOLIX INCORPORATION+                                                                                 6,285,580

                                                                                                                         13,149,007
                                                                                                                      -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.56%
       191,500   EVERCORE PARTNERS INCORPORATED CLASS A                                                                   4,126,825
                                                                                                                      -------------
SOCIAL SERVICES: 0.99%
       261,700   PROVIDENCE SERVICE CORPORATION+                                                                          7,364,238
                                                                                                                      -------------
TRANSPORTATION BY AIR: 0.96%
       278,900   CHC HELICOPTER CORPORATION                                                                               7,098,005
                                                                                                                      -------------
TRANSPORTATION SERVICES: 1.04%
       291,400   HUB GROUP INCORPORATED CLASS A+                                                                          7,745,412
                                                                                                                      -------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.98%
       180,000   HERBALIFE LIMITED                                                                                        7,250,400
                                                                                                                      -------------
WHOLESALE TRADE-DURABLE GOODS: 3.20%
       343,300   FGX INTERNATIONAL HOLDINGS LIMITED+                                                                      4,068,105
       371,300   LKQ CORPORATION+                                                                                         7,804,726

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                            VALUE
WHOLESALE TRADE-DURABLE GOODS (continued)
       314,800   TECH DATA CORPORATION<<+                                                                             $  11,874,255

                                                                                                                         23,747,086
                                                                                                                      -------------

TOTAL COMMON STOCKS (COST $668,495,456)                                                                                 694,769,038
                                                                                                                      -------------

PRINCIPAL                                                                             INTEREST RATE   MATURITY DATE
COLLATERAL FOR SECURITIES LENDING: 8.05%

COLLATERAL INVESTED IN OTHER ASSETS: 8.05%
$      366,661   BANCO SANTANDER TOTTA LOAN+/-++                                           5.04%        10/15/2008          366,107
       366,661   BANK OF IRELAND+/-++                                                      4.86         10/14/2008          366,258
     1,319,980   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                 VALUE $1,320,321)                                                         4.65         01/02/2008        1,319,980
       733,322   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                 AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $733,507)                 4.55         01/02/2008          733,322
     3,886,607   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
                 102% COLLATERALIZED (MATURITY VALUE $3,887,600)                           4.60         01/02/2008        3,886,607
       293,329   BNP PARIBAS+/-                                                            4.84         11/07/2008          292,824
       733,322   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 (MATURITY VALUE $733,509)                                                 4.58         01/02/2008          733,322
       366,661   CAFCO LLC                                                                 5.41         01/09/2008          366,309
     1,026,651   CHARIOT FUNDING LLC++                                                     5.61         01/16/2008        1,024,772
       953,319   CHEYNE FINANCE LLC+/-++^^(A)(I)                                           4.61         02/25/2008          857,987
       733,322   CHEYNE FINANCE LLC+/-++^^(A)(I)                                           4.67         05/19/2008          659,990
     5,564,371   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 (MATURITY VALUE $5,565,799)                                               4.62         01/02/2008        5,564,371
        73,332   COMERICA BANK+/-                                                          5.24         02/08/2008           73,287
     4,178,505   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED (MATURITY VALUE $4,179,573)                                4.60         01/02/2008        4,178,505
       366,661   CULLINAN FINANCE CORPORATION+/-++                                         4.57         02/12/2008          366,265
     1,099,983   CULLINAN FINANCE CORPORATION+/-++                                         4.57         08/04/2008        1,093,977
       879,987   CULLINAN FINANCE CORPORATION+/-++                                         4.85         02/25/2008          879,987
     3,299,950   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 (MATURITY VALUE $3,300,790)                                               4.58         01/02/2008        3,299,950
     1,466,644   FIVE FINANCE INCORPORATED+/-++                                            5.18         07/09/2008        1,456,319
       894,653   GALLEON CAPITAL LLC++                                                     4.60         01/02/2008          894,653
     1,026,651   GOVCO LLC++                                                               4.41         01/25/2008        1,023,663
       615,991   GOVCO LLC                                                                 5.30         01/03/2008          615,917
       219,997   GRAMPIAN FUNDING LIMITED                                                  5.11         01/03/2008          219,970
     2,859,956   GREENWICH CAPITAL REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 (MATURITY VALUE $2,860,682)                                               4.57         01/02/2008        2,859,956
       146,664   HARRIER FINANCE FUNDING LLC+/-                                            4.88         04/25/2008          146,664
       366,661   HARRIER FINANCE FUNDING LLC+/-++                                          5.20         01/11/2008          366,595
       953,319   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             5.10         08/16/2008          953,319
       366,661   INTESA BANK (IRELAND) PLC+/-++                                            4.88         10/24/2008          366,203
     7,773,215   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 (MATURITY VALUE $7,775,210)                                               4.62         01/02/2008        7,773,215
       117,332   JUPITER SECURITIZATION CORPORATION                                        5.41         01/17/2008          117,102
       843,320   KESTREL FUNDING US LLC+/-++                                               4.84         02/25/2008          843,177
       146,664   KESTREL FUNDING US LLC+/-                                                 4.88         04/25/2008          146,664
       733,322   LINKS FINANCE LLC+/-++                                                    4.57         08/15/2008          724,918
     1,085,317   LIQUID FUNDING LIMITED+/-++                                               5.11         06/11/2008        1,086,185
        67,832   MORGAN STANLEY+/-                                                         5.15         10/15/2008           67,832
     6,494,635   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 (MATURITY VALUE $6,496,288)                                               4.58         01/02/2008        6,494,635
       733,322   NORTHERN ROCK PLC+/-++                                                    5.27         10/03/2008          726,312
        59,326   RACERS TRUST SERIES 2004-6-MM+/-++                                        5.05         03/22/2008           59,326
       527,992   SEDNA FINANCE INCORPORATED+/-++                                           5.21         04/10/2008          526,313
       117,332   SHEFFIELD RECEIVABLES CORPORATION++                                       5.85         01/04/2008          117,300
       373,994   SHIPROCK FINANCE SERIES 2007-4A+/-++                                      5.10         04/11/2008          373,994
       285,996   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                            4.82         02/29/2008          285,783

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      366,661   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                            5.22%        02/04/2008    $     366,500
       293,329   SLM CORPORATION+/-++                                                      5.23         05/12/2008          291,595
       733,322   STANFIELD VICTORIA FUNDING LLC+/-++(K)(A)(I)                              4.88         02/15/2008          728,541
       454,660   STANFIELD VICTORIA FUNDING LLC+/-++(K)(A)(I)                              5.23         04/03/2008          450,209
       157,532   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                      5.51         01/18/2008          157,203
        84,787   THE TRAVELERS INSURANCE COMPANY+/-                                        5.31         02/08/2008           84,785
       366,661   UNICREDITO ITALIANO BANK (IRELAND)+/-                                     5.05         10/14/2008          366,280
       366,661   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        5.26         10/08/2008          366,338
       938,652   VERSAILLES CDS LLC++                                                      6.15         01/04/2008          938,399
       630,657   VICTORIA FINANCE LLC+/-++(K)(A)(I)                                        4.57         07/28/2008          615,685
       366,661   VICTORIA FINANCE LLC+/-++(K)(A)(I)                                        4.60         08/07/2008          366,661
       733,322   WHITE PINE FINANCE LLC+/-++(K)                                            4.98         02/22/2008          731,306

                                                                                                                         59,773,337
                                                                                                                      -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $59,944,784)                                                               59,773,337
                                                                                                                      -------------

SHARES
SHORT-TERM INVESTMENTS: 6.05%
    44,882,773   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                            44,882,773
                                                                                                                      -------------

TOTAL SHORT-TERM INVESTMENTS (COST $44,882,773)                                                                          44,882,773
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $773,323,013)*                                     107.72%                                                      $ 799,425,148

OTHER ASSETS AND LIABILITIES, NET                         (7.72)                                                        (57,318,153)
                                                         ------                                                       -------------

TOTAL NET ASSETS                                         100.00%                                                      $ 742,106,995
                                                         ------                                                       -------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)   ILLIQUID SECURITY.

(K) SUBSEQUENT TO DECEMBER 31, 2007, THIS SECURITY HAS BEEN CLASSIFIED AS A DEFAULTED SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $44,882,773.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
COMMON STOCKS: 97.48%

APPAREL & ACCESSORY STORES: 3.26%
       244,190   CARTER'S INCORPORATED<<+                                                                           $     4,725,077
       233,500   DSW INCORPORATED CLASS A<<+                                                                              4,380,460
       190,680   TWEEN BRANDS INCORPORATED<<+                                                                             5,049,206

                                                                                                                         14,154,743
                                                                                                                    ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 2.49%
       250,810   ASBURY AUTOMOTIVE GROUP INCORPORATED<<                                                                   3,774,691
       218,480   MARINEMAX INCORPORATED<<+                                                                                3,386,440
       188,050   SONIC AUTOMOTIVE INCORPORATED                                                                            3,640,648

                                                                                                                         10,801,779
                                                                                                                    ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 1.12%
       205,836   DOLLAR THRIFTY AUTOMOTIVE GROUP INCORPORATED<<+                                                          4,874,196
                                                                                                                    ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.15%
       180,420   RYLAND GROUP INCORPORATED                                                                                4,970,571
                                                                                                                    ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.49%
       295,590   BUILDERS FIRSTSOURCE INCORPORATED<<+                                                                     2,134,160
                                                                                                                    ---------------
BUSINESS SERVICES: 7.14%
       199,940   AIRCASTLE LIMITED                                                                                        5,264,420
       148,630   AVOCENT CORPORATION<<+                                                                                   3,464,565
       108,850   HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED<<                                                        4,039,424
        50,880   MICROSTRATEGY INCORPORATED CLASS A+                                                                      4,838,688
       432,000   ON ASSIGNMENT INCORPORATED+                                                                              3,028,320
       278,290   RENT-A-CENTER INCORPORATED<<+                                                                            4,040,771
       129,100   SYNNEX CORPORATION<<+                                                                                    2,530,360
       166,700   TAL INTERNATIONAL GROUP INCORPORATED                                                                     3,795,759

                                                                                                                         31,002,307
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 3.13%
        76,610   CYTEC INDUSTRIES INCORPORATED                                                                            4,717,644
       200,000   ELIZABETH ARDEN INCORPORATED<<+                                                                          4,070,000
       144,820   ROCKWOOD HOLDINGS INCORPORATED<<+                                                                        4,810,920

                                                                                                                         13,598,564
                                                                                                                    ---------------
COMMUNICATIONS: 0.85%
       779,880  CINCINNATI BELL INCORPORATED<<+                                                                           3,704,430
                                                                                                                    ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.11%
       509,340  CHAMPION ENTERPRISES INCORPORATED<<+                                                                      4,797,983
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS: 12.28%
       302,020   BANKUNITED FINANCIAL CORPORATION CLASS A<<                                                               2,083,938
       182,090   BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED<<                                                         4,930,997
       296,120   DIME COMMUNITY BANCSHARES                                                                                3,781,452
       250,390   FIRSTMERIT CORPORATION                                                                                   5,010,304
        90,460   IBERIABANK CORPORATION                                                                                   4,229,005
       195,450   PACIFIC CAPITAL BANCORP<<                                                                                3,934,409
       181,850   PFF BANCORP INCORPORATED<<                                                                               2,189,474
       176,680   PRIVATEBANCORP INCORPORATED<<                                                                            5,768,602
       217,260   PROVIDENT FINANCIAL SERVICES INCORPORATED                                                                3,132,889
       227,140   SOUTH FINANCIAL GROUP INCORPORATED                                                                       3,550,198
       294,740   UCBH HOLDINGS INCORPORATED                                                                               4,173,518

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
DEPOSITORY INSTITUTIONS (continued)
       235,610   UMPQUA HOLDINGS CORPORATION                                                                        $     3,614,257
       161,520   WESTERN ALLIANCE BANCORP<<+                                                                              3,031,730
       115,790   WINTRUST FINANCIAL CORPORATION<<                                                                         3,836,123

                                                                                                                         53,266,896
                                                                                                                    ---------------
EATING & DRINKING PLACES: 2.00%
       311,850   CKE RESTAURANTS INCORPORATED<<                                                                           4,116,420
       231,400   LANDRY'S RESTAURANTS INCORPORATED<<                                                                      4,558,580

                                                                                                                          8,675,000
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES: 1.18%
       162,340   UNISOURCE ENERGY CORPORATION                                                                             5,121,827
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 12.02%
       482,910   AMIS HOLDINGS INCORPORATED<<+                                                                            4,838,758
       124,000   AO SMITH CORPORATION<<                                                                                   4,346,200
       172,500   COMTECH TELECOMMUNICATIONS CORPORATION<<+                                                                9,316,725
       125,800   GREATBATCH INCORPORATED+                                                                                 2,514,742
       312,700   PHOTRONICS INCORPORATED+                                                                                 3,899,369
       999,190   POWERWAVE TECHNOLOGIES<<+                                                                                4,026,736
        92,420   REGAL-BELOIT CORPORATION                                                                                 4,154,279
       110,680   ROGERS CORPORATION<<+                                                                                    4,800,192
       164,010   TECHNITROL INCORPORATED                                                                                  4,687,406
       393,170   TTM TECHNOLOGIES INCORPORATED+                                                                           4,584,362
       192,770   WESTAR ENERGY INCORPORATED<<                                                                             5,000,454

                                                                                                                         52,169,223
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS: 1.77%
       238,750   HERCULES INCORPORATED                                                                                    4,619,813
       106,120   PILGRIMS PRIDE CORPORATION<<                                                                             3,072,174

                                                                                                                          7,691,987
                                                                                                                    ---------------
FURNITURE & FIXTURES: 1.72%
       385,400   FURNITURE BRANDS INTERNATIONAL INCORPORATED<<                                                            3,877,124
       319,000   SEALY CORPORATION<<                                                                                      3,569,610

                                                                                                                          7,446,734
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES: 0.87%
       251,590   CABELA'S INCORPORTED<<+                                                                                  3,791,461
                                                                                                                    ---------------
HEALTH SERVICES: 2.83%
       188,440   AMSURG CORPORATION+                                                                                      5,099,186
       153,550   MAGELLAN HEALTH SERVICES INCORPORATED<<+                                                                 7,160,037

                                                                                                                         12,259,223
                                                                                                                    ---------------
HOLDING & OTHER INVESTMENT OFFICES: 6.70%
       170,340   AMERICAN CAMPUS COMMUNITIES                                                                              4,573,629
       205,390   BIOMED REALTY TRUST INCORPORATED                                                                         4,758,886
       133,490   CORPORATE OFFICE PROPERTIES TRUST                                                                        4,204,935
       183,570   EQUITY ONE INCORPORATED<<                                                                                4,227,617
       240,690   FIRST POTOMAC REALTY TRUST<<                                                                             4,161,530
       251,900   FRANKLIN STREET PROPERTIES CORPORATION<<                                                                 3,728,120
       187,860   SUNSTONE HOTEL INVESTORS INCORPORATED                                                                    3,435,959

                                                                                                                         29,090,676
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 1.19%
       127,210   GAYLORD ENTERTAINMENT COMPANY<<+                                                                   $     5,148,189
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 1.44%
        84,160   GOODMAN GLOBAL INCORPORATED+                                                                             2,065,286
       127,090   TIMKEN COMPANY<<                                                                                         4,174,907

                                                                                                                          6,240,193
                                                                                                                    ---------------
INSURANCE CARRIERS: 6.15%
       305,650   AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY<<                                                        2,533,839
       105,471   ARGO GROUP INTERNATIONAL HOLDINGS LIMITED+                                                               4,443,501
       139,350   ASSURED GUARANTY LIMITED<<                                                                               3,698,349
       298,980   HEALTHSPRING INCORPORATED+                                                                               5,695,569
       147,710   PLATINUM UNDERWRITERS HOLDINGS LIMITED                                                                   5,252,568
       214,810   SECURITY CAPITAL ASSURANCE LIMITED                                                                         835,611
       144,840   UNITED FIRE & CASUALTY COMPANY                                                                           4,213,396

                                                                                                                         26,672,833
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 5.10%
       155,180   CUTERA INCORPORATED<<+                                                                                   2,436,326
       115,850   DRS TECHNOLOGIES INCORPORATED                                                                            6,287,180
       268,570   EAGLE TEST SYSTEMS INCORPORATED+                                                                         3,432,325
       243,100   MKS INSTRUMENTS INCORPORATED<<+                                                                          4,652,934
       304,300   SYMMETRY MEDICAL INCORPORATED<<+                                                                         5,303,949

                                                                                                                         22,112,714
                                                                                                                    ---------------
METAL FABRICATE, HARDWARE: 1.80%
       252,700   CHART INDUSTRIES INCORPORATED+                                                                           7,808,430
                                                                                                                     --------------
MOTION PICTURES: 1.00%
       153,030   AVID TECHNOLOGY INCORPORATED<<+                                                                          4,336,870
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 4.17%
       187,830   GOODRICH PETROLEUM CORPORATION<<+                                                                        4,248,715
       177,280   HERCULES OFFSHORE INCORPORATED<<+                                                                        4,215,718
       314,270   KEY ENERGY SERVICES INCORPORATED+                                                                        4,522,345
       223,010   MARINER ENERGY INCORPORATED+                                                                             5,102,469

                                                                                                                         18,089,247
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.96%
       354,800   HEADWATERS INCORPORATED<<+                                                                               4,165,352
                                                                                                                    ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.63%
       313,780   GATEHOUSE MEDIA INCORPORATED<<                                                                           2,754,988
                                                                                                                    ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.84%
       219,840   COOPER TIRE & RUBBER COMPANY                                                                             3,644,947
                                                                                                                    ---------------
SOCIAL SERVICES: 1.24%
       214,000   RES-CARE INCORPORATED+                                                                                   5,384,240
                                                                                                                    ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.96%
       116,230   CABOT MICROELECTRONICS CORPORATION<<+                                                                    4,173,819
                                                                                                                    ---------------
TRANSPORTATION BY AIR: 0.85%
       515,440   AIRTRAN HOLDINGS INCORPORATED<<+                                                                         3,690,550
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
TRANSPORTATION EQUIPMENT: 3.52%
       154,440   AFTERMARKET TECHNOLOGY CORPORATION+                                                                $     4,210,034
       412,860   ARVIN INDUSTRIES INCORPORATED<<                                                                          4,842,848
       209,640   MARTEN TRANSPORT LIMITED+                                                                                2,924,478
       126,030   TENNECO AUTOMOTIVE INCORPORATED+                                                                         3,285,602

                                                                                                                         15,262,962
                                                                                                                    ---------------
TRANSPORTATION SERVICES: 1.02%
       120,070   GATX CORPORATION                                                                                         4,404,168
                                                                                                                    ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.40%
       226,410   PERFORMANCE FOOD GROUP COMPANY<<+                                                                        6,083,637
                                                                                                                    ---------------
WHOLESALE TRADE-DURABLE GOODS: 3.10%
       172,990   A.M. CASTLE & COMPANY                                                                                    4,703,598
       171,830   INTERLINE BRANDS INCORPORATED+                                                                           3,764,795
       125,200   WESCO INTERNATIONAL INCORPORATED<<+                                                                      4,962,922

                                                                                                                         13,431,315
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $480,910,976)                                                                                 422,956,214
                                                                                                                    ---------------

PRINCIPAL                                                                             INTEREST RATE   MATURITY DATE
COLLATERAL FOR SECURITIES LENDING: 16.67%

COLLATERAL INVESTED IN OTHER ASSETS: 16.67%
$    443,672   BANCO SANTANDER TOTTA LOAN+/-++                                            5.04%         10/15/2008          443,002
     443,672   BANK OF IRELAND+/-++                                                       4.86          10/14/2008          443,184
   1,597,218   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
               VALUE $1,597,631)                                                          4.65          01/02/2008        1,597,218
     887,344   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
               AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $887,568)                  4.55          01/02/2008          887,344
   4,702,921   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
               102% COLLATERALIZED (MATURITY VALUE $4,704,123)                            4.60          01/02/2008        4,702,921
     354,937   BNP PARIBAS+/-                                                             4.84          11/07/2008          354,327
     887,344   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $887,570)                                                  4.58          01/02/2008          887,344
     443,672   CAFCO LLC                                                                  5.41          01/09/2008          443,246
   1,242,281   CHARIOT FUNDING LLC++                                                      5.61          01/16/2008        1,240,008
   1,153,547   CHEYNE FINANCE LLC+/-++^^(A)(I)                                            4.61          02/25/2008        1,038,192
     887,344   CHEYNE FINANCE LLC+/-++^^(A)(I)                                            4.67          05/19/2008          798,609
   6,733,069   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $6,734,797)                                                4.62          01/02/2008        6,733,069
      88,734   COMERICA BANK+/-                                                           5.24          02/08/2008           88,680
   5,056,126   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
               COLLATERALIZED (MATURITY VALUE $5,057,418)                                 4.60          01/02/2008        5,056,126
     443,672   CULLINAN FINANCE CORPORATION+/-++                                          4.57          02/12/2008          443,193
   1,331,015   CULLINAN FINANCE CORPORATION+/-++                                          4.57          08/04/2008        1,323,748
   1,064,812   CULLINAN FINANCE CORPORATION+/-++                                          4.85          02/25/2008        1,064,812
   3,993,046   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $3,994,062)                                                4.58          01/02/2008        3,993,046
   1,774,687   FIVE FINANCE INCORPORATED+/-++                                             5.18          07/09/2008        1,762,193
   1,082,559   GALLEON CAPITAL LLC++                                                      4.60          01/02/2008        1,082,559
   1,242,281   GOVCO LLC++                                                                4.41          01/25/2008        1,238,666
     745,369   GOVCO LLC                                                                  5.30          01/03/2008          745,279
     266,203   GRAMPIAN FUNDING LIMITED                                                   5.11          01/03/2008          266,171
   3,460,640   GREENWICH CAPITAL REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $3,461,519)                                                4.57          01/02/2008        3,460,640
     177,469   HARRIER FINANCE FUNDING LLC+/-                                             4.88          04/25/2008          177,469
     443,672   HARRIER FINANCE FUNDING LLC+/-++                                           5.20          01/11/2008          443,592
   1,153,547   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              5.10          08/16/2008        1,153,547

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    443,672   INTESA BANK (IRELAND) PLC+/-++                                             4.88%         10/24/2008    $     443,117
   9,405,841   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $9,408,255)                                                4.62          01/02/2008        9,405,841
     141,975   JUPITER SECURITIZATION CORPORATION                                         5.41          01/17/2008          141,697
   1,020,445   KESTREL FUNDING US LLC+/-++                                                4.84          02/25/2008        1,020,272
     177,469   KESTREL FUNDING US LLC+/-                                                  4.88          04/25/2008          177,469
     887,344   LINKS FINANCE LLC+/-++                                                     4.57          08/15/2008          877,175
   1,313,268   LIQUID FUNDING LIMITED+/-++                                                5.11          06/11/2008        1,314,319
      82,079   MORGAN STANLEY+/-                                                          5.15          10/15/2008           82,079
   7,858,719   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $7,860,719)                                                4.58          01/02/2008        7,858,719
     887,344   NORTHERN ROCK PLC+/-++                                                     5.27          10/03/2008          878,861
      71,786   RACERS TRUST SERIES 2004-6-MM+/-++                                         5.05          03/22/2008           71,786
     638,887   SEDNA FINANCE INCORPORATED+/-++                                            5.21          04/10/2008          636,856
     141,975   SHEFFIELD RECEIVABLES CORPORATION++                                        5.85          01/04/2008          141,937
     452,545   SHIPROCK FINANCE SERIES 2007-4A+/-++                                       5.10          04/11/2008          452,545
     346,064   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                             4.82          02/29/2008          345,806
     443,672   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                             5.22          02/04/2008          443,477
     354,937   SLM CORPORATION+/-++                                                       5.23          05/12/2008          352,840
     887,344   STANFIELD VICTORIA FUNDING LLC+/-++(K)(A)(I)                               4.88          02/15/2008          881,558
     550,153   STANFIELD VICTORIA FUNDING LLC+/-++(K)(A)(I)                               5.23          04/03/2008          544,767
     190,619   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                       5.51          01/18/2008          190,221
     102,595   THE TRAVELERS INSURANCE COMPANY+/-                                         5.31          02/08/2008          102,593
     443,672   UNICREDITO ITALIANO BANK (IRELAND)+/-                                      5.05          10/14/2008          443,210
     443,672   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                         5.26          10/08/2008          443,281
   1,135,800   VERSAILLES CDS LLC++                                                       6.15          01/04/2008        1,135,493
     763,115   VICTORIA FINANCE LLC+/-++(K)(A)(I)                                         4.57          07/28/2008          744,999
     443,672   VICTORIA FINANCE LLC+/-++(K)(A)(I)                                         4.60          08/07/2008          443,672
     887,344   WHITE PINE FINANCE LLC+/-++ (K)                                            4.98          02/22/2008          884,903

                                                                                                                         72,327,678
                                                                                                                      -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $72,522,590)                                                               72,327,678
                                                                                                                      -------------

SHARES
SHORT-TERM INVESTMENTS: 3.04%
  13,205,502   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              13,205,502
                                                                                                                      -------------

TOTAL SHORT-TERM INVESTMENTS (COST $13,205,502)                                                                          13,205,502
                                                                                                                      -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $566,639,068)*                                     117.19%                                                      $ 508,489,394

OTHER ASSETS AND LIABILITIES, NET                        (17.19)                                                        (74,590,016)
                                                         ------                                                       -------------

TOTAL NET ASSETS                                         100.00%                                                      $ 433,899,378
                                                         ------                                                       -------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)   ILLIQUID SECURITY.

(K) SUBSEQUENT TO DECEMBER 31, 2007, THIS SECURITY HAS BEEN CLASSIFIED AS A DEFAULTED SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $13,205,502.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
COMMON STOCKS: 96.78%

ADVERTISING: 0.07%
        14,400   CENVEO INCORPORATED+                                                                               $       251,568
                                                                                                                    ---------------
AMUSEMENT & RECREATION SERVICES: 0.48%
       136,475   CENTURY CASINOS INCORPORATED+                                                                              878,899
        38,100   LAKES ENTERTAINMENT INCORPORATED+                                                                          264,033
       251,100   WESTWOOD ONE INCORPORATED+                                                                                 499,689

                                                                                                                          1,642,621
                                                                                                                    ---------------
APPAREL & ACCESSORY STORES: 1.39%
        53,300   CHARLOTTE RUSSE HOLDING INCORPORATED+                                                                      860,795
        50,100   CHARMING SHOPPES INCORPORATED+                                                                             271,041
        23,800   CHRISTOPHER & BANKS CORPORATION                                                                            272,510
        17,900   CITI TRENDS INCORPORATED+                                                                                  276,376
        12,000   COLDWATER CREEK INCORPORATED+                                                                               80,280
        21,000   COLLECTIVE BRANDS INCORPORATED+                                                                            365,190
       113,781   DELIA*S INCORPORATED+                                                                                      308,347
        55,200   HEELYS INCORPORATED+                                                                                       384,192
       120,000   NEW YORK AND COMPANY INCORPORATED+                                                                         765,600
        11,900   STAGE STORES INCORPORATED                                                                                  176,120
        47,700   THE CATO CORPORATION CLASS A                                                                               746,982
       117,200   WET SEAL INCORPORATED CLASS A+                                                                             273,076

                                                                                                                          4,780,509
                                                                                                                    ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.70%
        19,600   KELLWOOD COMPANY                                                                                           326,144
        60,800   MAIDENFORM BRANDS INCORPORATED+                                                                            822,624
        38,100   MOTHERS WORK INCORPORATED+                                                                                 662,940
        14,400   QUIKSILVER INCORPORATED+                                                                                   123,552
        12,500   SKECHERS U.S.A. INCORPORATED CLASS A+                                                                      243,875
        43,800   TEFRON LIMITED+                                                                                            216,372

                                                                                                                          2,395,507
                                                                                                                    ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.52%
        91,550   MONRO MUFFLER BRAKE INCORPORATED                                                                         1,784,310
                                                                                                                    ---------------
BIOPHARMACEUTICALS: 0.44%
         2,500   CEPHALON INCORPORATED+                                                                                     179,400
        75,300   PDL BIOPHARMA INCORPORATED+                                                                              1,319,256

                                                                                                                          1,498,656
                                                                                                                    ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.57%
        24,301   CAVCO INDUSTRIES INCORPORATED+                                                                             822,346
       117,203   LEVITT CORPORATION CLASS A+                                                                                257,847
        84,030   PALM HARBOR HOMES INCORPORATED+                                                                            886,517

                                                                                                                          1,966,710
                                                                                                                    ---------------
BUSINESS SERVICES: 11.95%
       454,675   3COM CORPORATION+                                                                                        2,055,131
        69,155   ABM INDUSTRIES INCORPORATED                                                                              1,410,070
        99,200   ACXIOM CORPORATION                                                                                       1,163,616
        76,500   AMERICAN SOFTWARE INCORPORATED CLASS A                                                                     650,250
        75,600   ANSWERTHINK CONSULTING GROUP INCORPORATED+                                                                 365,904
       360,400   APAC CUSTOMER SERVICES INCORPORATED+                                                                       410,856
       261,792   ASSET ACCEPTANCE CAPITAL CORPORATION+                                                                    2,725,255

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
BUSINESS SERVICES (continued)
       319,300   BORLAND SOFTWARE CORPORATION+                                                                      $       961,093
        70,000   CAI INTERNATIONAL INCORPORATED+                                                                            736,400
        18,300   COMSYS IT PARTNERS INCORPORATED+                                                                           288,774
       253,200   CONVERGYS CORPORATION+                                                                                   4,167,672
        22,900   COREL CORPORATION+                                                                                         245,030
             0   CYBERSOURCE CORPORATION+                                                                                         2
        23,200   ELECTRO RENT CORPORATION                                                                                   344,520
        19,900   FAIR ISAAC CORPORATION                                                                                     639,785
        70,250   GERBER SCIENTIFIC INCORPORATED+                                                                            758,700
        25,931   GEVITY HR INCORPORATED                                                                                     199,409
       104,900   GSE SYSTEMS INCORPORATED+                                                                                1,074,176
       143,442   HEALTHCARE SERVICES GROUP                                                                                3,038,102
       391,870   HILL INTERNATIONAL INCORPORATED+                                                                         5,552,798
         5,400   HMS HOLDINGS CORPORATION+                                                                                  179,334
        70,300   I2 TECHNOLOGIES INCORPORATED+                                                                              885,780
       112,100   INFOUSA INCORPORATED                                                                                     1,001,053
        83,300   JDA SOFTWARE GROUP INCORPORATED+                                                                         1,704,318
       228,700   LIONBRIDGE TECHNOLOGIES INCORPORATED+                                                                      811,885
        15,200   MENTOR GRAPHICS CORPORATION                                                                                163,856
       210,600   MIDWAY GAMES INCORPORATED+                                                                                 581,256
        41,300   MONSTER WORLDWIDE INCORPORATED+                                                                          1,338,120
         9,045   MPS GROUP INCORPORATED+                                                                                     98,952
        38,100   MSC SOFTWARE CORPORATION+                                                                                  494,919
        41,900   NOVELL INCORPORATED+                                                                                       287,853
        37,500   PEGASYSTEMS INCORPORATED                                                                                   447,375
        32,400   PEROT SYSTEMS CORPORATION CLASS A+                                                                         437,400
        71,100   PLATO LEARNING INCORPORATED+                                                                               282,267
         7,500   SILICON GRAPHICS INCORPORATED+                                                                             137,100
        54,400   SPSS INCORPORATED+                                                                                       1,953,504
       103,900   SUPPORTSOFT INCORPORATED+                                                                                  462,355
        19,200   SYBASE INCORPORATED+                                                                                       500,928
        16,700   SYKES ENTERPRISES INCORPORATED+                                                                            300,600
       147,730   TIER TECHNOLOGIES INCORPORATED CLASS B+                                                                  1,255,705
        40,800   TRADESTATION GROUP INCORPORATED+                                                                           579,768
        27,900   WEBSITE PROS INCORPORATED+                                                                                 323,919

                                                                                                                         41,015,790
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 2.35%
        31,820   ALPHARMA INCORPORATED CLASS A+                                                                             641,173
         5,300   CHATTEM INCORPORATED+                                                                                      400,362
        79,275   COLLAGENEX PHARMACEUTICALS INCORPORATED+                                                                   757,076
        93,800   DRAXIS HEALTH INCORPORATED+                                                                                379,890
        39,600   ELIZABETH ARDEN INCORPORATED+                                                                              805,860
        52,900   ICO INCORPORATED+                                                                                          679,236
        51,300   LANDEC CORPORATION+                                                                                        687,420
        35,000   NOVEN PHARMACEUTICALS INCORPORATED+                                                                        485,800
       119,905   ORASURE TECHNOLOGIES INCORPORATED+                                                                       1,065,955
         7,800   PAR PHARMACEUTICAL COMPANIES INCORPORATED+                                                                 187,200
       102,985   PRESTIGE BRANDS HOLDINGS INCORPORATED+                                                                     770,328
        13,200   ROCKWOOD HOLDINGS INCORPORATED+                                                                            438,504
         9,700   RPM INTERNATIONAL INCORPORATED                                                                             196,910
         8,400   SCIELE PHARMA INCORPORATED+                                                                                171,780
        62,253   SERACARE LIFE SCIENCES INCORPORATED+                                                                       372,895
       171,765   WELLMAN INCORPORATED                                                                                        20,612

                                                                                                                          8,061,001
                                                                                                                    ---------------
COMMUNICATIONS: 1.75%
        64,100   CHINA GRENTECH CORPORATION LIMITED ADR+                                                                    566,644
       152,885   CINCINNATI BELL INCORPORATED+                                                                              726,204
         2,800   IOWA TELECOMMUNICATIONS SERVICES INCORPORATED                                                               45,528

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
COMMUNICATIONS (continued)
       322,875   MASTEC INCORPORATED+                                                                               $     3,283,639
        92,600   PREMIERE GLOBAL SERVICES INCORPORATED+                                                                   1,375,110

                                                                                                                          5,997,125
                                                                                                                    ---------------
COMMUNICATIONS EQUIPMENT: 0.01%
           641   COMMSCOPE INCORPORATED+                                                                                     31,526
                                                                                                                    ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.05%
       289,290   CHAMPION ENTERPRISES INCORPORATED+                                                                       2,725,112
        20,800   COMFORT SYSTEMS USA INCORPORATED                                                                           265,824
        42,600   INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+                                                              630,480

                                                                                                                          3,621,416
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS: 5.82%
        13,400   AMCORE FINANCIAL INCORPORATED                                                                              304,180
        27,200   ANCHOR BANCORP WISCONSIN INCORPORATED                                                                      639,744
        24,800   ASTORIA FINANCIAL CORPORATION                                                                              577,096
         6,700   BANNER CORPORATION                                                                                         192,491
        57,800   BFC FINANCIAL CORPORATION+                                                                                  87,278
        14,000   BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED                                                             379,120
         6,900   CENTRAL PACIFIC FINANCIAL CORPORATION                                                                      127,374
        12,800   COMMUNITY TRUST BANCORP                                                                                    352,384
        84,300   FIRST COMMONWEALTH FINANCIAL CORPORATION                                                                   897,795
         6,800   FIRST COMMUNITY BANCORP                                                                                    280,432
       267,500   FIRST FINANCIAL BANCORP                                                                                  3,049,500
        11,000   FIRST MIDWEST BANCORP INCORPORATED                                                                         336,600
        43,838   FIRST SECURITY GROUP INCORPORATED                                                                          393,227
        19,500   FIRSTMERIT CORPORATION                                                                                     390,195
        16,600   FRONTIER FINANCIAL CORPORATION                                                                             308,262
        16,400   INTERNATIONAL BANCSHARES CORPORATION                                                                       343,416
        89,600   MARSHALL & ILSLEY CORPORATION                                                                            2,372,608
        16,360   MIDWEST BANC HOLDINGS INCORPORATED                                                                         203,191
        55,517   NATIONAL PENN BANCSHARES INCORPORATED                                                                      840,527
        28,000   NEWBRIDGE BANCORPORATION                                                                                   302,120
        35,800   OLD NATIONAL BANCORP                                                                                       535,568
        15,100   PACIFIC CAPITAL BANCORP                                                                                    303,963
        15,000   PROVIDENT BANKSHARES CORPORATION                                                                           320,850
        48,700   SOUTH FINANCIAL GROUP INCORPORATED                                                                         761,181
        18,500   SOUTHWEST BANCORP INCORPORATED OKLAHOMA                                                                    339,105
        42,100   STERLING FINANCIAL CORPORATION                                                                             706,859
        50,400   SUSQUEHANNA BANCSHARES INCORPORATED                                                                        929,376
         9,100   UMB FINANCIAL CORPORATION                                                                                  349,076
        71,000   UMPQUA HOLDINGS CORPORATION                                                                              1,089,140
        14,900   UNITED COMMUNITY BANKS INCORPORATED                                                                        235,420
        13,100   VALLEY NATIONAL BANCORP                                                                                    249,686
        27,000   WASHINGTON FEDERAL INCORPORATED                                                                            569,970
        17,200   WEBSTER FINANCIAL CORPORATION                                                                              549,884
        18,400   WILMINGTON TRUST CORPORATION                                                                               647,680

                                                                                                                         19,965,298
                                                                                                                    ---------------
EATING & DRINKING PLACES: 0.71%
           540   CALIFORNIA PIZZA KITCHEN INCORPORATED+                                                                       8,408
        66,300   CEC ENTERTAINMENT INCORPORATED+                                                                          1,721,148
        36,900   O'CHARLEYS INCORPORATED                                                                                    552,762
        19,400   RUBIO'S RESTAURANTS INCORPORATED+                                                                          160,050

                                                                                                                          2,442,368
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
EDUCATIONAL SERVICES: 1.05%
       116,700   CORINTHIAN COLLEGES INCORPORATED+                                                                  $     1,797,180
        57,800   LEARNING TREE INTERNATIONAL INCORPORATED+                                                                1,327,088
        33,360   LINCOLN EDUCATIONAL SERVICES+                                                                              491,059

                                                                                                                          3,615,327
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES: 2.31%
        39,000   CLEAN HARBORS INCORPORATED+                                                                              2,016,300
           500   IDACORP INCORPORATED                                                                                        17,610
       182,200   NISOURCE INCORPORATED                                                                                    3,441,758
        77,900   PNM RESOURCES INCORPORATED                                                                               1,670,955
         8,100   PORTLAND GENERAL ELECTRIC COMPANY                                                                          225,018
        17,300   UNISOURCE ENERGY CORPORATION                                                                               545,815

                                                                                                                          7,917,456
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.47%
        53,200   ACTEL CORPORATION+                                                                                         726,712
        79,500   ADAPTEC INCORPORATED+                                                                                      268,710
         2,300   ADVANCED ANALOGIC TECHNOLOGIES INCORPORATED+                                                                25,944
        33,100   ARRIS GROUP INCORPORATED+                                                                                  330,338
        53,000   CTS CORPORATION                                                                                            526,290
        34,650   DIODES INCORPORATED+                                                                                     1,041,926
        13,600   ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                                                                269,960
       129,878   EVANS & SUTHERLAND COMPUTER CORPORATION+                                                                   162,348
        55,900   EXAR CORPORATION+                                                                                          445,523
        11,420   GRAFTECH INTERNATIONAL LIMITED+                                                                            202,705
        10,700   HOUSTON WIRE & CABLE COMPANY                                                                               151,298
        13,700   IMATION CORPORATION                                                                                        287,700
        27,920   INTEGRATED ELECTRICAL SERVICES INCORPORATED+                                                               524,617
       135,300   JABIL CIRCUIT INCORPORATED                                                                               2,066,031
       147,000   MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                   3,892,560
       162,200   MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                   2,613,042
         4,500   METHODE ELECTRONICS INCORPORATED                                                                            73,980
       170,600   MOLEX INCORPORATED CLASS A                                                                               4,481,662
       578,775   MRV COMMUNICATIONS INCORPORATED+                                                                         1,342,758
        33,555   OSI SYSTEMS INCORPORATED+                                                                                  888,201
       149,505   POWER-ONE INCORPORATED+                                                                                    596,525
       108,235   RICHARDSON ELECTRONICS LIMITED                                                                             758,727
        43,400   SMART MODULAR TECHNOLOGIES INCORPORATED+                                                                   441,812
        73,500   SYMMETRICOM INCORPORATED+                                                                                  346,185
        44,300   TRIDENT MICROSYSTEMS INCORPORATED+                                                                         290,608
        27,400   UNIVERSAL ELECTRONICS INCORPORATED+                                                                        916,256
        89,400   XILINX INCORPORATED                                                                                      1,955,178

                                                                                                                         25,627,596
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 2.01%
        17,000   AMERICAN PHYSICIANS SERVICE GROUP INCORPORATED                                                             340,850
        93,400   CRA INTERNATIONAL INCORPORATED+                                                                          4,446,774
        53,900   NAVIGANT CONSULTING INCORPORATED+                                                                          736,813
       156,615   SYMYX TECHNOLOGIES INCORPORATED+                                                                         1,202,803
         7,500   TETRA TECH INCORPORATED+                                                                                   161,250
         3,100   TRIMERIS INCORPORATED+                                                                                      21,638

                                                                                                                          6,910,128
                                                                                                                    ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.23%
         6,800   CROWN HOLDINGS INCORPORATED+                                                                               174,420
        38,800   MATERIAL SCIENCES CORPORATION+                                                                             288,284
         4,800   SUN HYDRAULICS CORPORATION                                                                                 121,104

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT (continued)
         2,200   VALMONT INDUSTRIES INCORPORATED                                                                    $       196,064

                                                                                                                            779,872
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS: 5.98%
       520,380   DEL MONTE FOODS COMPANY                                                                                  4,922,795
        33,450   FLOWERS FOODS INCORPORATED                                                                                 783,065
       125,700   HERCULES INCORPORATED                                                                                    2,432,295
        68,200   THE HERSHEY COMPANY                                                                                      2,687,080
       226,300   TOOTSIE ROLL INDUSTRIES INCORPORATED                                                                     6,205,146
       110,100   UNITED NATURAL FOODS INCORPORATED+                                                                       3,492,372

                                                                                                                         20,522,753
                                                                                                                    ---------------
FOOD STORES: 1.03%
        23,200   INGLES MARKETS INCORPORATED CLASS A                                                                        589,048
         6,800   THE PANTRY INCORPORATED+                                                                                   177,684
       165,100   WINN-DIXIE STORES INCORPORATED+                                                                          2,785,237

                                                                                                                          3,551,969
                                                                                                                    ---------------
FURNITURE & FIXTURES: 0.47%
         5,100   HNI CORPORATION                                                                                            178,806
        61,700   LSI INDUSTRIES INCORPORATED                                                                              1,122,940
        28,500   SEALY CORPORATION                                                                                          318,915

                                                                                                                          1,620,661
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES: 0.08%
        51,900   RETAIL VENTURES INCORPORATED+                                                                              264,171
                                                                                                                    ---------------
HEALTH SERVICES: 2.73%
       159,900   ALLIED HEALTHCARE INTERNATIONAL INCORPORATED+                                                              388,557
        26,300   AMERICA SERVICE GROUP INCORPORATED+                                                                        192,779
       113,100   BIOSCRIP INCORPORATED+                                                                                     874,263
        88,200   CARDIAC SCIENCE CORPORATION+                                                                               713,538
        68,290   CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                     972,450
        27,200   ENSIGN GROUP INCORPORATED                                                                                  391,680
       100,300   FIVE STAR QUALITY CARE INCORPORATED+                                                                       832,490
        37,735   GENTIVA HEALTH SERVICES INCORPORATED+                                                                      718,474
        13,340   HEALTHSOUTH REHABILITATION CORPORATION+                                                                    280,140
     1,268,200   HOOPER HOLMES INCORPORATED+                                                                              2,181,304
        12,000   MATRIA HEALTHCARE INCORPORATED+                                                                            285,240
       187,200   NAUTILUS GROUP INCORPORATED                                                                                907,920
        28,100   REHABCARE GROUP INCORPORATED+                                                                              633,936

                                                                                                                          9,372,771
                                                                                                                    ---------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 0.12%
        18,550   STERLING CONSTRUCTION COMPANY INCORPORATED+                                                                404,761
                                                                                                                    ---------------
HOLDING & OTHER INVESTMENT OFFICES: 4.32%
        31,700   AGREE REALTY CORPORATION                                                                                   954,170
       153,900   ANNALY MORTGAGE MANAGEMENT INCORPORATED                                                                  2,797,902
       190,400   ANTHRACITE CAPITAL INCORPORATED                                                                          1,378,496
       185,200   ANWORTH MORTGAGE ASSET CORPORATION                                                                       1,529,752
        34,300   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                        1,191,239
        56,855   CAPSTEAD MORTGAGE CORPORATION                                                                              749,917
        51,200   CARE INVESTMENT TRUST INCORPORATED                                                                         549,888
        70,400   FELDMAN MALL PROPERTIES INCORPORATED+                                                                      259,776
        15,300   GLIMCHER REALTY TRUST                                                                                      218,637

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                              VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
     100,905   HILLTOP HOLDINGS INCORPORATED+                                                                         $   1,101,883
      98,500   JER INVESTORS TRUST INCORPORATED                                                                           1,060,845
      36,200   LUMINENT MORTGAGE CAPITAL INCORPORATED                                                                        28,236
      79,100   MEDICAL PROPERTIES TRUST INCORPORATED                                                                        806,029
      48,800   MFA MORTGAGE INVESTMENTS INCORPORATED                                                                        451,400
     186,430   ORIGEN FINANCIAL INCORPORATED                                                                                745,720
      35,500   RAIT INVESTMENT TRUST                                                                                        306,010
      60,350   UMH PROPERTIES INCORPORATED                                                                                  712,130

                                                                                                                         14,842,030
                                                                                                                      -------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.28%
     158,800   BELL MICROPRODUCTS INCORPORATED+                                                                             954,388
                                                                                                                      -------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.35%
      49,510   EMPIRE RESORTS INCORPORATED+                                                                                 168,829
      17,200   MTR GAMING GROUP INCORPORATED+                                                                               116,788
     130,750   OUTDOOR CHANNEL HOLDINGS INCORPORATED+                                                                       902,175

                                                                                                                          1,187,792
                                                                                                                      -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 6.04%
      38,900   BLOUNT INTERNATIONAL INCORPORATED+                                                                           478,859
       9,700   BRIGGS & STRATTON CORPORATION                                                                                219,802
     104,020   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                                 763,507
      42,300   COLUMBUS MCKINNON CORPORATION+                                                                             1,379,826
     106,315   CRAY INCORPORATED+                                                                                           636,827
      79,800   DOT HILL SYSTEMS CORPORATION+                                                                                193,914
     402,100   ENTEGRIS INCORPORATED+                                                                                     3,470,123
      71,100   FLANDER CORPORATION+                                                                                         399,582
      12,800   GARDNER DENVER INCORPORATED+                                                                                 422,400
     596,900   INFOCUS CORPORATION+                                                                                       1,086,358
     225,430   INTERMEC INCORPORATED+                                                                                     4,578,483
      23,000   INTEVAC INCORPORATED+                                                                                        334,420
     101,000   NN INCORPORATED                                                                                              951,420
         200   PLANAR SYSTEMS INCORPORATED+                                                                                   1,280
      92,300   QUALSTAR CORPORATION+                                                                                        323,050
      41,600   RACKABLE SYSTEMS INCORPORATED+                                                                               416,000
      22,900   RIMAGE CORPORATION+                                                                                          594,255
      34,900   SIMPLETECH INCORPORATED+                                                                                     305,026
      21,300   SPARTECH CORPORATION                                                                                         300,330
         400   TENNANT COMPANY                                                                                               17,716
      13,100   TIMKEN COMPANY                                                                                               430,335
     243,000   ULTRATECH INCORPORATED+                                                                                    2,755,620
      93,560   VOYAGER LEARNING COMPANY+                                                                                    668,954

                                                                                                                         20,728,087
                                                                                                                      -------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.53%
     325,300   CRAWFORD & COMPANY CLASS A+                                                                                1,138,550
      32,100   ONEBEACON INSURANCE GROUP LIMITED                                                                            690,150

                                                                                                                          1,828,700
                                                                                                                      -------------
INSURANCE CARRIERS: 4.76%
      41,300   AFFIRMATIVE INSURANCE HOLDINGS INCORPORATED                                                                  428,694
      97,200   AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY                                                              805,788
      45,800   AMERICAN SAFETY INSURANCE GROUP LIMITED+                                                                     899,970
      74,250   AMERISAFE INCORPORATED+                                                                                    1,151,618
      29,786   ARGO GROUP INTERNATIONAL HOLDINGS LIMITED+                                                                 1,254,884
      24,050   CASTLEPOINT HOLDINGS LIMITED                                                                                 288,600
      93,300   CRM HOLDINGS LIMITED+                                                                                        730,539

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                              VALUE
INSURANCE CARRIERS (continued)
      10,500   DELPHI FINANCIAL GROUP INCORPORATED CLASS A                                                            $     370,440
      78,500   DONEGAL GROUP INCORPORATED CLASS A                                                                         1,347,845
      31,000   EMC INSURANCE GROUP INCORPORATED                                                                             733,770
      63,500   FREMONT GENERAL CORPORATION+                                                                                 222,250
      16,000   HARLEYSVILLE GROUP INCORPORATED                                                                              566,080
      11,300   KINGSWAY FINANCIAL SERVICES INCORPORATED                                                                     135,826
     110,300   MEADOWBROOK INSURANCE GROUP INCORPORATED+                                                                  1,037,923
      11,910   MERCURY GENERAL CORPORATION                                                                                  593,237
      71,779   NORTH POINTE HOLDINGS CORPORATION+                                                                           789,569
      12,305   NYMAGIC INCORPORATED                                                                                         284,615
      68,500   PMA CAPITAL CORPORATION CLASS A+                                                                             563,070
      68,000   PROCENTURY CORPORATION                                                                                     1,043,800
      80,700   SCOTTISH RE GROUP LIMITED+                                                                                    58,508
      54,900   SEABRIGHT INSURANCE HOLDINGS+                                                                                827,892
      98,900   SPECIALTY UNDERWRITERS' ALLIANCE INCORPORATED+                                                               529,115
      14,400   STANCORP FINANCIAL GROUP INCORPORATED                                                                        725,472
      18,400   STATE AUTO FINANCIAL CORPORATION                                                                             483,920
      45,900   TRIAD GUARANTY INCORPORATED+                                                                                 449,820

                                                                                                                         16,323,245
                                                                                                                      -------------
JUSTICE, PUBLIC ORDER & SAFETY: 0.46%
      56,754   GEO GROUP INCORPORATED+                                                                                    1,589,112
                                                                                                                      -------------
LEATHER & LEATHER PRODUCTS: 0.43%
      85,550   BAKERS FOOTWEAR GROUP INCORPORATED+                                                                          196,765
      34,200   SHOE CARNIVAL INCORPORATED+                                                                                  482,562
      21,400   TIMBERLAND COMPANY+                                                                                          386,912
      14,500   WEYCO GROUP INCORPORATED                                                                                     398,750

                                                                                                                          1,464,989
                                                                                                                      -------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.44%
      20,900   LOUISIANA-PACIFIC CORPORATION                                                                                285,912
      27,060   NOBILITY HOMES INCORPORATED                                                                                  493,845
      25,511   SKYLINE CORPORATION                                                                                          748,748

                                                                                                                          1,528,505
                                                                                                                      -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 3.97%
     195,899   ALLIED HEALTHCARE PRODUCTS INCORPORATED+                                                                   1,420,268
      54,500   CANTEL INDUSTRIES+                                                                                           794,610
      28,326   COHERENT INCORPORATED+                                                                                       710,133
     141,715   CREDENCE SYSTEMS CORPORATION+                                                                                342,950
      56,482   DEL GLOBAL TECHNOLOGIES CORPORATION+                                                                         163,798
      10,300   DRS TECHNOLOGIES INCORPORATED                                                                                558,981
      53,100   EDAP TMS SA ADR+                                                                                             255,942
     114,400   HEALTHTRONICS INCORPORATED+                                                                                  525,096
      62,557   HERLEY INDUSTRIES INCORPORATED+                                                                              860,159
      93,800   NEWPORT CORPORATION+                                                                                       1,199,702
     224,600   NORTH AMERICAN SCIENTIFIC INCORPORATED+                                                                       67,380
     121,100   PERKINELMER INCORPORATED                                                                                   3,151,022
      63,682   VITAL SIGNS INCORPORATED                                                                                   3,255,424
      26,200   X-RITE INCORPORATED+                                                                                         304,444

                                                                                                                         13,609,909
                                                                                                                      -------------
METAL MINING: 2.77%
     114,085   APEX SILVER MINES LIMITED+                                                                                 1,738,655
      89,100   GOLD FIELDS LIMITED ADR                                                                                    1,265,220
      30,845   GOLDCORP INCORPORATED                                                                                      1,046,571
      17,410   MERIDIAN GOLD INCORPORATED+                                                                                  618,055

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                              VALUE
METAL MINING (continued)
      79,215   NOVAGOLD RESOURCES INCORPORATED+                                                                       $     646,394
     112,575   RANDGOLD RESOURCES LIMITED ADR                                                                             4,179,910

                                                                                                                          9,494,805
                                                                                                                      -------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.04%
     208,095   BIRCH MOUNTAIN RESOURCES LIMITED+                                                                            147,747
                                                                                                                      -------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.60%
      45,170   ACCO BRANDS CORPORATION+                                                                                     724,527
      13,500   ARMSTRONG WORLD INDUSTRIES INCORPORATED+                                                                     541,485
     411,000   LEAPFROG ENTERPRISES INCORPORATED+                                                                         2,766,030
      21,200   LYDALL INCORPORATED+                                                                                         223,024
       6,500   RC2 CORPORATION+                                                                                             182,455
      37,700   RUSS BERRIE & COMPANY INCORPORATED+                                                                          616,772
      25,500   STANDEX INTERNATIONAL CORPORATION                                                                            444,975

                                                                                                                          5,499,268
                                                                                                                      -------------
MISCELLANEOUS RETAIL: 0.47%
      54,100   AC MOORE ARTS & CRAFTS INCORPORATED+                                                                         743,875
      69,400   FINLAY ENTERPRISES INCORPORATED+                                                                             140,882
      22,700   OFFICE DEPOT INCORPORATED+                                                                                   315,757
      45,300   PC MALL INCORPORATED+                                                                                        421,743

                                                                                                                          1,622,257
                                                                                                                      -------------
MISCELLANEOUS SERVICES: 0.07%
      15,200   BANKFINANCIAL CORPORATION                                                                                    240,464
                                                                                                                      -------------
MOTION PICTURES: 0.04%
      80,500   WPT ENTERPRISES INCORPORATED+                                                                                137,655
                                                                                                                      -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.58%
      21,300   DISCOVER FINANCIAL SERVICES                                                                                  321,204
     144,200   MCG CAPITAL CORPORATION                                                                                    1,671,278

                                                                                                                          1,992,482
                                                                                                                      -------------
OIL & GAS EXTRACTION: 6.16%
       4,000   ATWOOD OCEANICS INCORPORATED                                                                                 400,960
      44,400   BRIGHAM EXPLORATION COMPANY+                                                                                 333,888
      26,200   COMSTOCK RESOURCES INCORPORATED+                                                                             890,800
      11,220   FOREST OIL CORPORATION                                                                                       570,425
     140,390   GLOBAL INDUSTRIES LIMITED+                                                                                 3,007,154
      44,130   HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                                 1,831,395
      31,730   HELMERICH & PAYNE INCORPORATED                                                                             1,271,421
      83,600   KEY ENERGY SERVICES INCORPORATED+                                                                          1,203,004
      85,180   MCMORAN EXPLORATION COMPANY+                                                                               1,115,006
     311,480   NEWPARK RESOURCES INCORPORATED+                                                                            1,697,566
      17,945   OCEANEERING INTERNATIONAL INCORPORATED+                                                                    1,208,596
      11,250   PRIDE INTERNATIONAL INCORPORATED+                                                                            381,375
      46,530   RANGE RESOURCES CORPORATION                                                                                2,389,781
      18,600   SUPERIOR ENERGY SERVICES INCORPORATED+                                                                       640,212
     205,400   SYNTROLEUM CORPORATION+                                                                                      172,536
      56,020   TRILOGY ENERGY TRUST                                                                                         391,081
       6,100   UNIT CORPORATION+                                                                                            282,125
      35,200   WARREN RESOURCES INCORPORATED+                                                                               497,376
      74,170   WILLBROS GROUP INCORPORATED+                                                                               2,839,969

                                                                                                                         21,124,670
                                                                                                                      -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                              VALUE
PAPER & ALLIED PRODUCTS: 0.78%
     106,500   BUCKEYE TECHNOLOGIES INCORPORATED+                                                                     $   1,331,250
     118,155   CHESAPEAKE CORPORATION+                                                                                      613,224
       6,000   SONOCO PRODUCTS COMPANY                                                                                      196,080
      45,800   STANDARD REGISTER COMPANY                                                                                    534,028

                                                                                                                          2,674,582
                                                                                                                      -------------
PERSONAL SERVICES: 0.26%
      17,800   H & R BLOCK INCORPORATED                                                                                     330,546
      20,300   REGIS CORPORATION                                                                                            567,588

                                                                                                                            898,134
                                                                                                                      -------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.60%
      37,185   INTEROIL CORPORATION+                                                                                        716,183
       3,815   SANDRIDGE ENERGY INCORPORATED+                                                                               136,806
      32,100   WD-40 COMPANY                                                                                              1,218,837

                                                                                                                          2,071,826
                                                                                                                      -------------
PIPELINES: 0.10%
       6,600   ENBRIDGE ENERGY PARTNERS LP                                                                                  333,564
                                                                                                                      -------------
PRIMARY METAL INDUSTRIES: 0.32%
      27,700   NORTHWEST PIPE COMPANY+                                                                                    1,084,178
                                                                                                                      -------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 2.24%
      20,400   AMERICAN GREETINGS CORPORATION CLASS A                                                                       414,120
      45,100   ENNIS INCORPORATED                                                                                           811,800
      72,460   JOURNAL COMMUNICATIONS INCORPORATED CLASS A                                                                  647,792
      21,165   MCCLATCHY COMPANY CLASS A                                                                                    264,986
       8,200   MULTI-COLOR CORPORATION                                                                                      225,254
     458,200   PLAYBOY ENTERPRISES INCORPORATED CLASS B+                                                                  4,178,784
      88,100   PRESSTEK INCORPORATED+                                                                                       451,072
      18,925   R.H. DONNELLEY CORPORATION+                                                                                  690,384

                                                                                                                          7,684,192
                                                                                                                      -------------
REAL ESTATE: 0.09%
      32,400   MERUELO MADDUX PROPERTIES INCORPORATED+                                                                      129,600
      16,400   THOMAS PROPERTIES GROUP INCORPORATED                                                                         176,792

                                                                                                                            306,392
                                                                                                                      -------------
REAL ESTATE INVESTMENT TRUST (REIT): 0.25%
      59,000   LEXINGTON CORPORATE PROPERTIES TRUST                                                                         857,860
                                                                                                                      -------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.41%
     147,883   INTERTAPE POLYMER GROUP INCORPORATED+                                                                        464,353
       5,321   JARDEN CORPORATION+                                                                                          125,629
      28,300   SEALED AIR CORPORATION                                                                                       654,862
       5,200   TUPPERWARE CORPORATION                                                                                       171,756

                                                                                                                          1,416,600
                                                                                                                      -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.04%
       9,640   MARKETAXESS HOLDINGS INCORPORATED+                                                                           123,681
                                                                                                                      -------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.55%
      92,785   GENTEX CORPORATION                                                                                         1,648,789

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                               VALUE
STONE, CLAY, GLASS & CONCRETE PRODUCTS (continued)
      71,745   US CONCRETE INCORPORATED+                                                                              $     238,911

                                                                                                                          1,887,700
                                                                                                                      -------------
TRANSPORTATION BY AIR: 1.11%
      32,450   AIRTRAN HOLDINGS INCORPORATED+                                                                               232,342
      45,300   DELTA AIR LINES INCORPORATED+                                                                                674,517
      52,475   JETBLUE AIRWAYS CORPORATION+                                                                                 309,603
       6,435   PHI INCORPORATED+                                                                                            203,346
      24,185   PHI INCORPORATED (NON-VOTING)+                                                                               750,219
     111,700   US AIRWAYS GROUP INCORPORATED+                                                                             1,643,107

                                                                                                                          3,813,134
                                                                                                                      -------------
TRANSPORTATION EQUIPMENT: 2.67%
      40,600   AFTERMARKET TECHNOLOGY CORPORATION+                                                                        1,106,756
      25,600   ARCTIC CAT INCORPORATED                                                                                      305,664
     243,497   EXIDE TECHNOLOGIES+                                                                                        1,947,976
     176,200   FEDERAL SIGNAL CORPORATION                                                                                 1,976,964
     195,325   FLEETWOOD ENTERPRISES INCORPORATED+                                                                        1,168,044
      26,500   MONACO COACH CORPORATION                                                                                     235,320
      53,300   SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED                                                                   1,838,850
      16,800   WABTEC CORPORATION                                                                                           578,592

                                                                                                                          9,158,166
                                                                                                                      -------------
TRANSPORTATION SERVICES: 0.60%
      47,200   DYNAMEX INCORPORATED+                                                                                      1,277,232
      10,600   GATX CORPORATION                                                                                             388,808
      26,100   PACER INTERNATIONAL INCORPORATED                                                                             381,060

                                                                                                                          2,047,100
                                                                                                                      -------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.86%
       5,500   BLUEFLY INCORPORATED+                                                                                          4,070
      45,000   KENNETH COLE PRODUCTIONS INCORPORATED CLASS A                                                                787,050
      37,800   SCHOOL SPECIALTY INCORPORATED+                                                                             1,305,990
     106,800   SOURCE INTERLINK COMPANIES INCORPORATED+                                                                     307,584
      12,100   UNITED STATIONERS INCORPORATED+                                                                              559,141

                                                                                                                          2,963,835
                                                                                                                      -------------
WHOLESALE TRADE-DURABLE GOODS: 1.30%
      11,000   INTERLINE BRANDS INCORPORATED+                                                                               241,010
      47,200   KAMAN CORPORATION CLASS A                                                                                  1,737,432
      18,400   LKQ CORPORATION+                                                                                             386,768
     109,900   NAVARRE CORPORATION+                                                                                         228,592
      11,000   OWENS & MINOR INCORPORATED                                                                                   466,730
      42,969   PATRICK INDUSTRIES INCORPORATED+                                                                             427,971
      85,600   POMEROY IT SOLUTIONS INCORPORATED+                                                                           593,208
      30,400   WILLIS LEASE FINANCE CORPORATION+                                                                            381,216

                                                                                                                          4,462,927
                                                                                                                      -------------

TOTAL COMMON STOCKS (COST $359,668,381)                                                                                 332,141,846
                                                                                                                      -------------

PREFERRED STOCKS: 0.10%
      16,500   ANWORTH MORTGAGE PREFERRED                                                                                   330,822

TOTAL PREFERRED STOCKS (COST $394,305)                                                                                      330,822
                                                                                                                      -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                        PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                                                              VALUE
SHORT-TERM INVESTMENTS: 3.25%

MUTUAL FUNDS: 3.25%
  11,164,643   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           $  11,164,643
                                                                                                                      -------------

TOTAL SHORT-TERM INVESTMENTS (COST $11,164,643)                                                                          11,164,643
                                                                                                                      -------------


TOTAL INVESTMENTS IN SECURITIES
(COST $371,227,329)*                                           100.13%                                                $ 343,637,311

OTHER ASSETS AND LIABILITIES, NET                               (0.13)                                                     (455,298)
                                                               ------                                                 -------------

TOTAL NET ASSETS                                               100.00%                                                $ 343,182,013
                                                               ------                                                 -------------

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $11,164,643.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NQ NOTES

WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

      The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTION AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

      For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

ITEM 2.  CONTROLS AND PROCEDURES
================================
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                  CERTIFICATION



I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage C&B Large Cap Value Portfolio, Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Emerging Growth Portfolio, Wells Fargo Advantage Equity Income Portfolio, Wells Fargo Advantage Equity Value Portfolio, Wells Fargo Advantage Index Portfolio, Wells Fargo Advantage International Core Portfolio, Wells Fargo Advantage International Growth Portfolio, Wells Fargo Advantage International Index Portfolio, Wells Fargo Advantage International Value Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio, Wells Fargo Advantage Large Company Growth Portfolio, Wells Fargo Advantage Small Cap Index Portfolio, Wells Fargo Advantage Small Company Growth Portfolio, Wells Fargo Advantage Small Company Value Portfolio, and Wells Fargo Advantage Strategic Small Cap Value Portfolio; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  February 20, 2008

/s/ Karla M. Rabusch


Karla M. Rabusch
President
Wells Fargo Master Trust

                                  CERTIFICATION



I, Stephen W. Leonhardt, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage C&B Large Cap Value Portfolio, Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Emerging Growth Portfolio, Wells Fargo Advantage Equity Income Portfolio, Wells Fargo Advantage Equity Value Portfolio, Wells Fargo Advantage Index Portfolio, Wells Fargo Advantage International Core Portfolio, Wells Fargo Advantage International Growth Portfolio, Wells Fargo Advantage International Index Portfolio, Wells Fargo Advantage International Value Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio, Wells Fargo Advantage Large Company Growth Portfolio, Wells Fargo Advantage Small Cap Index Portfolio, Wells Fargo Advantage Small Company Growth Portfolio, Wells Fargo Advantage Small Company Value Portfolio, and Wells Fargo Advantage Strategic Small Cap Value Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  February 20, 2008


/s/ Stephen W. Leonhardt


Stephen W. Leonhardt
Treasurer
Wells Fargo Master Trust

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                                   Wells Fargo Master Trust


                                                   By:      /s/ Karla M. Rabusch


                                                            Karla M. Rabusch
                                                            President




Date:  February 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                               Wells Fargo Master Trust



                                               By:      /s/ Karla M. Rabusch


                                                        Karla M. Rabusch
                                                        President



                                               By:      /s/ Stephen W. Leonhardt


                                                        Stephen W. Leonhardt
                                                        Treasurer

Date: February 20, 2008